Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.7%
Money Market Funds - 77.7%
166,014,504	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$166,014,504

	TOTAL SHORT TERM INVESTMENTS (Cost $166,014,504)	$166,014,504

	TOTAL INVESTMENTS (Cost $166,014,504) - 77.7%	$166,014,504
	Other Assets in Excess of Liabilities - 22.3% (b)	47,595,615

	TOTAL NET ASSETS - 100.0%	$213,610,119

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	$11,159,243 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2021

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation/ (Depreciation)
Copper	9/28/2021	150	$16,809,375	$(153,750)	$188,550
Corn	12/14/2021	429	11,695,612	(241,312)	419,832
Cotton No. 2	12/8/2021	434	19,397,630	(199,640)	1,106,843
Gasoline RBOB	11/30/2021	171	15,102,310	55,301	3,296,345
Natural Gas	4/27/2022	396	12,624,480	(55,440)	1,692,394
NY Harbor ULSD	11/30/2021	190	17,488,968	36,708	595,352
Silver	9/28/2021	44	5,620,340	(51,700)	(102,025)
Soybean	11/12/2021	255	17,202,937	(363,375)	1,137,637
Sugar	4/29/2022	852	16,670,573	(276,730)	1,702,547
Wheat	12/14/2021	439	15,650,350	(16,462)	890,530
WTI Crude Oil	5/20/2022	197	13,344,780	19,700	1,321,015

			$161,607,355	$(1,246,700)	$12,249,020

Direxion Connected Consumer ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 2.0%
1,164	Teladoc Health, Inc. (a)	$172,796

Ambulatory Health Care Services - 4.8%
5,297	1Life Healthcare, Inc. (a)	143,231
9,317	MEDNAX, Inc. (a)	271,311

		414,542

Amusement, Gambling, and Recreation Industries - 4.6%
12,269	Nautilus, Inc. (a)	177,287
1,231	The Walt Disney Co. (a)	216,681

		393,968

Broadcasting (except Internet) - 3.0%
4,403	Comcast Corp. Class A	259,028

Chemical Manufacturing - 1.7%
14,513	LifeMD, Inc. (a)(b)	142,373

Computer and Electronic Product Manufacturing - 11.5%
1,939	Apple, Inc.	282,823
1,850	NVIDIA Corp.	360,731
11,676	Vuzix Corp. (a)(b)	172,805
15,251	Zepp Health Corp. ADR (China) (a)	169,896

		986,255

Educational Services - 12.1%
2,321	Grand Canyon Education, Inc. (a)	214,391
12,858	New Oriental Education & Technology Group, Inc. ADR (China) (a)	27,902
20,322	Perdoceo Education Corp. (a)	241,019
2,992	Strategic Education Inc.	237,235
9,795	Stride, Inc. (a)	300,315
3,096	TAL Education Group ADR (China) (a)	18,793

		1,039,655

Insurance Carriers and Related Activities - 2.6%
4,247	eHealth, Inc. (a)	220,886

Miscellaneous Manufacturing - 4.8%
2,189	Peloton Interactive, Inc. (a)	258,411
21,701	SmileDirectClub, Inc. (a)(b)	153,209

		411,620

Motion Picture and Sound Recording Industries - 5.4%
455	Netflix, Inc. (a)	235,494
1,314	Take-Two Interactive Software, Inc. (a)	227,874

		463,368

Nonstore Retailers - 3.1%
79	Amazon.com, Inc. (a)	262,880

Other Information Services - 5.5%
2,638	Chegg, Inc. (a)	233,806
3,339	Twitter, Inc. (a)	232,895

		466,701

Performing Arts, Spectator Sports, and Related Industries - 5.5%
2,526	Activision Blizzard, Inc.	211,224
1,777	Electronic Arts, Inc.	255,817

		467,041

Professional, Scientific, and Technical Services - 13.4%
6,426	2U, Inc. (a)	278,888
926	Facebook, Inc. (a)	329,934
3,941	Snap, Inc. (a)	293,289
4,274	Weibo Corp. ADR (China) (a)	241,054

		1,143,165

Publishing Industries (except Internet) - 10.9%
2,718	GSX Techedu, Inc. ADR (China) (a)(b)	8,670
4,621	John Wiley & Sons, Inc. Class A	271,622
1,039	Microsoft Corp.	296,022
649	Twilio, Inc. (a)	242,460
26,578	WiMi Hologram Cloud, Inc. ADR (China) (a)(b)	110,565

		929,339

Specialty Trade Contractors - 2.6%
2,206	NetEase.com, Inc. ADR (China)	225,475

Telecommunications - 6.4%
7,093	8x8 Inc. (a)	181,297
1,908	JOYY, Inc. ADR (China)	101,983
691	Zoom Video Communications, Inc. (a)	261,267

		544,547

	TOTAL COMMON STOCKS (Cost $8,371,735)	$8,543,639

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
26,880	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$26,880

	TOTAL SHORT TERM INVESTMENTS (Cost $26,880)	$26,880

	TOTAL INVESTMENTS (Cost $8,398,615) - 100.2%	$8,570,519
	Liabilities in Excess of Other Assets - (0.2)%	(14,548)

	TOTAL NET ASSETS - 100.0%	$8,555,971

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Dynamic Hedge ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 95.5%
12,588	iShares Core S&P 500 ETF (a)	$5,543,755

	TOTAL INVESTMENT COMPANIES (Cost $4,077,872)	$5,543,755

	TOTAL INVESTMENTS (Cost $4,077,872) - 95.5%	$5,543,755
	Other Assets in Excess of Liabilities - 4.5% (b)	261,694

	TOTAL NET ASSETS - 100.0%	$5,805,449

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	$12,100 of cash is pledged as collateral for futures contracts.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.2866% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	15	$64,769	$1,219

Short Futures Contracts (Unaudited)

July 31, 2021

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), Net	Unrealized Depreciation
E-mini S&P 500	9/17/2021	1	$219,475	$1,115	$(3,679)

Direxion Fallen Knives ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 1.9%
1,805	Revolve Group, Inc. (a)	$125,646
1,762	TrueBlue Inc. (a)	47,909

		173,555

Ambulatory Health Care Services - 4.3%
2,545	Novocure Ltd. ADR (Israel) (a)	391,955

Apparel Manufacturing - 3.7%
9,875	Gildan Activewear Inc. ADR (Canada)	340,589

Beverage and Tobacco Product Manufacturing - 0.4%
652	MGP Ingredients, Inc.	38,892

Chemical Manufacturing - 7.3%
3,365	bluebird bio, Inc. (a)	85,505
580	Eagle Pharmaceuticals, Inc. (a)	26,970
899	Inter Parfums, Inc.	69,106
2,598	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	440,413
2,717	Vanda Pharmaceuticals, Inc. (a)	44,314

		666,308

Computer and Electronic Product Manufacturing - 2.4%
1,754	Ambarella Inc. (a)	172,751
1,106	IMPINJ, Inc. (a)	50,876

		223,627

Credit Intermediation and Related Activities - 17.7%
877	BancFirst Corp.	48,656
11,171	Fifth Third Bancorp	405,396
5,986	Hope Bancorp, Inc.	79,314
29,892	Huntington Bancshares, Inc.	420,879
5,847	PacWest Bancorp	232,827
4,719	Western Alliance Bancorp	438,018

		1,625,090

Data Processing, Hosting and Related Services - 6.2%
10,181	Pagseguro Digital Ltd ADR (Brazil) (a)	564,435

Educational Services - 3.8%
2,323	Grand Canyon Education, Inc. (a)	214,576
3,462	Perdoceo Education Corp. (a)	41,059
1,217	Strategic Education Inc.	96,496

		352,131

Electrical Equipment, Appliance, and Component Manufacturing - 3.4%
1,787	Acuity Brands, Inc.	313,404

Fabricated Metal Product Manufacturing - 3.2%
1,254	RBC Bearings, Inc. (a)	294,690

Food Manufacturing - 1.3%
753	J&J Snack Foods Corp.	123,778

Food Services and Drinking Places - 1.5%
3,585	Yelp, Inc. (a)	134,079

Insurance Carriers and Related Activities - 15.0%
3,829	Cincinnati Financial Corp.	451,363
1,400	Employers Holdings, Inc.	58,128
5,573	Essent Group Ltd. ADR (Bermuda)	251,732
1,350	Mercury General Corp.	82,120
4,286	NMI Holdings Inc. (a)	94,378
3,435	Reinsurance Group of America, Inc.	378,468
721	Safety Insurance Group, Inc.	55,243

		1,371,432

Leather and Allied Product Manufacturing - 1.9%
3,945	Steven Madden Ltd.	172,909

Machinery Manufacturing - 2.4%
1,769	Dril-Quip, Inc. (a)	50,558
2,256	Glaukos Corp. (a)	115,056
5,548	NOW Inc. (a)	54,759

		220,373

Merchant Wholesalers, Nondurable Goods - 1.0%
2,239	Core-Mark Holding Co., Inc.	96,367

Miscellaneous Manufacturing - 1.2%
726	Anika Therapeutics, Inc. (a)	29,135
981	Inogen Inc. (a)	78,254

		107,389

Oil and Gas Extraction - 0.5%
2,194	Brigham Minerals Inc.	43,090

Primary Metal Manufacturing - 3.7%
788	Kaiser Aluminum Corp.	95,884
11,834	Tenaris S.A. ADR (Luxembourg)	241,887

		337,771

Professional, Scientific, and Technical Services - 6.1%
4,387	Exact Sciences Corp. (a)	473,094
6,573	MOMO, Inc. ADR (China)	81,440

		554,534

Rental and Leasing Services - 2.2%
3,382	PROG Holdings, Inc	148,030
1,705	The Aaron’s Company, Inc	49,223

		197,253

Specialty Trade Contractors - 3.6%
2,722	EMCOR Group, Inc.	331,567

Support Activities for Mining - 2.0%
5,288	Helmerich & Payne, Inc.	151,607
3,816	ProPetro Holding Corp. (a)	28,811

		180,418

Transportation Equipment Manufacturing - 3.1%
2,129	HEICO Corp. Class A	287,947

	TOTAL COMMON STOCKS (Cost $7,711,326)	$9,143,583

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
18,331	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$18,331

	TOTAL SHORT TERM INVESTMENTS (Cost $18,331)	$18,331

	TOTAL INVESTMENTS (Cost $7,729,657) - 100.0%	$9,161,914
	Liabilities in Excess of Other Assets - (0.0)% (†)	(2,756)

	TOTAL NET ASSETS - 100.0%	$9,159,158

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.

ADR - American Depository Receipt

Direxion Flight to Safety Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 25.5%
Pipeline Transportation - 0.1%
404	DT Midstream, Inc. (a)	$17,130

Utilities - 25.4%
1,057	Alliant Energy Corp.	61,866
1,038	Ameren Corp.	87,109
2,102	American Electric Power Co., Inc.	185,228
766	American Water Works Co., Inc.	130,304
530	Atmos Energy Corp.	52,253
240	Avangrid, Inc.	12,514
2,298	CenterPoint Energy, Inc.	58,507
1,207	CMS Energy Corp.	74,580
1,446	Consolidated Edison, Inc.	106,671
3,448	Dominion Energy, Inc.	258,152
809	DTE Energy Co.	94,912
3,114	Duke Energy Corp.	327,313
1,602	Edison International	87,309
845	Entergy Corp.	86,967
957	Evergy, Inc.	62,416
1,448	Eversource Energy	124,919
4,118	Exelon Corp.	192,722
2,293	FirstEnergy Corp.	87,868
8,282	NextEra Energy, Inc.	645,168
1,616	NiSource, Inc.	40,028
6,376	PG&E Corp. (a)	56,045
475	Pinnacle West Capital Corp.	39,686
3,255	PPL Corp.	92,344
2,139	Public Service Enterprise Group, Inc.	133,110
1,224	Sempra Energy	159,916
4,468	Southern Co.	285,371
1,334	WEC Energy Group, Inc.	125,583
2,219	Xcel Energy, Inc.	151,447

		3,820,308

	TOTAL COMMON STOCKS (Cost $3,978,417)	$3,837,438

INVESTMENT COMPANIES - 64.8%
52,611	iShares 20+ Year Treasury Bond ETF (b)	$7,866,397
54,392	iShares Gold Trust (b)	1,879,787

	TOTAL INVESTMENT COMPANIES (Cost $9,221,489)	$9,746,184

SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
324,986	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)	$324,986

	TOTAL SHORT TERM INVESTMENTS (Cost $324,986)	$324,986

	TOTAL INVESTMENTS (Cost $13,524,892) - 92.5%	$13,908,608
	Other Assets in Excess of Liabilities - 7.5% (d)	1,135,961

	TOTAL NET ASSETS - 100.0%	$15,044,569

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	$79,200 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2021

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Payable, net	Unrealized Appreciation
Gold	10/27/2021	8	$1,451,600	$(14,960)	$10,130

Direxion High Growth ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 2.3%
242	Accenture PLC Class A ADR (Ireland)	$76,879
137	Automatic Data Processing, Inc.	28,719
29	Booking Holdings, Inc. (a)	63,169
191	Moody’s Corp.	71,816
317	Visa, Inc. Class A	78,106

		318,689

Amusement, Gambling, and Recreation Industries - 0.3%
208	The Walt Disney Co. (a)	36,612

Beverage and Tobacco Product Manufacturing - 0.7%
64	Boston Beer Co., Inc. Class A (a)	45,440
240	Monster Beverage Corp. (a)	22,637
253	Philip Morris International, Inc.	25,323

		93,400

Broadcasting (except Internet) - 0.6%
674	Comcast Corp. Class A	39,651
95	Roku, Inc. (a)	40,690

		80,341

Building Material and Garden Equipment and Supplies Dealers - 0.7%
237	Lowe’s Companies, Inc.	45,667
161	The Home Depot, Inc.	52,839

		98,506

Chemical Manufacturing - 3.2%
567	Abbott Laboratories	68,595
678	Johnson & Johnson	116,751
360	Merck & Co., Inc.	27,673
689	Olin Corp.	32,404
886	Pfizer, Inc.	37,930
751	Procter & Gamble Co.	106,815
105	Vertex Pharmaceuticals, Inc. (a)	21,166
96	West Pharmaceutical Services, Inc.	39,526

		450,860

Clothing and Clothing Accessories Stores - 0.3%
591	TJX Companies, Inc.	40,667

Computer and Electronic Product Manufacturing - 11.0%
8,580	Apple, Inc.	1,251,479
1,085	Cisco Systems, Inc.	60,076
80	IDEXX Laboratories, Inc. (a)	54,282
258	Micron Technology, Inc. (a)	20,016
552	Texas Instruments, Inc.	105,222
81	Thermo Fisher Scientific, Inc.	43,741

		1,534,816

Construction of Buildings - 0.1%
214	D.R. Horton, Inc.	20,422

Couriers and Messengers - 1.6%
158	FedEx Corp.	44,232
967	United Parcel Service, Inc. Class B	185,045

		229,277

Credit Intermediation and Related Activities - 3.4%
682	Ally Financial, Inc.	35,027
761	Bank of America Corp.	29,192
374	Discover Financial Services	46,496
282	JPMorgan Chase & Co.	42,802
231	MasterCard, Inc. Class A	89,152
71	SVB Financial Group (a)	39,047
637	Synchrony Financial	29,952
3,578	Wells Fargo & Co.	164,373

		476,041

Electrical Equipment, Appliance, and Component Manufacturing - 1.2%
418	Generac Holdings, Inc. (a)	175,292

Fabricated Metal Product Manufacturing - 0.2%
266	Nucor Corp.	27,669

Food Services and Drinking Places - 0.9%
1,021	Starbucks Corp.	123,980

Gasoline Stations - 0.3%
375	Chevron Corp.	38,179

General Merchandise Stores - 2.3%
142	Costco Wholesale Corp.	61,020
152	Dollar General Corp.	35,361
530	Target Corp.	138,357
621	Wal-Mart Stores, Inc.	88,524

		323,262

Insurance Carriers and Related Activities - 6.1%
70	Alleghany Corp. (a)	46,417
197	Allstate Corp.	25,620
102	Anthem, Inc.	39,169
761	Arch Capital Group Ltd. ADR (a)	29,679
1,081	Berkshire Hathaway, Inc. Class B (a)	300,831
263	Cigna Corp.	60,356
143	Cincinnati Financial Corp.	16,857
193	Everest Re Group Ltd. ADR	48,796
17	Markel Corp. (a)	20,505
146	Marsh & McLennan Companies, Inc.	21,494
1,624	Progressive Corp.	154,540
207	UnitedHealth Group, Inc.	85,330

		849,594

Leather and Allied Product Manufacturing - 0.7%
442	NIKE, Inc. Class B	74,040
567	Tapestry, Inc. (a)	23,984

		98,024

Machinery Manufacturing - 3.1%
136	AGCO Corp.	17,967
1,036	Applied Materials, Inc.	144,968
282	Deere & Co.	101,968
739	General Electric Co.	76,560
74	Lam Research Corp.	47,168
15	Mettler-Toledo International, Inc. (a)	22,106
134	Trane Technologies PLC ADR (Ireland)	27,284

		438,021

Management of Companies and Enterprises - 2.5%
2,150	Capital One Financial Corp.	347,655

Merchant Wholesalers, Durable Goods - 0.5%
145	Pool Corp.	69,284

Mining (except Oil and Gas) - 1.1%
4,162	Freeport-McMoRan Copper & Gold, Inc.	158,572

Miscellaneous Manufacturing - 1.1%
177	Align Technology, Inc. (a)	123,157
33	Intuitive Surgical, Inc. (a)	32,718

		155,875

Nonstore Retailers - 8.9%
373	Amazon.com, Inc. (a)	1,241,191

Other Information Services - 15.3%
384	Alphabet, Inc. Class A (a)	1,034,700
393	Alphabet, Inc. Class C (a)	1,062,837
598	Pinterest, Inc. (a)	35,222

		2,132,759

Petroleum and Coal Products Manufacturing - 0.7%
1,652	Exxon Mobil Corp.	95,106

Primary Metal Manufacturing - 0.4%
1,334	ALCOA Corp. (a)	53,560

Professional, Scientific, and Technical Services - 5.8%
66	EPAM Systems, Inc. (a)	36,947
1,895	Facebook, Inc. (a)	675,189
234	Moderna, Inc. (a)	82,742
201	Paychex, Inc.	22,878

		817,756

Publishing Industries (except Internet) - 8.2%
206	Adobe Systems, Inc. (a)	128,056
74	Intuit, Inc.	39,218
2,911	Microsoft Corp.	829,373
928	News Corp. Class A	22,857
304	Oracle Corp.	26,490
392	Square, Inc. (a)	96,926

		1,142,920

Real Estate - 0.5%
213	Public Storage	66,558

Rental and Leasing Services - 0.2%
328	Ryder System, Inc.	24,977

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.2%
37	BlackRock, Inc.	32,085
983	Evercore, Inc.	129,953
64	Goldman Sachs Group, Inc.	23,992
472	Janus Henderson Group PLC ADR (United Kingdom)	19,748
254	Morgan Stanley	24,379
190	MSCI, Inc. Class A	113,232
248	S&P Global, Inc.	106,323
961	SLM Corp.	18,096
1,647	T. Rowe Price Group, Inc.	336,252
111	Texas Pacific Land Corp.	165,673
264	The Blackstone Group, Inc.	30,431

		1,000,164

Specialty Trade Contractors - 0.3%
470	Quanta Services, Inc.	42,723

Support Activities for Mining - 0.4%
410	Pioneer Natural Resources Co.	59,602

Support Activities for Transportation - 0.4%
432	Expeditors International of Washington, Inc.	55,404

Telecommunications - 0.5%
253	PayPal Holdings, Inc. (a)	69,709

Transportation Equipment Manufacturing - 5.3%
3,372	Ford Motor Co. (a)	47,039
70	Lockheed Martin Corp.	26,017
976	Tesla Motors, Inc. (a)	670,707

		743,763

Utilities - 0.8%
1,288	Cheniere Energy, Inc. (a)	109,390

Waste Management and Remediation Services - 0.2%
346	Darling International, Inc. (a)	23,898

Wood Product Manufacturing - 0.6%
1,577	Louisiana-Pacific Corp.	87,429

	TOTAL COMMON STOCKS (Cost $12,217,333)	$13,951,947

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
13,501	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$13,501

	TOTAL SHORT TERM INVESTMENTS (Cost $13,501)	$13,501

	TOTAL INVESTMENTS (Cost $12,230,834) - 100.0%	$13,965,448
	Liabilities in Excess of Other Assets - (0.0)% (†)	(468)

	TOTAL NET ASSETS - 100.0%	$13,964,980

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.

ADR - American Depository Receipt

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.5%
Chemical Manufacturing - 38.6%
8,681	Air Liquide S.A. (France) (a)	$1,508,884
5,297	Air Products & Chemicals, Inc.	1,541,586
59,647	Cell Impact AB (Sweden) (a)	340,797
34,456	Doosan Fuel Cell Co., Ltd (South Korea) (a)	1,469,304
274,123	ITM Power (United Kingdom) (a)(b)	1,563,383
8,052	Linde PLC (Ireland) ADR	2,475,104
57,722	McPhy Energy SAS (France) (a)(b)	1,166,332
1,302,391	Nel ASA (Norway) (a)(b)	2,489,105
21,561	Nippon Sanso Holdings Corp. (Japan) (a)	474,440
10,117	Pungkuk Alcohol Industry Co., Ltd (South Korea) (a)	166,674

		13,195,609

Computer and Electronic Product Manufacturing - 7.9%
124,555	Bloom Energy Corp.	2,715,299

Electrical Equipment, Appliance, and Component Manufacturing - 14.3%
96,585	(a)	174,416
99,398	Plug Power, Inc.	2,711,577
68,556	PowerCell Sweden AB (Sweden) (a)	1,503,928
2,781	VARTA AG (Germany) (a)	481,630

		4,871,551

Heavy and Civil Engineering Construction - 0.5%
5,394	SK D&D Co., Ltd. (South Korea) (a)	173,039

Machinery Manufacturing - 1.8%
12,990	Hyundai Steel Co., Ltd (South Korea) (a)	609,833

Merchant Wholesalers, Durable Goods - 0.5%
2,522	Hyster-Yale Materials Handling, Inc.	180,676

Oil and Gas Extraction - 11.7%
164,289	CIMC Enric Holdings Limited (Hong Kong) (a)	158,767
373,651	ENEOS Holdings, Inc. (Japan) (a)	1,564,398
67,464	Eni S.p.A. (Italy) ADR	1,585,404
29,918	Idemitsu Kosan Co., Ltd (Japan) (a)	701,676

		4,010,245

Primary Metal Manufacturing - 0.5%
93,543	Kaori Heat Treatment Co., Ltd. (Taiwan) (a)	162,902

Transportation Equipment Manufacturing - 8.5%
168,625	Ballard Power Systems, Inc. (Canada) ADR (b)	2,726,666
2,776	Lydall, Inc.	169,891

		2,896,557

Utilities - 15.2%
119,179	Ceres Power Holdings PLC (United Kingdom) (a)	1,671,919
228,409	FuelCell Energy, Inc. (b)	1,445,829
5,424	Korea Gas Corp. (South Korea) (a)	169,758
10,758	S-Fuelcell Co., Ltd (South Korea) (a)	322,202
263,264	Snam S.p.A. (Italy) (a)	1,593,358

		5,203,066

	TOTAL COMMON STOCKS (Cost $37,477,299)	$34,018,777

SHORT TERM INVESTMENTS - 10.8%
Money Market Funds - 10.8%
3,687,985	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$3,687,985

	TOTAL SHORT TERM INVESTMENTS (Cost $3,687,985)	$3,687,985

	TOTAL INVESTMENTS (Cost $41,165,284) - 110.3%	$37,706,762
	Liabilities in Excess of Other Assets - (10.3)%	(3,518,246)

	TOTAL NET ASSETS - 100.0%	$34,188,516

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.

Direxion Low Priced Stock ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.8%
Broadcasting (except Internet) - 1.5%
32,780	Ideanomcs, Inc. (a)	$77,689

Chemical Manufacturing - 16.5%
24,346	Antares Pharma, Inc. (a)	107,122
52,517	Athersys, Inc. (a)	85,603
22,745	Chembio Diagnostics, Inc. (a)	64,596
11,424	Coty, Inc. Class A (a)	99,731
23,059	CymaBay Therapeutics, Inc. (a)	90,852
12,778	Immunogen, Inc. (a)	71,685
26,052	Kadmon Holdings, Inc. (a)	97,956
23,218	MannKind Corp. (a)	95,194
36,608	Minerva Neurosciences, Inc. (a)	67,359
23,492	OPKO Health, Inc. (a)	80,812

		860,910

Computer and Electronic Product Manufacturing - 3.8%
13,322	Bionano Genomics, Inc. (a)	79,000
38,431	Senseonics Holdings, Inc. (a)	117,983

		196,983

Credit Intermediation and Related Activities - 3.0%
15,084	MoneyGram International, Inc. (a)	155,968

Insurance Carriers and Related Activities - 1.8%
28,990	Genworth Financial, Inc. Class A (a)	96,827

Machinery Manufacturing - 1.8%
11,984	Pitney Bowes, Inc.	95,872

Merchant Wholesalers, Durable Goods - 1.5%
18,439	RPC, Inc. (a)	77,444

Merchant Wholesalers, Nondurable Goods - 3.1%
16,389	Amneal Pharmaceuticals, Inc. (a)	80,798
16,010	Endo International PLC ADR (Ireland) (a)	81,010

		161,808

Mining (except Oil and Gas) - 1.3%
30,304	Uranium Energy Corp. (a)	65,760

Miscellaneous Manufacturing - 1.5%
19,364	Accuray, Inc. (a)	79,392

Motion Picture and Sound Recording Industries - 7.3%
10,246	AMC Entertainment Holdings, Inc. (a)	379,307

Nursing and Residential Care Facilities - 2.0%
14,248	Brookdale Senior Living, Inc. (a)	107,145

Oil and Gas Extraction - 14.3%
10,458	Antero Resources Corp. (a)	142,229
23,382	Centennial Resource Development, Inc. (a)	121,820
33,548	Kosmos Energy Ltd. (a)	77,496
23,327	Southwestern Energy Co. (a)	109,870
48,457	Tellurian, Inc. (a)	182,683
28,098	W&T Offshore, Inc. (a)	113,797

		747,895

Pipeline Transportation - 2.4%
22,693	EnLink Midstream LLC	126,400

Professional, Scientific, and Technical Services - 8.7%
35,951	Agenus, Inc. (a)	186,226
47,765	Clear Channel Outdoor Holdings, Inc. (a)	127,055
14,208	Precigen, Inc. (a)	78,002
35,951	Waitr Holdings, Inc. (a)	61,476

		452,759

Real Estate - 14.6%
8,276	AG Mortgage Investment Trust, Inc.	90,208
14,838	DigitalBridge Group, Inc. (a)	103,273
20,832	Diversified Healthcare Trust	81,245
25,331	Invesco Mortgage Capital	87,139
24,054	MFA Financial, Inc.	112,332
22,045	New York Mortgage Trust, Inc.	96,337
13,482	Two Harbors Investment Corp.	86,419
34,951	VBI Vaccines Inc. ADR (Canada) (a)	104,154

		761,107

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
18,644	BGC Partners, Inc.	99,745

Support Activities for Mining - 11.3%
27,557	Frank’s International N.V. ADR (Netherlands) (a)	75,782
15,847	Hecla Mining Co.	106,016
20,387	Helix Energy Solutions Group, Inc. (a)	84,606
26,964	NexTier Oilfield Solutions, Inc. (a)	103,002
14,228	Patterson UTI Energy, Inc.	114,109
29,244	Transocean Ltd. ADR (Switzerland) (a)	105,571

		589,086

Water Transportation - 1.5%
29,588	Nordic American Tankers Ltd. ADR	77,225

	TOTAL COMMON STOCKS (Cost $5,474,420)	$5,209,322

	TOTAL INVESTMENTS (Cost $5,474,420) - 99.8%	$5,209,322
	Other Assets in Excess of Liabilities - 0.2%	11,472

	TOTAL NET ASSETS - 100.0%	$5,220,794

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 1.6%
215,849	Workhorse Group, Inc. (a)(b)	$2,490,897

Chemical Manufacturing - 5.0%
106,973	Arcturus Therapeutics Holdings Inc. (a)(b)	3,349,325
237,185	ImmunityBio, Inc. (a)	2,599,547
694,833	Orchard Therapeutics PLC ADR (United Kingdom) (a)(b)	1,994,171

		7,943,043

Computer and Electronic Product Manufacturing - 19.5%
85,915	908 Devices, Inc. (a)	2,684,844
184,599	Accelerate Diagnostics, Inc. (a)(b)	1,377,109
37,890	Ambarella Inc. ADR (a)	3,731,786
55,188	Mercury Computer Systems, Inc. (a)	3,642,408
171,664	MicroVision, Inc. (a)(b)	2,363,813
11,043	MongoDB, Inc. (a)	3,963,554
461,755	Nano Dimension Ltd. ADR (Israel) (a)(b)	2,922,909
122,866	Radware Ltd. ADR (Israel) (a)	3,959,971
192,093	Vuzix Corp. (a)(b)	2,842,976
161,910	Xperi Holdings Corp.	3,362,871

		30,852,241

Credit Intermediation and Related Activities - 3.4%
223,247	LendingClub Corp. (a)	5,447,227

Data Processing, Hosting and Related Services - 2.7%
211,840	Sohu.com Ltd. ADR (a)	4,209,261

Food Services and Drinking Places - 2.1%
88,778	Yelp, Inc. (a)	3,320,297

Machinery Manufacturing - 2.1%
37,660	iRobot Corp. (a)	3,295,250

Management of Companies and Enterprises - 1.4%
1,021,812	Ebang International Holdings, Inc. ADR (a)(b)	2,258,205

Merchant Wholesalers, Durable Goods - 3.8%
66,286	Agilysys, Inc. (a)	3,682,850
287,458	OneConnect Financial Technology Co. Ltd. ADR (a)	2,279,542

		5,962,392

Miscellaneous Manufacturing - 3.8%
1,249,270	Asensus Surgical, Inc. (a)(b)	2,923,292
363,697	Inovio Pharmaceuticals, Inc. (a)(b)	3,055,055

		5,978,347

Performing Arts, Spectator Sports, and Related Industries - 1.7%
657,275	Super League Gaming, Inc. (a)	2,780,273

Primary Metal Manufacturing - 2.6%
27,178	Silicon Laboratories, Inc. (a)	4,049,250

Professional, Scientific, and Technical Services - 18.6%
789,582	Adaptimmune Therapeutics PLC ADR (United Kingdom) (a)(b)	2,818,808
88,650	Asana, Inc. (a)	6,299,469
30,405	Crispr Therapeutics AG ADR (Switzerland) (a)	3,679,613
19,429	F5 Networks, Inc. (a)	4,012,283
128,085	Juniper Networks, Inc.	3,604,312
121,071	NetScout Systems, Inc. (a)	3,482,002
564,684	ProQR Therapeutics NV ADR (Netherlands) (a)	2,953,297
711,084	Xunlei Ltd. ADR (a)(b)	2,588,346

		29,438,130

Publishing Industries (except Internet) - 7.8%
61,579	BigCommerce Holdings, Inc. (a)	3,987,856
125,484	Dropbox, Inc. (a)	3,951,491
73,222	Varonis Systems, Inc. (a)	4,481,187

		12,420,534

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.8%
457,701	Bit Mining Ltd. ADR (a)(b)	2,279,351
128,854	ChargePoint Holdings, Inc. (a)(b)	3,047,397
270,815	Desktop Metal, Inc. (a)	2,437,335
194,140	EOS Enegy Enterprises, Inc. (a)(b)	3,013,053
149,319	Luminar Technologies, Inc. (a)	2,747,469
369,216	Romeo Power, Inc. (a)(b)	2,602,973
317,760	Velodyne Lidar, Inc. (a)(b)	2,545,258
103,750	Virgin Galactic Holdings, Inc. (a)(b)	3,111,462

		21,784,298

Support Activities for Mining - 2.4%
181,035	Energy Recovery, Inc. (a)	3,828,890

Transportation Equipment Manufacturing - 7.5%
33,096	AeroVironment, Inc. (a)	3,346,006
201,427	Ballard Power Systems, Inc. ADR (Canada) (a)(b)	3,257,074
777,797	ElectraMeccanica Vehicles Corp. ADR (Canada) (a)(b)	2,792,291
208,571	Nikola Corp. (a)(b)	2,475,738

		11,871,109

	TOTAL COMMON STOCKS (Cost $200,486,892)	$157,929,644

SHORT TERM INVESTMENTS - 12.0%
Money Market Funds - 12.0%
18,972,082	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$18,972,082

	TOTAL SHORT TERM INVESTMENTS (Cost $18,972,082)	$18,972,082

	TOTAL INVESTMENTS (Cost $219,458,974) - 111.8%	$176,901,726
	Liabilities in Excess of Other Assets - (11.8)%	(18,681,443)

	TOTAL NET ASSETS - 100.0%	$158,220,283

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion MSCI USA ESG - Leaders vs. Laggards ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 96.2%
Accommodation - 0.2%
64	Vail Resorts, Inc. (a)	$19,533

Administrative and Support Services - 2.2%
2,855	Amcor PLC ADR (United Kingdom)	33,004
292	Automatic Data Processing, Inc.	61,212
561	IHS Markit Ltd. ADR (United Kingdom)	65,547
202	Teladoc Health, Inc. (a)	29,987

		189,750

Ambulatory Health Care Services - 0.3%
199	Quest Diagnostics, Inc.	28,218

Apparel Manufacturing - 0.5%
529	V F Corp.	42,426

Beverage and Tobacco Product Manufacturing - 4.5%
3,574	Coca-Cola Co.	203,825
1,205	PepsiCo, Inc.	189,125

		392,950

Building Material and Garden Equipment and Supplies Dealers - 7.2%
1,162	Lowe’s Companies, Inc.	223,906
1,227	The Home Depot, Inc.	402,689

		626,595

Chemical Manufacturing - 11.9%
861	Amgen, Inc.	207,966
227	Biogen, Inc. (a)	74,168
110	Clorox Co.	19,898
704	Colgate-Palmolive Co.	55,968
470	Ecolab, Inc.	103,790
1,873	Gilead Sciences, Inc.	127,907
455	International Flavors & Fragrances, Inc.	68,541
295	Kimberly-Clark Corp.	40,037
433	PPG Industries, Inc.	70,804
387	Vertex Pharmaceuticals, Inc. (a)	78,012
110	West Pharmaceutical Services, Inc.	45,290
708	Zoetis, Inc.	143,512

		1,035,893

Computer and Electronic Product Manufacturing - 13.6%
455	Agilent Technologies, Inc.	69,720
2,876	Cisco Systems, Inc.	159,244
120	Cognex Corp.	10,849
384	Hologic, Inc. (a)	28,815
849	HP, Inc.	24,511
127	IDEXX Laboratories, Inc. (a)	86,173
2,768	Intel Corp.	148,697
609	International Business Machines Corp.	85,845
127	Keysight Technologies, Inc. (a)	20,898
115	Motorola Solutions, Inc.	25,751
1,688	NVIDIA Corp.	329,143
627	Texas Instruments, Inc.	119,519
170	Trimble, Inc. (a)	14,535
93	Waters Corp. (a)	36,252
36	Zebra Technologies Corp. Class A (a)	19,889

		1,179,841

Credit Intermediation and Related Activities - 5.3%
1,298	American Express Co.	221,348
1,583	Bank of New York Mellon Corp.	81,256
1,929	Huntington Bancshares, Inc.	27,160
375	Northern Trust Corp.	42,319
1,821	Regions Financial Corp.	35,054
667	State Street Corp.	58,122

		465,259

Electronics and Appliance Stores - 0.5%
370	Best Buy Co., Inc.	41,569

Food Manufacturing - 0.9%
488	Archer-Daniels-Midland Co.	29,143
534	General Mills, Inc.	31,431
225	Kellogg Co.	14,256

		74,830

General Merchandise Stores - 2.4%
796	Target Corp.	207,796

Hospitals - 1.2%
405	HCA Healthcare, Inc.	100,521

Insurance Carriers and Related Activities - 3.0%
524	Cigna Corp.	120,253
963	Marsh & McLennan Companies, Inc.	141,773

		262,026

Machinery Manufacturing - 4.1%
625	Applied Materials, Inc.	87,456
220	Cummins, Inc.	51,062
97	Lam Research Corp.	61,829
35	Mettler-Toledo International, Inc. (a)	51,580
355	Trane Technologies PLC ADR (Ireland)	72,281
269	Xylem, Inc.	33,854

		358,062

Merchant Wholesalers, Durable Goods - 3.9%
855	Fastenal Co.	46,828
206	Fortune Brands Home & Security, Inc.	20,079
1,035	Honeywell International, Inc.	241,973
64	Pool Corp.	30,580

		339,460

Merchant Wholesalers, Nondurable Goods - 0.2%
270	Brown Forman Corp. Class B	19,148

Miscellaneous Manufacturing - 1.9%
931	Edwards Lifesciences Corp. (a)	104,523
217	ResMed, Inc.	58,981

		163,504

Miscellaneous Store Retailers - 0.4%
185	Tractor Supply Co.	33,472

Nonmetallic Mineral Product Manufacturing - 2.0%
862	3M Co.	170,624

Nonstore Retailers - 0.3%
66	W.W. Grainger, Inc.	29,342

Professional, Scientific, and Technical Services - 0.8%
457	Cerner Corp.	36,738
83	Okta, Inc. (a)	20,567
57	VMware, Inc. (a)	8,763

		66,068

Publishing Industries (except Internet) - 10.3%
326	Adobe Systems, Inc. (a)	202,651
59	ANSYS, Inc. (a)	21,739
150	Autodesk, Inc. (a)	48,170
190	Cadence Design Systems, Inc. (a)	28,054
886	Hewlett Packard Enterprise Co.	12,847
187	Intuit, Inc.	99,104
1,602	Microsoft Corp.	456,426
123	Workday, Inc. (a)	28,831

		897,822

Rail Transportation - 0.4%
135	Kansas City Southern Railway Co.	36,153

Real Estate - 2.7%
348	American Tower Corp.	98,415
263	CBRE Group, Inc. Class A (a)	25,369
422	Healthpeak Properties, Inc.	15,601
579	Prologis, Inc.	74,135
585	Weyerhaeuser Co.	19,732

		233,252

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.8%
289	BlackRock, Inc.	250,612
2,676	Morgan Stanley	256,843
432	T. Rowe Price Group, Inc.	88,197

		595,652

Specialty Trade Contractors - 0.9%
1,072	Johnson Controls International PLC ADR (Ireland)	76,562

Support Activities for Mining - 2.7%
3,116	Hess Corp.	238,187

Support Activities for Transportation - 0.6%
199	C.H. Robinson Worldwide, Inc.	17,745
252	Expeditors International of Washington, Inc.	32,319

		50,064

Telecommunications - 0.7%
70	Equinix, Inc.	57,429

Transportation Equipment Manufacturing - 0.8%
429	Aptiv PLC ADR (Ireland) (a)	71,579

Utilities - 3.0%
257	CMS Energy Corp.	15,880
305	Consolidated Edison, Inc.	22,500
305	Eversource Energy	26,312
1,744	NextEra Energy, Inc.	135,858
450	Public Service Enterprise Group, Inc.	28,003
478	Xcel Energy, Inc.	32,624

		261,177

	TOTAL COMMON STOCKS (Cost $6,306,045)	$8,364,764

SHORT TERM INVESTMENTS - 7.9%
Money Market Funds - 7.9%
37,579	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$37,579
647,144	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	647,144

	TOTAL SHORT TERM INVESTMENTS (Cost $684,723)	$684,723

	TOTAL INVESTMENTS (Cost $6,990,768) - 104.1% (c)	$9,049,487
	Liabilities in Excess of Other Assets - (4.1)%	(352,708)

	TOTAL NET ASSETS - 100.0%	$8,696,779

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,650,047.

ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI USA ESG Universal Top 100 5% Issuer Capped Index	0.5866 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	1,379	$4,368,418	$233,614

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2366 % representing 1 month LIBOR rate + spread	Total return of MSCI USA ESG Universal Bottom 100 5% Issuer Capped Index	Credit Suisse Capital LLC	12/07/2021	1,623	$3,442,270	$(804,539)

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
27,809	Marriott International, Inc. Class A (a)	$4,059,558

Administrative and Support Services - 3.1%
14,483	Atlassian Corp. PLC ADR (United Kingdom) (a)	4,708,713
20,015	Automatic Data Processing, Inc.	4,195,744
1,722	Booking Holdings, Inc. (a)	3,750,964

		12,655,421

Apparel Manufacturing - 1.1%
11,109	Lululemon Athletica, Inc. (a)	4,445,488

Beverage and Tobacco Product Manufacturing - 2.9%
111,836	Keurig Dr Pepper Inc.	3,937,746
42,075	Monster Beverage Corp. (a)	3,968,514
26,549	PepsiCo, Inc.	4,166,865

		12,073,125

Broadcasting (except Internet) - 3.9%
5,633	Charter Communications, Inc. (a)	4,191,234
68,077	Comcast Corp. Class A	4,004,970
51,297	FOX Corp. Class A	1,829,251
53,948	FOX Corp. Class B	1,793,231
612,793	Sirius XM Holdings, Inc. (b)	3,964,771

		15,783,457

Chemical Manufacturing - 6.5%
16,177	Amgen, Inc.	3,907,393
9,941	Biogen, Inc. (a)	3,248,023
57,956	Gilead Sciences, Inc.	3,957,815
45,978	Incyte Corp. (a)	3,556,398
7,178	Regeneron Pharmaceuticals, Inc. (a)	4,124,551
24,701	Seagen Inc. (a)	3,788,886
20,550	Vertex Pharmaceuticals, Inc. (a)	4,142,469

		26,725,535

Clothing and Clothing Accessories Stores - 1.0%
33,493	Ross Stores, Inc.	4,109,256

Computer and Electronic Product Manufacturing - 18.3%
45,610	Advanced Micro Devices, Inc. (a)	4,843,326
23,802	Analog Devices, Inc.	3,984,931
29,595	Apple, Inc.	4,316,727
8,331	Broadcom, Inc.	4,043,867
74,142	Cisco Systems, Inc.	4,105,243
6,423	IDEXX Laboratories, Inc. (a)	4,358,198
8,461	Illumina, Inc. (a)	4,194,541
69,347	Intel Corp.	3,725,321
71,138	Marvell Technology, Inc.	4,304,560
38,645	Maxim Integrated Products, Inc.	3,861,022
26,509	Microchip Technology, Inc.	3,793,968
50,170	Micron Technology, Inc. (a)	3,892,189
20,712	NVIDIA Corp.	4,038,633
19,990	NXP Semiconductors NV ADR (Netherlands)	4,125,736
29,029	Qualcomm, Inc.	4,348,544
22,936	Skyworks Solutions, Inc.	4,231,921
21,089	Texas Instruments, Inc.	4,019,985
29,264	Xilinx, Inc.	4,384,918

		74,573,630

Data Processing, Hosting, and Related Services - 2.0%
35,891	Fiserv, Inc. (a)	4,131,413
25,085	Match Group, Inc. (a)	3,995,288

		8,126,701

Food Manufacturing - 1.9%
62,129	Mondelez International, Inc.	3,930,281
95,324	The Kraft Heinz Co.	3,667,114

		7,597,395

Food Services and Drinking Places - 1.0%
35,192	Starbucks Corp.	4,273,364

General Merchandise Stores - 2.0%
10,138	Costco Wholesale Corp.	4,356,501
38,482	Dollar Tree, Inc. (a)	3,840,119

		8,196,620

Health and Personal Care Stores - 0.9%
75,938	Walgreens Boots Alliance, Inc.	3,580,477

Machinery Manufacturing - 3.1%
29,420	Applied Materials, Inc.	4,116,741
5,753	ASML Holding NV ADR (Netherlands)	4,411,055
6,303	Lam Research Corp.	4,017,595

		12,545,391

Management of Companies and Enterprises - 0.7%
104,677	Trip.com Group Ltd. ADR (China) (a)	2,714,275

Merchant Wholesalers, Durable Goods - 4.1%
30,127	Copart, Inc. (a)	4,428,669
76,132	Fastenal Co.	4,169,750
16,978	Honeywell International, Inc.	3,969,287
12,678	KLA-Tencor Corp.	4,413,972

		16,981,678

Miscellaneous Manufacturing - 4.3%
6,418	Align Technology, Inc. (a)	4,465,645
9,228	DexCom, Inc. (a)	4,757,126
4,394	Intuitive Surgical, Inc. (a)	4,356,475
35,380	Peloton Interactive, Inc. (a)	4,176,609

		17,755,855

Motion Picture and Sound Recording Industries - 1.0%
7,707	Netflix, Inc. (a)	3,988,912

Motor Vehicle and Parts Dealers - 1.1%
7,188	O’Reilly Automotive, Inc. (a)	4,340,402

Nonstore Retailers - 4.6%
1,110	Amazon.com, Inc. (a)	3,693,625
61,025	eBay, Inc.	4,162,515

53,903	JD.com, Inc. ADR (China) (a)	3,820,645
2,627	MercadoLibre, Inc. (a)	4,120,975
30,877	Pinduoduo Inc. ADR (China) (a)	2,828,642

		18,626,402

Other Information Services - 1.9%
801	Alphabet, Inc. Class A (a)	2,158,318
768	Alphabet, Inc. Class C (a)	2,076,995
20,718	Baidu, Inc. ADR (China) (a)	3,397,959

		7,633,272

Performing Arts, Spectator Sports, and Related Industries - 1.8%
42,198	Activision Blizzard, Inc.	3,528,596
27,355	Electronic Arts, Inc.	3,938,026

		7,466,622

Personal and Laundry Services - 1.0%
10,877	Cintas Corp.	4,287,496

Professional, Scientific, and Technical Services - 9.7%
23,289	CDW Corp.	4,270,038
48,993	Cerner Corp.	3,938,547
56,506	Cognizant Technology Solutions Corp. Class A	4,154,886
11,710	Facebook, Inc. (a)	4,172,273
19,381	Moderna, Inc. (a)	6,853,122
16,134	Okta, Inc. (a)	3,997,844
37,844	Paychex, Inc.	4,307,404
17,297	VeriSign, Inc. (a)	3,742,552
22,563	Verisk Analytics, Inc. Class A	4,285,616

		39,722,282

Publishing Industries (except Internet) - 11.4%
6,824	Adobe Systems, Inc. (a)	4,242,003
11,646	ANSYS, Inc. (a)	4,291,085
13,889	Autodesk, Inc. (a)	4,460,175
29,593	Cadence Design Systems, Inc. (a)	4,369,406
32,513	Check Point Software Technologies Ltd. ADR (Israel) (a)	4,132,402
14,069	DocuSign, Inc. (a)	4,193,125
8,155	Intuit, Inc.	4,321,905
14,880	Microsoft Corp.	4,239,461
29,907	Splunk, Inc. (a)	4,246,196
14,519	Synopsys, Inc. (a)	4,181,327
16,324	Workday, Inc. (a)	3,826,346

		46,503,431

Rail Transportation - 1.0%
122,235	CSX Corp.	3,950,635

Specialty Trade Contractors - 0.9%
35,944	NetEase.com, Inc. ADR (China)	3,673,836

Telecommunications - 2.8%
13,623	PayPal Holdings, Inc. (a)	3,753,545
26,679	T-Mobile US, Inc. (a)	3,842,310
10,318	Zoom Video Communications, Inc. (a)	3,901,236

		11,497,091

Transportation Equipment Manufacturing - 1.9%
44,351	Paccar, Inc.	3,680,690
6,196	Tesla Motors, Inc. (a)	4,257,891

		7,938,581

Utilities - 3.0%
46,881	American Electric Power Co., Inc.	4,131,154
86,660	Exelon Corp.	4,055,688
57,965	Xcel Energy, Inc.	3,956,111

		12,142,953

	TOTAL COMMON STOCKS (Cost $290,960,987)	$407,969,141

SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
4,093,826	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$4,093,826

	TOTAL SHORT TERM INVESTMENTS (Cost $4,093,826)	$4,093,826

	TOTAL INVESTMENTS (Cost $295,054,813) - 100.9%	$412,062,967
	Liabilities in Excess of Other Assets - (0.9)%	(3,700,579)

	TOTAL NET ASSETS - 100.0%	$408,362,388

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion S&P 500® High minus Low Quality ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 94.0%
Administrative and Support Services - 6.7%
128	Allegion PLC ADR (Ireland)	$17,485
573	Automatic Data Processing, Inc.	120,118
111	FleetCor Technologies, Inc. (a)	28,662
209	Moody’s Corp.	78,584
187	Robert Half International, Inc.	18,365
308	Rollins, Inc.	11,806
2,191	Visa, Inc. Class A	539,841

		814,861

Apparel Manufacturing - 0.1%
273	Under Armour, Inc. Class A (a)	5,583

Chemical Manufacturing - 13.6%
2,384	Abbott Laboratories	288,416
127	Biogen, Inc. (a)	41,495
167	Celanese Corp.	26,013
203	Clorox Co.	36,721
900	Eli Lilly and Company	219,150
7,632	Pfizer, Inc.	326,726
3,675	Procter & Gamble Co.	522,695
364	Vertex Pharmaceuticals, Inc. (a)	73,375
598	Zoetis, Inc.	121,215

		1,655,806

Clothing and Clothing Accessories Stores - 1.6%
571	Ross Stores, Inc.	70,056
1,779	TJX Companies, Inc.	122,413

		192,469

Computer and Electronic Product Manufacturing - 13.4%
4,329	Apple, Inc.	631,428
6,228	Cisco Systems, Inc.	344,844
287	Fortinet, Inc. (a)	78,133
493	Fortive Corp.	35,822
357	Hologic, Inc. (a)	26,789
144	IDEXX Laboratories, Inc. (a)	97,708
361	Maxim Integrated Products, Inc.	36,068
202	Northrop Grumman Corp.	73,330
148	Qorvo, Inc. (a)	28,059
1,459	Texas Instruments, Inc.	278,115

		1,630,296

Construction of Buildings - 0.7%
392	Lennar Corp. Class A	41,219
5	NVR, Inc. (a)	26,113
371	PulteGroup, Inc.	20,356

		87,688

Couriers and Messengers - 1.8%
1,143	United Parcel Service, Inc. Class B	218,724

Credit Intermediation and Related Activities - 20.5%
1,156	American Express Co.	197,133
11,261	Bank of America Corp.	431,972
613	Citizens Financial Group, Inc.	25,844
279	Comerica, Inc.	19,156
537	Discover Financial Services	66,760
1,932	Huntington Bancshares, Inc.	27,203
3,378	JPMorgan Chase & Co.	512,713
188	M&T Bank Corp.	25,164
1,310	MasterCard, Inc. Class A	505,581
661	PNC Financial Services Group, Inc.	120,573
1,484	Regions Financial Corp.	28,567
814	Synchrony Financial	38,274
2,588	U.S. Bancorp	143,737
7,132	Wells Fargo & Co.	327,644
327	Zions Bancorp	17,053

		2,487,374

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
217	A.O. Smith Corp.	15,262
78	Generac Holdings, Inc. (a)	32,710

		47,972

Electronics and Appliance Stores - 0.5%
494	Best Buy Co., Inc.	55,501

Food Manufacturing - 0.8%
287	Campbell Soup Co.	12,547
774	General Mills, Inc.	45,558
201	The Hershey Co.	35,955

		94,060

General Merchandise Stores - 3.8%
754	Target Corp.	196,832
1,866	Wal-Mart Stores, Inc.	265,998

		462,830

Health and Personal Care Stores - 0.2%
82	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	27,536

Insurance Carriers and Related Activities - 1.2%
85	Assurant, Inc.	13,414
496	Cigna Corp.	113,827
203	W.R. Berkley Corp.	14,853

		142,094

Machinery Manufacturing - 4.0%
1,277	Applied Materials, Inc.	178,691
1,240	Baker Hughes, a GE Co.	26,337
193	Cummins, Inc.	44,795
204	Lam Research Corp.	130,032
591	NOV, Inc. (a)	8,162
72	Snap-on, Inc.	15,694
410	Trane Technologies PLC ADR (Ireland)	83,480

		487,191

Management of Companies and Enterprises - 1.2%
877	Capital One Financial Corp.	141,811

Merchant Wholesalers, Durable Goods - 1.3%
808	Fastenal Co.	44,254
243	KLA-Tencor Corp.	84,603
56	Pool Corp.	26,758

		155,615

Merchant Wholesalers, Nondurable Goods - 2.0%
250	Brown Forman Corp. Class B	17,730
538	Cardinal Health, Inc.	31,947
411	Illinois Tool Works, Inc.	93,161
333	The Sherwin Williams Co.	96,913

		239,751

Mining (except Oil and Gas) - 0.6%
1,124	Newmont Mining Corp.	70,610

Miscellaneous Manufacturing - 0.2%
70	The Cooper Companies, Inc.	29,524

Miscellaneous Store Retailers - 0.4%
232	Etsy, Inc. (a)	42,574

Nonmetallic Mineral Product Manufacturing - 1.3%
807	3M Co.	159,738

Nonstore Retailers - 0.5%
920	eBay, Inc.	62,753

Oil and Gas Extraction - 0.2%
864	Devon Energy Corp.	22,326

Personal and Laundry Services - 0.4%
112	Cintas Corp.	44,148

Plastics and Rubber Products Manufacturing - 0.1%
518	Newell Rubbermaid, Inc.	12,820

Primary Metal Manufacturing - 0.1%
535	Howmet Aerospace, Inc. (a)	17,559

Professional, Scientific, and Technical Services - 1.1%
691	Cognizant Technology Solutions Corp. Class A	50,809
514	Interpublic Group of Companies, Inc.	18,175
92	Jack Henry & Associates, Inc.	16,017
444	Paychex, Inc.	50,536

		135,537

Publishing Industries (except Internet) - 10.1%
620	Adobe Systems, Inc. (a)	385,411
2,170	Microsoft Corp.	618,255
2,553	Oracle Corp.	222,468

		1,226,134

Real Estate - 0.3%
1,017	Weyerhaeuser Co.	34,303

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.4%
187	Ameriprise Financial, Inc.	48,164
967	Dow, Inc.	60,109
61	MarketAxess Holdings, Inc.	28,985
160	Raymond James Financial, Inc.	20,717
460	S&P Global, Inc.	197,211
298	T. Rowe Price Group, Inc.	60,839

		416,025

Transportation Equipment Manufacturing - 1.3%
413	Lockheed Martin Corp.	153,500

Wholesale Electronic Markets and Agents and Brokers - 0.2%
214	Genuine Parts Co.	27,161

	TOTAL COMMON STOCKS (Cost $10,217,758)	$11,401,874

SHORT TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
285,396	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$285,396
324,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	324,081

	TOTAL SHORT TERM INVESTMENTS (Cost $609,477)	$609,477

	TOTAL INVESTMENTS (Cost $10,827,235) - 99.0% (c)	$12,011,351
	Other Assets in Excess of Liabilities - 1.0%	123,736

	TOTAL NET ASSETS - 100.0%	$12,135,087

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,312,858.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Quality Index	0.7866% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	3,363	$5,839,433	$872,915

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2366% representing 1 month LIBOR rate + spread	Total return of S&P 500® Quality – Lowest Quintile Index	Credit Suisse Capital LLC	12/7/2021	10,385	$5,435,416	$(552,165)

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 3.3%
11,878	Atlassian Corp. PLC ADR (United Kingdom) (a)	$3,861,775

Computer and Electronic Product Manufacturing - 21.2%
91,993	Avaya Holdings Corp. (a)	2,228,071
5,840	Broadcom, Inc.	2,834,736
59,930	Cisco Systems, Inc.	3,318,324
15,914	Fortinet, Inc. (a)	4,332,427
22,102	International Business Machines Corp.	3,115,498
59,362	Marvell Technology, Inc.	3,591,995
42,393	NetApp, Inc.	3,374,059
67,597	Plantronics, Inc (a)	2,108,350

		24,903,460

Data Processing, Hosting and Related Services - 1.8%
8,027	RingCentral, Inc. (a)	2,145,376

Management of Companies and Enterprises - 3.9%
206,612	America Movil SAB de CV Series L (Mexico) ADR	3,440,090
474,483	Aurora Mobile Ltd. ADR (a)	1,096,055

		4,536,145

Merchant Wholesalers, Durable Goods - 2.2%
105,563	Xerox Corp.	2,547,235

Nonstore Retailers - 2.5%
902	Amazon.com, Inc. (a)	3,001,486

Other Information Services - 5.0%
11,449	Alibaba Group Holding Ltd. ADR (a)	2,234,730
1,346	Alphabet, Inc. Class A (a)	3,626,838

		5,861,568

Professional, Scientific, and Technical Services - 19.4%
10,583	Facebook, Inc. (a)	3,770,723
282,312	Inseego Corp. (a)	2,453,291
94,797	Nutanix, Inc. (a)	3,414,588
11,214	Okta, Inc. (a)	2,778,717
23,020	Proofpoint, Inc. (a)	4,020,673
19,450	VMware, Inc. (a)	2,990,243
14,393	Zscaler, Inc. (a)	3,395,453

		22,823,688

Publishing Industries (except Internet) - 33.8%
6,031	Adobe Systems, Inc. (a)	3,749,051
144,860	Box, Inc. (a)	3,465,051
12,844	CrowdStrike Holdings, Inc. (a)	3,257,367
12,310	DocuSign, Inc. (a)	3,668,872
139,772	FireEye, Inc. (a)	2,823,394
185,751	Hewlett Packard Enterprise Co.	2,693,390
11,886	Microsoft Corp.	3,386,440
40,425	Oracle Corp.	3,522,635
7,865	Palto Alto Networks, Inc. (a)	3,138,528
112,833	Ping Identity Holding Corp. (a)	2,490,224
64,103	Progress Software Corp.	2,922,456
56,042	Upland Software, Inc. (a)	2,017,512
11,424	Workday, Inc. (a)	2,677,786

		39,812,706

Telecommunications - 6.8%
81,097	8x8 Inc. (a)	2,072,839
203,348	Vonage Holdings Corp. (a)	2,899,743
7,911	Zoom Video Communications, Inc. (a)	2,991,149

		7,963,731

	TOTAL COMMON STOCKS (Cost $96,096,379)	$117,457,170

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
146,481	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$146,481

	TOTAL SHORT TERM INVESTMENTS (Cost $146,481)	$146,481

	TOTAL INVESTMENTS (Cost $96,242,860) - 100.0%	$117,603,651
	Liabilities in Excess of Other Assets - (0.0)% (†)	(15,058)

	TOTAL NET ASSETS - 100.0%	$117,588,593

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.

Direxion World Without Waste ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 100.0%
Administrative and Support Services - 6.3%
421	Atlassian Corp. PLC ADR (United Kingdom) (a)	$136,876
3,087	US Ecology, Inc (a)	108,045
782	Waste Management, Inc.	115,939

		360,860

Broadcasting (except Internet) - 3.9%
270	Roku, Inc. (a)	115,644
464	Spotify Technology S.A (Sweden) (a)	106,103

		221,747

Chemical Manufacturing - 2.0%
528	Ecolab, Inc.	116,598

Computer and Electronic Product Manufacturing - 6.1%
5,200	Bloom Energy Corp. (a)	113,360
634	Enphase Energy, Inc. (a)	120,207
4,620	SunPower Corp. (a)(b)	114,437

		348,004

Data Processing, Hosting and Related Services - 1.9%
416	RingCentral, Inc. (a)	111,184

Machinery Manufacturing - 2.0%
3,494	Evoqua Water Technologies (a)	115,337

Merchant Wholesalers, Durable Goods - 5.9%
9,022	Cars.com, Inc. (a)	108,986
779	Copart, Inc. (a)	114,513
6,953	KAR Auction Services, Inc. (a)	114,585

		338,084

Miscellaneous Store Retailers - 1.8%
562	Etsy, Inc. (a)	103,133

Motion Picture and Sound Recording Industries - 2.0%
222	Netflix, Inc. (a)	114,901

Motor Vehicle and Parts Dealers - 3.9%
3,999	CarGurus, Inc. (a)	114,372
2,959	Vroom, Inc. (a)(b)	109,601

		223,973

Nonstore Retailers - 3.8%
1,574	eBay, Inc.	107,362
71	MercadoLibre, Inc. (a)	111,378

		218,740

Other Information Services - 2.0%
1,630	Twitter, Inc. (a)	113,692

Professional, Scientific, and Technical Services - 8.3%
323	Facebook, Inc. (a)	115,085
454	Okta, Inc. (a)	112,497
197	ServiceNow, Inc. (a)	115,814
1,801	Snap, Inc. (a)	134,030

		477,426

Publishing Industries (except Internet) - 19.5%
182	Adobe Systems, Inc. (a)	113,137
368	Autodesk, Inc. (a)	118,176
1,029	Datadog, Inc. (a)	113,910
368	DocuSign, Inc. (a)	109,679
218	Intuit, Inc.	115,533
457	Salesforce.com, Inc. (a)	110,562
71	Shopify, Inc. ADR (Canada) (a)	106,495
280	Twilio, Inc. (a)	104,605
346	Veeva Systems, Inc. (a)	115,118
477	Workday, Inc. (a)	111,809

		1,119,024

Repair and Maintenance - 2.2%
3,551	GFL Environmental Inc. ADR (Canada)	123,823

Specialty Trade Contractors - 2.0%
2,161	Sunrun, Inc. (a)	114,468

Telecommunications - 2.1%
314	Zoom Video Communications, Inc. (a)	118,723

Transit and Ground Passenger Transportation - 1.8%
2,384	Uber Technologies, Inc. (a)	103,609

Transportation Equipment Manufacturing - 2.1%
175	Tesla Motors, Inc. (a)	120,260

Utilities - 12.2%
2,913	Atlantica Sustainable Infrastructure PLC ADR (United Kingdom)	115,821
2,392	Essential Utilities, Inc.	117,495
1,355	First Solar, Inc. (a)	116,584
1,102	IDACORP, Inc.	116,206
1,517	NextEra Energy Partners LP	117,613
1,666	Ormat Technologies Inc.	116,187

		699,906

Waste Management and Remediation Services - 8.2%
1,748	Casella Waste Systems, Inc (a)	120,228
1,234	Clean Harbors, Inc. (a)	117,230
5,682	Covanta Holding Corp.	114,208
986	Republic Services, Inc.	116,703

		468,369

	TOTAL COMMON STOCKS (Cost $5,383,364)	$5,731,861

SHORT TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
101,039	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$101,039

	TOTAL SHORT TERM INVESTMENTS (Cost $101,039)	$101,039

	TOTAL INVESTMENTS (Cost $5,484,403) - 101.8%	$5,832,900
	Liabilities in Excess of Other Assets - (1.8)%	(98,830)

	TOTAL NET ASSETS - 100.0%	$5,734,070

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR	- American Depository Receipt

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 93.9%
100,902	iShares Russell 1000 Growth ETF (a)	$28,319,155

	TOTAL INVESTMENT COMPANIES (Cost $26,481,884)	$28,319,155

SHORT TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
1,229,093	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$1,229,093
454,135	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	454,135

	TOTAL SHORT TERM INVESTMENTS (Cost $1,683,228)	$1,683,228

	TOTAL INVESTMENTS (Cost $28,165,112) - 99.5% (c)	$30,002,383
	Other Assets in Excess of Liabilities - 0.5%	163,802

	TOTAL NET ASSETS - 100.0%	$30,166,185

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,962,674.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Growth Index	0.5866 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	6,000	$16,069,992	$861,089

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3866 % representing 1 month LIBOR rate + spread	Total return of Russell 1000® Value Index	Credit Suisse Capital LLC	12/7/2021	9,582	$14,685,380	$(438,011)

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 98.0%
255,049	iShares Russell 1000 Value ETF (a)	$40,800,189

	TOTAL INVESTMENT COMPANIES (Cost $37,134,377)	$40,800,189

SHORT TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
340,040	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$340,040
1,437,104	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	1,437,104

	TOTAL SHORT TERM INVESTMENTS (Cost $1,777,144)	$1,777,144

	TOTAL INVESTMENTS (Cost $38,911,521) - 102.3% (c)	$42,577,333
	Liabilities in Excess of Other Assets - (2.3)%	(923,971)

	TOTAL NET ASSETS - 100.0%	$41,653,362

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,188,902.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Value Index	0.6566% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	13,773	$20,551,525	$1,207,001

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3266% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse Capital LLC	12/7/2021	7,382	$18,734,008	$(2,115,835)

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.0%
Money Market Funds - 100.0%
104,877,790	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$104,877,790
30,560,330	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	30,560,330

	TOTAL SHORT TERM INVESTMENTS (Cost $135,438,120) (b)	$135,438,120

	TOTAL INVESTMENTS (Cost $135,438,120) - 100.0%	$135,438,120
	Liabilities in Excess of Other Assets - (0.0)% (†)	(28,169)

	TOTAL NET ASSETS - 100.0%	$135,409,951

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $135,438,120.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
(5.9108)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/9/2021	1,087,003	$43,125,057	$1,738,430
(1.1134)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/13/2021	2,270,118	89,432,465	3,744,532
(2.4134)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	J.P. Morgan	7/29/2022	238,458	9,316,303	332,123

					$141,873,825	$5,815,085

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.9%
Money Market Funds - 106.9%
88,135,560	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$88,135,560
31,500,322	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	31,500,322

	TOTAL SHORT TERM INVESTMENTS (Cost $119,635,882) (b)	$119,635,882

	TOTAL INVESTMENTS (Cost $119,635,882) - 106.9%	$119,635,882
	Liabilities in Excess of Other Assets - (6.9)%	(7,690,706)

	TOTAL NET ASSETS - 100.0%	$111,945,176

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $119,635,882.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3466 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/7/2021	25,470	$102,305,817	$(9,975,676)

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 39.2%
1,182,844	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$44,545,905

	TOTAL INVESTMENT COMPANIES (Cost $48,398,943)	$44,545,905

SHORT TERM INVESTMENTS - 64.9%
Money Market Funds - 64.9%
32,421,990	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$32,421,990
41,228,471	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	41,228,471

	TOTAL SHORT TERM INVESTMENTS (Cost $73,650,461)	$73,650,461

	TOTAL INVESTMENTS (Cost $122,049,404) - 104.1% (e)	$118,196,366
	Liabilities in Excess of Other Assets - (4.1)%	(4,634,085)

	TOTAL NET ASSETS - 100.0%	$113,562,281

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,969,550.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(0.9134)% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	2,702,922	$105,105,283	$586,040
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(5.7108)% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2021	1,507,791	57,233,195	(59,955)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.9134)% representing 1 month LIBOR rate + spread	J.P. Morgan	7/25/2022	637,346	25,040,704	(1,003,945)

					$187,379,182	$(477,860)

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 62.1%
1,684,490	KraneShares CSI China Internet ETF (a)	$84,999,366

	TOTAL INVESTMENT COMPANIES (Cost $92,756,029)	$84,999,366

SHORT TERM INVESTMENTS - 64.9%
Money Market Funds - 64.9%
41,998,573	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$41,998,573
46,836,939	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	46,836,939

	TOTAL SHORT TERM INVESTMENTS (Cost $88,835,512)	$88,835,512

	TOTAL INVESTMENTS (Cost $181,591,541) - 127.0% (c)	$173,834,878
	Liabilities in Excess of Other Assets - (27.0)%	(37,018,152)

	TOTAL NET ASSETS - 100.0%	$136,816,726

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,538,913.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of KraneShares CSI China Internet ETF	0.2866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	1,780,029	$105,883,309	$(16,081,607)
Total return of KraneShares CSI China Internet ETF	0.7366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	803,517	63,059,072	(22,682,614)
Total return of KraneShares CSI China Internet ETF	(0.9134)% representing 1 month LIBOR rate + spread	BNP Paribas	10/19/2022	114,521	8,567,316	(2,762,174)
Total return of KraneShares CSI China Internet ETF	(0.9134)% representing 1 month LIBOR rate + spread	BNP Paribas	11/16/2022	218,927	15,650,946	(4,570,191)
Total return of KraneShares CSI China Internet ETF	(0.9134)% representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	381,305	26,545,084	(7,254,665)
Total return of KraneShares CSI China Internet ETF	0.6458% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/23/2023	440,000	23,104,620	(903,463)

					$242,810,347	$(54,254,714)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 98.3%
75,810	iShares Core S&P 500 ETF (a)	$33,386,724

	TOTAL INVESTMENT COMPANIES (Cost $23,849,303)	$33,386,724

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
7,086	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$7,086
13,148	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	13,148

	TOTAL SHORT TERM INVESTMENTS (Cost $20,234)	$20,234

	TOTAL INVESTMENTS (Cost $23,869,537) - 98.4% (c)	$33,406,958
	Other Assets in Excess of Liabilities - 1.6%	551,675

	TOTAL NET ASSETS - 100.0%	$33,958,633

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,948,908.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.5866 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	4,216	$17,657,771	$896,502
Total return of S&P 500® Index	0.7066 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	3,640	15,263,916	765,791

					$32,921,687	$1,662,293

Direxion Daily Latin America Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 22.1%
142,123	iShares Latin America 40 ETF (a)	$4,221,053

	TOTAL INVESTMENT COMPANIES (Cost $4,550,778)	$4,221,053

SHORT TERM INVESTMENTS - 87.9%
Money Market Funds - 87.9%
12,961,940	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$12,961,940
1,870,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	1,870,000
1,958,721	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	1,958,721

	TOTAL SHORT TERM INVESTMENTS (Cost $16,790,661)	$16,790,661

	TOTAL INVESTMENTS (Cost $21,341,439) - 110.0% (c)	$21,011,714
	Liabilities in Excess of Other Assets - (10.0)%	(1,904,836)

	TOTAL NET ASSETS - 100.0%	$19,106,878

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,474,740.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	0.7866 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	118,207	$3,348,912	$193,326
Total return of iShares Latin America 40 ETF	0.6866 % representing 1 month LIBOR rate + spread	Barclays	12/13/2021	235,908	7,567,832	(480,031)
Total return of iShares Latin America 40 ETF	0.3366 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	298,664	8,909,147	113,539
Total return of iShares Latin America 40 ETF	0.3366 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	44,630	1,359,685	(20,072)
Total return of iShares Latin America 40 ETF	0.3366 % representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	64,397	1,830,885	104,110
Total return of iShares Latin America 40 ETF	0.3366 % representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	128,780	3,768,862	101,297
Total return of iShares Latin America 40 ETF	0.3366 % representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	20,862	618,500	8,596
Total return of iShares Latin America 40 ETF	0.4866 % representing 1 month LIBOR rate + spread	J.P. Morgan	8/8/2022	233,119	7,216,201	(294,341)

					$34,620,024	$(273,576)

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 57.8%
2,633,612	iShares MSCI Brazil Capped ETF (a)(b)	$98,497,089

	TOTAL INVESTMENT COMPANIES (Cost $102,896,602)	$98,497,089

SHORT TERM INVESTMENTS - 92.0%
Money Market Funds - 92.0%
156,877,236	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$156,877,236
1,613	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	1,613

	TOTAL SHORT TERM INVESTMENTS (Cost $156,878,849)	$156,878,849

	TOTAL INVESTMENTS (Cost $259,775,451) - 149.8% (e)	$255,375,938
	Liabilities in Excess of Other Assets - (49.8)%	(84,934,859)

	TOTAL NET ASSETS - 100.0%	$170,441,079

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $91,361,008.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	0.8866 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	3,800,377	$153,492,436	$(11,487,503)
Total return of iShares MSCI Brazil Capped ETF	0.6366 % representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	2,316,957	82,947,061	7,002,773
Total return of iShares MSCI Brazil Capped ETF	0.6366 % representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	363,757	13,715,442	100,262

					$250,154,939	$(4,384,468)

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 28.0%
556,299	iShares MSCI India ETF (a)	$24,861,002

	TOTAL INVESTMENT COMPANIES (Cost $23,451,196)	$24,861,002

SHORT TERM INVESTMENTS - 71.9%
Money Market Funds - 71.9%
54,822,250	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$54,822,250
9,166,587	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	9,166,587

	TOTAL SHORT TERM INVESTMENTS (Cost $63,988,837)	$63,988,837

	TOTAL INVESTMENTS (Cost $87,440,033) - 99.9% (c)	$88,849,839
	Other Assets in Excess of Liabilities - 0.01%	57,299

	TOTAL NET ASSETS - 100.0%	$88,907,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $63,988,837.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI India ETF	0.8366% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	1,283,479	$53,186,057	$4,135,397
Total return of iShares MSCI India ETF	0.5866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/15/2021	1,091,282	45,829,799	2,925,623
Total return of iShares MSCI India ETF	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	1,021,861	45,470,362	163,812
Total return of iShares MSCI India ETF	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	25,908	1,150,069	7,633

					$145,636,287	$7,232,465

Direxion Daily Russia Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 45.4%
1,017,390	VanEck VectorsTM Russia ETF (a)	$29,270,311

	TOTAL INVESTMENT COMPANIES (Cost $27,456,876)	$29,270,311

SHORT TERM INVESTMENTS - 54.4%
Money Market Funds - 54.4%
28,368,320	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$28,368,320
6,754,991	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	6,754,991

	TOTAL SHORT TERM INVESTMENTS (Cost $35,123,311) (c)	$35,123,311

	TOTAL INVESTMENTS (Cost $62,580,187) - 99.8%	$64,393,622
	Other Assets in Excess of Liabilities - 0.2%	125,090

	TOTAL NET ASSETS - 100.0%	$64,518,712

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,123,311.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	0.7393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	1,287,575	$32,980,820	$3,974,395
Total return of VanEck VectorsTM Russia ETF	1.0366% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	211,533	6,037,698	47,229
Total return of VanEck VectorsTM Russia ETF	0.5666% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	1,920,838	52,477,294	2,724,748
Total return of VanEck VectorsTM Russia ETF	0.5666% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	47,799	1,378,459	(3,735)

					$92,874,271	$6,742,637

Direxion Daily 5G Communications Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 82.2%
Broadcasting (except Internet) - 2.5%
661	Altice USA, Inc. (a)	$20,313
118	Charter Communications, Inc. (a)	87,798
450	Rogers Communications, Inc. ADR (Canada)	22,963

		131,074

Computer and Electronic Product Manufacturing - 41.2%
1,023	ADTRAN, Inc.	22,925
2,626	Advanced Micro Devices, Inc. (a)	278,855
1,076	Airgain, Inc. (a)	19,637
987	Analog Devices, Inc.	165,244
330	Apple, Inc.	48,134
117	Arista Networks, Inc. (a)	44,506
91	Broadcom, Inc.	44,171
518	Calix, Inc. (a)	24,232
2,374	Casa Sys., Inc. (a)	17,829
5,733	Ceragon Networks Ltd. ADR (Israel) (a)	22,932
777	Cisco Systems, Inc.	43,023
524	Clearfield, Inc. (a)	22,804
960	Comtech Telecommunications Corp.	23,971
569	CTS Corp.	19,909
404	Dell Technologies, Inc. (a)	39,034
1,058	DZS, Inc. (a)	20,896
2,119	EMCORE Corp. (a)	18,520
2,054	Infinera Corp. (a)	20,355
737	Intel Corp.	39,592
292	InterDigital, Inc.	19,240
857	Keysight Technologies, Inc. (a)	141,019
546	Lattice Semiconductor Corp. (a)	30,986
270	Lumentum Holdings, Inc. (a)	22,677
377	MACOM Technology Solutions Holdings, Inc. (a)	23,268
1,697	Marvell Technology, Inc.	102,685
623	Maxim Integrated Products, Inc.	62,244
587	MaxLinear, Inc. (a)	28,311
1,986	NeoPhotonics Corp. (a)	19,264
240	NVIDIA Corp.	46,798
689	NXP Semiconductors NV ADR (Netherlands)	142,203
326	Qorvo, Inc. (a)	61,806
1,580	Qualcomm, Inc.	236,684
719	Radware Ltd. ADR (Israel) (a)	23,173
5,603	Resonant, Inc. (a)(b)	17,089
1,337	Sierra Wireless, Inc. ADR (Canada) (a)	25,858
490	Silicom Ltd. ADR (Israel) (a)	21,996
471	Skyworks Solutions, Inc.	86,904
1,317	Viavi Solutions, Inc. (a)	21,981
702	Xilinx, Inc.	105,188

		2,175,943

Data Processing, Hosting and Related Services - 1.2%
492	CSG Systems International, Inc.	22,317
270	CyrusOne, Inc.	19,243
276	QTS Realty Trust, Inc. Class A	21,448

		63,008

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
108	IPG Photonics Corp. (a)	23,561

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.5%
496	CEVA, Inc. (a)	24,621

Machinery Manufacturing - 0.4%
307	II-VI, Inc. (a)	21,432

Management of Companies and Enterprises - 0.5%
5,825	Telefonica S A ADR (Spain)	26,737

Miscellaneous Store Retailers - 2.3%
2,208	Verizon Communications, Inc.	123,162

Nonmetallic Mineral Product Manufacturing - 0.5%
688	Corning, Inc.	28,800

Nonstore Retailers - 0.8%
13	Amazon.com, Inc. (a)	43,259

Professional, Scientific, and Technical Services - 7.7%
2,063	A10 Networks, Inc. (a)	26,345
847	Amdocs Ltd.	65,312
964	Ciena Corp. (a)	56,047
1,902	Extreme Networks, Inc. (a)	20,941
348	F5 Networks, Inc. (a)	71,866
2,092	Inseego Corp. (a)(b)	18,179
1,035	Juniper Networks, Inc.	29,125
677	Maxar Technologies, Inc.	24,555
712	NetScout Systems, Inc. (a)	20,477
2,674	Ribbon Communications, Inc. (a)	18,477
70	Ubiquiti, Inc.	21,917
223	VMware, Inc. (a)	34,284

		407,525

Publishing Industries (except Internet) - 4.2%
1,015	Akamai Technologies, Inc. (a)	121,719
2,084	Akoustis Technologies, Inc. (a)	20,173
2,453	Hewlett Packard Enterprise Co.	35,568
6,565	Limelight Networks, Inc. (a)	18,448
620	National Instruments Corp.	27,348

		223,256

Real Estate - 5.0%
413	American Tower Corp.	116,796
159	CoreSite Realty Corp.	21,975
394	Crown Castle International Corp.	76,078
183	Digital Realty Trust, Inc.	28,211
1,938	Uniti Group, Inc.	22,694

		265,754

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
1,054	CommScope Holding Co., Inc. (a)	22,303
298	GDS Holdings Ltd. ADR (China) (a)(b)	17,570

		39,873

Telecommunications - 14.2%
4,342	AT&T, Inc.	121,793
938	BCE, Inc. ADR (Canada)	46,816
444	Cambium Networks Corp. (a)	19,558
82	Equinix, Inc.	67,274
10,308	Ericsson ADR (Sweden)	118,851
1,450	KT Corp. ADR (South Korea) (a)	20,866
1,484	Lumen Technologies, Inc.	18,505
18,927	Nokia Corp. ADR (Finland) (a)	115,076
2,151	Orange ADR (France)	23,984
93	SBA Communications Corp.	31,712
700	SK Telecom Ltd. ADR (South Korea) (a)	20,349
682	T-Mobile US, Inc. (a)	98,222
2,816	Vodafone Group PLC ADR (England)	45,985

		748,991

	TOTAL COMMON STOCKS (Cost $4,209,436)	$4,346,996

	TOTAL INVESTMENTS (Cost $4,209,436) - 82.2% (c)	$4,346,996
	Other Assets in Excess of Liabilities - 17.8%	938,241

	TOTAL NET ASSETS - 100.0%	$5,285,237

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,283,429.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of BlueStar® 5G Communications Index	0.5866% representing 1 month LIBOR rate + spread	Barclays	12/15/2021	30,602	$6,063,631	$171,607

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 67.4%
Administrative and Support Services - 3.0%
1,262	Alarm.com, Inc. (a)	$105,024
1,950	Atlassian Corp. PLC ADR (United Kingdom) (a)	633,984
2,534	nCino, Inc. (a)	161,086

		900,094

Ambulatory Health Care Services - 0.1%
647	Tabula Rasa HealthCare, Inc. (a)	27,795

Computer and Electronic Product Manufacturing - 0.1%
1,066	Radware Ltd. (Israel) ADR (a)	34,357

Data Processing, Hosting and Related Services - 3.1%
1,839	Five9, Inc. (a)	370,172
1,019	Inovalon Holdings, Inc (a)	38,600
1,967	RingCentral, Inc. (a)	525,720

		934,492

Heavy and Civil Engineering Construction - 0.5%
1,407	BlackLine, Inc. (a)	160,947

Professional, Scientific, and Technical Services - 14.0%
2,005	2U, Inc. (a)	87,017
3,708	Anaplan, Inc (a)	212,098
1,741	LivePerson, Inc. (a)	110,884
1,609	Mimecast Ltd. ADR (United Kingdom) (a)	89,380
900	Model N, Inc. (a)	29,133
5,051	Nutanix, Inc. (a)	181,937
1,066	Paylocity Holding Corp. (a)	221,152
1,576	Proofpoint, Inc. (a)	275,264
1,105	PROS Holdings Inc. (a)	47,979
6,985	SAP SE ADR (Germany)	1,003,884
1,792	ServiceNow, Inc. (a)	1,053,499
1,092	Snowflake, Inc. (a)	290,166
1,707	Unisys Corp. (a)	38,152
600	VMware, Inc. (a)(b)	92,244
2,168	Zscaler, Inc. (a)	511,453

		4,244,242

Publishing Industries (except Internet) - 43.0%
3,191	ACI Worldwide, Inc. (a)	109,451
1,873	Adobe Systems, Inc. (a)	1,164,313
4,464	Akamai Technologies, Inc. (a)	535,323
271	AppFolio, Inc. (a)	38,374
3,214	Autodesk, Inc. (a)	1,032,112
2,183	Bill.com Holdings, Inc. (a)	451,488
1,192	Blackbaud, Inc. (a)	85,025
4,328	Box, Inc. (a)	103,526
1,712	C3 AI, Inc. (a)	86,199
2,017	Coupa Software, Inc. (a)	437,689
4,659	CrowdStrike Holdings, Inc. (a)	1,181,569
4,263	DocuSign, Inc. (a)	1,270,544
6,718	Dropbox, Inc. (a)	211,550
1,002	Everbridge, Inc. (a)	141,502
4,030	Medallia, Inc. (a)	136,496
125	MicroStrategy, Inc. Class A (a)	78,251
12,657	Oracle Corp.	1,102,931
1,408	Paycom Software, Inc. (a)	563,200
943	Qualys, Inc. (a)	95,771
4,037	Salesforce.com, Inc. (a)	976,671
989	SPS Commerce, Inc. (a)	107,752
2,590	Twilio, Inc. (a)	967,598
707	Upland Software, Inc. (a)	25,452
3,325	Veeva Systems, Inc. (a)	1,106,261
3,437	Workday, Inc. (a)	805,633
906	Workiva Inc. (a)	117,572
2,717	Zuora, Inc. (a)	46,977

		12,979,230

Telecommunications - 3.6%
2,877	8x8 Inc. (a)	73,536
2,686	Zoom Video Communications, Inc. (a)	1,015,578

		1,089,114

	TOTAL COMMON STOCKS (Cost $18,349,287)	$20,370,271

SHORT TERM INVESTMENTS - 16.1%
Money Market Funds - 16.1%
51,285	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$51,285
868,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	868,000
3,955,841	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	3,955,841

	TOTAL SHORT TERM INVESTMENTS (Cost $4,875,126)	$4,875,126

	TOTAL INVESTMENTS (Cost $23,224,413) - 83.5% (e)	$25,245,397
	Other Assets in Excess of Liabilities - 16.5%	4,969,112

	TOTAL NET ASSETS - 100.0%	$30,214,509

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,823,841.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx USA Cloud Computing Index	0.4866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	15,513	$17,819,972	$2,190,526
Total return of Indxx USA Cloud Computing Index	0.2393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	15,529	19,721,348	317,783

					$37,541,320	$2,508,309

Direxion Daily Cloud Computing Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.9%
Money Market Funds - 63.9%
490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	$490,000
8,690,274	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	8,690,274

	TOTAL SHORT TERM INVESTMENTS (Cost $9,180,274) (b)	$9,180,274

	TOTAL INVESTMENTS (Cost $9,180,274) - 63.9%	$9,180,274
	Other Assets in Excess of Liabilities - 36.1%	5,185,119

	TOTAL NET ASSETS - 100.0%	$14,365,393

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,180,274.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
(0.0608)% representing 1 month LIBOR rate + spread	Total return of Indxx USA Cloud Computing Index	Bank of America Merrill Lynch	12/9/2021	20,120	$23,385,920	$(2,662,689)
0.1866% representing 1 month LIBOR rate + spread	Total return of Indxx USA Cloud Computing Index	Barclays	12/15/2021	2,144	2,591,490	(175,282)

					$25,977,410	$(2,837,971)

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 74.3%
Gasoline Stations - 15.9%
875,642	Chevron Corp.	$89,149,112

Machinery Manufacturing - 1.9%
361,034	Baker Hughes, a GE Co.	7,668,362
193,883	NOV, Inc. (a)	2,677,524

		10,345,886

Oil and Gas Extraction - 11.3%
187,600	APA Corp.	3,517,500
198,365	Cabot Oil & Gas Corp.	3,173,840
295,649	Devon Energy Corp.	7,639,570
244,914	EOG Resources, Inc.	17,844,434
391,179	Marathon Oil Corp.	4,533,765
416,949	Occidental Petroleum Corp.	10,882,369
217,326	Phillips 66	15,958,248

		63,549,726

Petroleum and Coal Products Manufacturing - 26.6%
348,937	ConocoPhillips	19,561,408
1,720,318	Exxon Mobil Corp.	99,038,707
316,189	Marathon Petroleum Corp.	17,459,957
202,879	Valero Energy Corp.	13,586,807

		149,646,879

Pipeline Transportation - 2.7%
602,913	Williams Companies, Inc.	15,102,971

Support Activities for Mining - 10.9%
89,835	Diamondback Energy, Inc.	6,928,973
441,592	Halliburton Co.	9,132,123
136,239	Hess Corp.	10,414,109
115,028	Pioneer Natural Resources Co.	16,721,620
633,519	Schlumberger Ltd. ADR	18,264,353

		61,461,178

Utilities - 5.0%
966,617	Kinder Morgan, Inc.	16,799,803
221,132	ONEOK, Inc.	11,492,230

		28,292,033

	TOTAL COMMON STOCKS (Cost $375,789,054)	$417,547,785

SHORT TERM INVESTMENTS - 31.1%
Money Market Funds - 31.1%
139,464,371	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$139,464,371
16,530,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	16,530,000
18,611,913	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	18,611,913

	TOTAL SHORT TERM INVESTMENTS (Cost $174,606,284)	$174,606,284

	TOTAL INVESTMENTS (Cost $550,395,338) - 105.4% (c)	$592,154,069
	Liabilities in Excess of Other Assets - (5.4)%	(30,415,739)

	TOTAL NET ASSETS - 100.0%	$561,738,330

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $265,484,207.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	0.7266% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	123,867	$65,781,244	$(1,167,114)
Total return of Energy Select Sector Index	0.7166% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	372,870	201,852,844	(9,099,390)
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	Barclays	12/13/2021	98,837	57,069,399	(5,954,936)
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	155,883	64,836,575	17,396,037
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	72,987	31,065,723	7,413,924
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	88,938	41,514,960	5,361,977
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	49,000	25,274,920	308,221
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	56,410	28,218,540	1,229,390
Total return of Energy Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	8/8/2022	348,369	188,959,315	(8,868,342)

					$704,573,520	$6,619,767

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.0%
Money Market Funds - 45.0%
6,070,883	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$6,070,883
6,010,009	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	6,010,009
3,698,277	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	3,698,277

	TOTAL SHORT TERM INVESTMENTS (Cost $15,779,169) (b)	$15,779,169

	TOTAL INVESTMENTS (Cost $15,779,169) - 45.0%	$15,779,169
	Other Assets in Excess of Liabilities - 55.0%	19,274,750

	TOTAL NET ASSETS - 100.0%	$35,053,919

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,779,169.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.3866% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse Capital LLC	12/7/2021	9,650	$4,900,986	$(139,063)
0.3666% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/9/2021	33,816	17,655,413	176,255
0.1366% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Barclays	12/13/2021	48,087	24,096,087	(772,568)
0.0866% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	1/19/2022	5,351	2,195,659	(631,791)
0.0866% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	2/16/2022	9,275	4,328,272	(571,113)
0.0866% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	4/20/2022	4,759	2,384,828	(103,409)
0.0866% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	8/12/2022	24,840	13,338,382	491,982

					$68,899,627	$(1,549,707)

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 86.2%
187,600	iShares Global Clean Energy ETF (a)	$4,260,396

	TOTAL INVESTMENT COMPANIES (Cost $4,283,765)	$4,260,396

	TOTAL INVESTMENTS (Cost $4,283,765) - 86.2%	$4,260,396
	Other Assets in Excess of Liabilities - 13.8%	684,490

	TOTAL NET ASSETS - 100.0%	$4,944,886

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of The S&P Global Clean Energy Index	0.5458% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/27/2022	247,881	$5,660,255	$(31,135)

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 47.7%
12,475,158	VanEck Vectors™ Gold Miners ETF (a)	$435,632,517

	TOTAL INVESTMENT COMPANIES (Cost $459,595,598)	$435,632,517

SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
386,119,551	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$386,119,551
123,488,562	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	123,488,562

	TOTAL SHORT TERM INVESTMENTS (Cost $509,608,113)	$509,608,113

	TOTAL INVESTMENTS (Cost $969,203,711) - 103.5% (c)	$945,240,630
	Liabilities in Excess of Other Assets - (3.5)%	(31,528,677)

	TOTAL NET ASSETS - 100.0%	$913,711,953

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $611,819,721.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors® Gold Miners ETF	0.9166% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	360,313	$12,265,388	$270,795
Total return of VanEck Vectors® Gold Miners ETF	0.9393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	6,547,478	232,500,944	(3,749,114)
Total return of VanEck Vectors® Gold Miners ETF	1.2066% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	7,956,324	277,641,453	(251,831)
Total return of VanEck Vectors® Gold Miners ETF	0.9366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	4,085,824	142,066,797	442,498
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	11,195,938	387,432,081	2,662,264
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	187,688	6,766,305	540,018
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	3/16/2022	1,600,000	53,402,016	2,271,852
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	4,000,000	136,182,843	3,116,662
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	400,000	14,288,285	(356,530)
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	981,243	36,150,021	(1,971,504)
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	2,041,611	80,054,704	(8,876,622)
Total return of VanEck Vectors® Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	500,000	17,145,142	307,303

					$1,395,895,979	$(5,594,209)

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.4%
Money Market Funds - 100.4%
49,748,585	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$49,748,585
22,358,217	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	22,358,217

	TOTAL SHORT TERM INVESTMENTS (Cost $72,106,802) (b)	$72,106,802

	TOTAL INVESTMENTS (Cost $72,106,802) - 100.4%	$72,106,802
	Liabilities in Excess of Other Assets - (0.4)%	(319,073)

	TOTAL NET ASSETS - 100.0%	$71,787,729

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,106,802.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.5266% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse Capital LLC	12/7/2021	628,065	$20,861,581	$(1,023,035)
0.7393% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/9/2021	236,788	8,382,295	97,469
0.6366% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/9/2021	728,780	24,349,583	(1,094,971)
0.0366% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	12/9/2021	299,960	10,247,417	(226,835)
0.3166% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/13/2021	1,443,875	54,694,963	4,307,617
0.4266% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	6/15/2022	774,132	30,119,413	3,085,850

					$148,655,252	$5,146,095

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 31.9%
4,292,204	VanEck VectorsTM Junior Gold Miners ETF (a)	$196,711,709

	TOTAL INVESTMENT COMPANIES (Cost $208,025,679)	$196,711,709

SHORT TERM INVESTMENTS - 82.7%
Money Market Funds - 82.7%
343,126,811	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$343,126,811
166,912,064	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	166,912,064

	TOTAL SHORT TERM INVESTMENTS (Cost $510,038,875)	$510,038,875

	TOTAL INVESTMENTS (Cost $718,064,554) - 114.6% (c)	$706,750,584
	Liabilities in Excess of Other Assets - (14.6)%	(89,976,448)

	TOTAL NET ASSETS - 100.0%	$616,774,136

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $556,302,152.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.3366% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	1,776,632	$84,169,044	$(3,188,248)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8466% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	829,116	44,760,247	(6,819,127)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	1,052,157	51,100,848	(3,044,284)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9066% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	12,550,518	602,651,222	(28,277,017)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	6,415,038	340,638,518	(47,216,467)

					$1,123,319,879	$(88,545,143)

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.8%
Money Market Funds - 101.8%
61,540,239	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$61,540,239
8,284,778	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	8,284,778

	TOTAL SHORT TERM INVESTMENTS (Cost $69,825,017) (b)	$69,825,017

	TOTAL INVESTMENTS (Cost $69,825,017) - 101.8%	$69,825,017
	Liabilities in Excess of Other Assets - (1.8)%	(1,201,203)

	TOTAL NET ASSETS - 100.0%	$68,623,814

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,825,017.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.7166% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse Capital LLC	12/7/2021	4,363	$208,422	$9,036
0.4766% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/8/2021	1,552,217	82,392,505	11,325,430
0.3666% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/13/2021	786,525	34,814,111	(1,228,892)
0.4266% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	6/15/2022	651,626	34,601,341	4,767,382

					$152,016,379	$14,872,956

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 42.8%
506,053	Global X Robotics & Artificial Intelligence ETF (a)	$17,210,862

	TOTAL INVESTMENT COMPANIES (Cost $13,313,527)	$17,210,862

SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
3,699,259	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,699,259
1,529,003	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	1,529,003
3,829,703	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	3,829,703

	TOTAL SHORT TERM INVESTMENTS (Cost $9,057,965)	$9,057,965

	TOTAL INVESTMENTS (Cost $22,371,492) - 65.3% (c)	$26,268,827
	Other Assets in Excess of Liabilities - 34.7%	13,921,832

	TOTAL NET ASSETS - 100.0%	$40,190,659

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,593,743.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.0866% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	225,516	$7,137,581	$528,311
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.7866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	261,589	8,341,467	555,124
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.8366% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	788,060	25,159,321	1,646,669
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/15/2021	582,251	18,756,829	1,055,401

					$59,395,198	$3,785,505

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 53.4%
Chemical Manufacturing - 1.6%
658,396	Alto Ingredients, Inc. (a)	$3,489,499
1,436,542	Gevo, Inc. (a)(b)	8,748,540

		12,238,039

Gasoline Stations - 1.9%
111,291	Chevron Corp.	11,330,537
175,369	Delek US Holdings, Inc.	3,047,913

		14,378,450

Machinery Manufacturing - 1.4%
708,864	Range Resources Corp. (a)	10,795,999

Merchant Wholesalers, Durable Goods - 0.1%
4,353	REX American Resources Corp. (a)	356,946

Merchant Wholesalers, Nondurable Goods - 0.4%
84,681	World Fuel Services Corp.	2,918,107

Mining (except Oil and Gas) - 0.9%
561,091	CNX Resources Corp. (a)	6,789,201

Oil and Gas Extraction - 31.0%
851,740	Antero Resources Corp. (a)	11,583,664
530,692	APA Corp.	9,950,475
66,319	Bonanza Creek Energy, Inc.	2,551,292
60,336	Brigham Minerals Inc.	1,184,999
695,001	Cabot Oil & Gas Corp.	11,120,016
1,233,555	Centennial Resource Development, Inc. (a)	6,426,822
167,843	Cimarex Energy Co.	10,943,364
1,111,990	Clean Energy Fuels Corp. (a)	8,351,045
170,388	Contango Oil & Gas Co. (a)(b)	650,882
338,009	Continental Resources, Inc.	11,543,007
410,022	Devon Energy Corp.	10,594,968
140,560	EOG Resources, Inc.	10,241,202
521,698	EQT Corp. (a)	9,594,026
196,813	Green Plains, Inc. (a)	6,959,308
1,302,221	Kosmos Energy Ltd. (a)	3,008,130
274,386	Magnolia Oil & Gas Corp. (a)	3,841,404
892,230	Marathon Oil Corp.	10,340,946
299,911	Matador Resources Co.	9,267,250
487,739	Murphy Oil Corp.	10,588,814
39,022	Oasis Petroleum, Inc.	3,578,708
423,913	Occidental Petroleum Corp.	11,064,129
382,344	Ovintiv, Inc.	9,810,947
87,373	Par Pacific Holdings, Inc. (a)	1,431,170
157,566	PDC Energy, Inc.	6,231,735
132,015	Phillips 66	9,693,861
179,752	Renewable Energy Group, Inc. (a)	11,009,810
552,411	SM Energy Co.	10,330,086
2,103,246	Southwestern Energy Co. (a)	9,906,289
91,547	Talos Energy, Inc. (a)	1,056,452
1,009,632	Tellurian, Inc. (a)(b)	3,806,313
115,035	Whiting Petroleum Corp. (a)	5,395,141

		232,056,255

Petroleum and Coal Products Manufacturing - 8.6%
200,267	ConocoPhillips	11,226,968
154,598	CVR Energy, Inc.	2,111,809
193,169	Exxon Mobil Corp.	11,120,739
346,099	HollyFrontier Corp.	10,175,311
70,752	Laredo Petroleum, Inc. (a)	3,895,605
190,091	Marathon Petroleum Corp.	10,496,825
623,406	PBF Energy, Inc. (a)	5,716,633
147,734	Valero Energy Corp.	9,893,746

		64,637,636

Support Activities for Mining - 7.0%
245,288	Callon Petroleum Co. (a)	9,654,536
130,128	Denbury, Inc. (a)	8,550,711
137,615	Diamondback Energy, Inc.	10,614,245
133,911	Hess Corp.	10,236,157
154,795	Northern Oil and Gas, Inc.	2,673,309
73,722	Pioneer Natural Resources Co.	10,716,967

		52,445,925

Utilities - 0.5%
112,610	New Fortress Energy, Inc.	3,413,210

	TOTAL COMMON STOCKS (Cost $443,674,026)	$400,029,768

SHORT TERM INVESTMENTS - 49.8%
Money Market Funds - 49.8%
286,620,392	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$286,620,392
86,661,147	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	86,661,147

	TOTAL SHORT TERM INVESTMENTS (Cost $373,281,539)	$373,281,539

	TOTAL INVESTMENTS (Cost $816,955,565) - 103.2% (e)	$773,311,307
	Liabilities in Excess of Other Assets - (3.2)%	(24,354,093)

	TOTAL NET ASSETS - 100.0%	$748,957,214

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $464,058,708.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	11/17/2021	8,000	$12,917,794	$12,714,642
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.7366% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	51,855	125,359,623	39,953,008
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.4893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	39,051	126,501,234	(2,642,258)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.7966% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	63,554	142,645,682	60,202,097
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.3366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	76,236	175,145,349	68,509,876
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.4666% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	44,696	148,902,053	(6,831,679)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	35,000	79,232,463	32,501,954
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	6,000	16,472,120	2,665,321
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	22,000	81,797,540	(12,093,876)

					$908,973,858	$194,979,085

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
11,856,014	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$11,856,014
20,035,352	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	20,035,352

	TOTAL SHORT TERM INVESTMENTS (Cost $31,891,366) (b)	$31,891,366

	TOTAL INVESTMENTS (Cost $31,891,366) - 57.1%	$31,891,366
	Other Assets in Excess of Liabilities - 42.9%	23,934,296

	TOTAL NET ASSETS - 100.0%	$55,825,662

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,891,366.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3866% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse Capital LLC	12/7/2021	1,357	$3,428,100	$(904,508)
(0.3134)% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/9/2021	9,646	29,085,487	(1,727,565)
0.3666% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/9/2021	9,172	21,071,845	(8,257,555)
0.0366% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2021	9,455	29,757,472	(297,655)
0.2893% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/13/2021	5,597	17,700,040	(40,617)

					$101,042,944	$(11,227,900)

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 93.8%
Accommodation - 27.7%
1,587	Boyd Gaming Co. (a)	$90,459
1,770	Caesars Entertainment Inc. (a)	154,627
897	Choice Hotels International, Inc.	107,550
1,909	Hilton Grand Vacations, Inc. (a)	77,639
2,397	Hilton Worldwide Holdings, Inc. (a)	315,086
8,254	Host Hotels & Resorts, Inc. (a)	131,486
1,789	Huazhu Group Ltd. ADR (a)	80,469
2,392	InterContinental Hotels Group PLC ADR (United Kingdom) (a)	158,015
3,112	Marriott International, Inc. Class A (a)	454,290
5,393	Melco Crown Entertainment Ltd. ADR (a)	75,070
5,524	MGM Resorts International	207,316
4,737	Park Hotels & Resorts, Inc. (a)	87,634
6,082	Service Property Trust	67,693
6,439	Sunstone Hotel Investors, Inc. (a)	74,306
1,622	Travel + Leisure Co.	84,020
433	Vail Resorts, Inc. (a)	132,152
1,511	Wyndham Hotels & Resorts, Inc.	108,883

		2,406,695

Administrative and Support Services - 8.9%
200	Booking Holdings, Inc. (a)	435,652
2,220	Live Nation Entertainment, Inc. (a)	175,136
1,730	Six Flags Entertainment Corp. (a)	71,881
2,277	TripAdvisor, Inc. (a)	86,412

		769,081

Air Transportation - 18.0%
2,038	Alaska Air Group, Inc. (a)	118,265
399	Allegiant Travel Co. (a)	75,858
8,307	American Airlines Group, Inc. (a)	169,297
7,528	Delta Air Lines, Inc. (a)	300,367
5,683	JetBlue Airways Corp. (a)	84,052
1,821	Ryanair Holdings PLC ADR (Ireland) (a)	198,562
1,597	SKYWEST, Inc. (a)	64,663
5,718	Southwest Airlines Co. (a)	288,873
2,731	Spirit Airlines, Inc. (a)	73,682
4,056	United Continental Holdings, Inc. (a)	189,496

		1,563,115

Amusement, Gambling, and Recreation Industries - 9.1%
4,810	Las Vegas Sands Corp. (a)	203,704
2,617	The Walt Disney Co. (a)	460,644
1,293	Wynn Resorts Ltd. (a)	127,141

		791,489

Data Processing, Hosting and Related Services - 3.9%
2,379	Airbnb, Inc. (a)	342,600

Management of Companies and Enterprises - 2.4%
7,871	Trip.com Group Ltd. ADR (China) (a)	204,095

Other Information Services - 0.9%
6,961	Sabre Corp. (a)	82,070

Performing Arts, Spectator Sports, and Related Industries - 2.7%
585	Churchill Downs, Inc.	108,693
1,811	Penn National Gaming, Inc. (a)	123,836

		232,529

Real Estate - 10.1%
5,818	Apple Hospitality REIT, Inc.	86,979
3,013	Gaming & Leisure Properties, Inc.	142,635
704	Marriott Vacations Worldwide Corp. (a)	103,749
2,900	MGM Growth Properties LLC	109,620
3,615	Pebblebrook Hotel Trust	81,301
4,976	RLJ Lodging Trust	71,406
1,256	Ryman Hospitality Properties, Inc. (a)	96,335
5,871	VICI Properties, Inc.	183,117

		875,142

Securities, Commodity Contracts, and Other Financial Investment
3,763	Virgin Galactic Holdings, Inc. (a)(b)	112,852

Support Activities for Transportation - 2.6%
1,407	Expedia, Inc. (a)	226,344

Water Transportation - 6.2%
9,853	Carnival Corp. ADR (a)	213,318
5,343	Norwegian Cruise Line Holdings Ltd. ADR (a)	128,392
2,578	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	198,171

		539,881

	TOTAL COMMON STOCKS (Cost $8,960,395)	8,145,893

SHORT TERM INVESTMENTS -
Money Market Funds - 6.7%
13,199	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	13,199
567,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	567,000

	TOTAL SHORT TERM INVESTMENTS (Cost $580,199)	580,199

	TOTAL INVESTMENTS (Cost $9,540,594) - 100.5% (e)	8,726,092
	Liabilities in Excess of Other Assets - (0.5)%	(40,124)

	TOTAL NET ASSETS - 100.0%	8,685,968

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,511,433.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of BlueStar® Travel and Vacation Index	0.5866% representing 1 month LIBOR rate + spread	Barclays	12/15/2021	60,464	$9,934,773	$(709,618)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 61.8%
246,476	iShares Core S&P Mid-Cap ETF (a)	$66,477,042

	TOTAL INVESTMENT COMPANIES (Cost $51,799,247)	$66,477,042

SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
3,026,203	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,026,203
9,000,005	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	9,000,005
12,157,113	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	12,157,113

	TOTAL SHORT TERM INVESTMENTS (Cost $24,183,321)	$24,183,321

	TOTAL INVESTMENTS (Cost $75,982,568) - 84.3% (c)	$90,660,363
	Other Assets in Excess of Liabilities - 15.7%	16,834,487

	TOTAL NET ASSETS - 100.0%	$107,494,850

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,255,353.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	0.4866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	16,710	$44,631,337	$553,767
Total return of S&P MidCap 400® Index	0.5393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	19,425	44,273,796	8,503,242
Total return of S&P MidCap 400® Index	0.3866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	52,887	135,373,286	8,084,903
Total return of S&P MidCap 400® Index	0.4366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	5,667	15,029,923	324,310

					$239,308,342	$17,466,222

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 72.0%
4,391,330	iShares Core S&P 500 ETF (a)	$1,933,941,732

	TOTAL INVESTMENT COMPANIES (Cost $1,719,044,835)	$1,933,941,732

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
432,732,533	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$432,732,533
145,653,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	145,653,000
210,850,114	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	210,850,114

	TOTAL SHORT TERM INVESTMENTS (Cost $789,235,647)	$789,235,647

	TOTAL INVESTMENTS (Cost $2,508,280,482) - 101.4% (c)	$2,723,177,379
	Liabilities in Excess of Other Assets - (1.4)%	(36,187,661)

	TOTAL NET ASSETS - 100.0%	$2,686,989,718

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,740,671,403.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	281,810	$1,192,796,758	$47,263,651
Total return of S&P 500® Index	0.5393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	161,112	624,577,126	86,432,813
Total return of S&P 500® Index	0.7066% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	87,351	362,516,758	22,097,924
Total return of S&P 500® Index	0.4366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	270,042	1,108,723,373	80,743,678
Total return of S&P 500® Index	0.3366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	269,111	1,037,551,754	150,638,230
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	94,801	348,187,009	70,681,641
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	60,000	228,296,168	36,577,382
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	3/16/2022	40,000	155,959,974	20,432,795
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	33,786	140,028,606	8,795,154
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	46,150	192,178,434	11,051,003
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	43,992	183,391,258	10,259,955
Total return of S&P 500® Index	0.5366% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	5,857	24,734,852	1,024,708

					$5,598,942,070	$545,998,934

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.5%
Money Market Funds -117.5%
244,946,730	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$244,946,730
40,760,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	40,760,000
179,778,932	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	179,778,932

	TOTAL SHORT TERM INVESTMENTS (Cost $465,485,662) (b)	$465,485,662

	TOTAL INVESTMENTS (Cost $465,485,662) - 117.5%	$465,485,662
	Liabilities in Excess of Other Assets - (17.5)%	(69,479,568)

	TOTAL NET ASSETS - 100.0%	$396,006,094

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $465,485,662.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1866% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/9/2021	77,731	$329,666,319	$(12,486,540)
0.1366% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Barclays	12/9/2021	35,595	146,056,724	(10,714,209)
0.3393% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/9/2021	21,493	86,491,430	(8,311,651)
0.4166% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/9/2021	53,006	225,510,672	(7,768,777)
0.1366% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/13/2021	54,698	221,722,449	(19,489,526)
0.0866% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	3/16/2022	10,164	38,909,735	(5,994,688)
0.0866% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	5/18/2022	14,087	58,473,086	(3,622,719)
0.0866% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	6/15/2022	3,525	14,894,013	(624,017)

					$1,121,724,428	$(69,012,127)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 60.9%
4,945,762	iShares Russell 2000 ETF (a)(b)	$1,093,260,690

	TOTAL INVESTMENT COMPANIES (Cost $1,101,310,737)	$1,093,260,690

SHORT TERM INVESTMENTS - 53.3%
Money Market Funds - 53.3%
598,534,620	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$598,534,620
20,300,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	20,300,000
337,373,609	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	337,373,609

	TOTAL SHORT TERM INVESTMENTS (Cost $956,208,229)	$956,208,229

	TOTAL INVESTMENTS (Cost $2,057,518,966) - 114.2% (e)	$2,049,468,919
	Liabilities in Excess of Other Assets - (14.2)%	(254,408,641)

	TOTAL NET ASSETS - 100.0%	$1,795,060,278

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,150,181,853.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	0.5866% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/8/2021	85,000	$188,670,626	$753,801
Total return of Russell 2000® Index	0.3866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	395,000	867,499,634	13,146,637
Total return of Russell 2000® Index	0.4893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	454,255	1,006,674,687	4,600,468
Total return of Russell 2000® Index	0.6866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	255,462	464,505,788	106,060,162
Total return of Russell 2000® Index	0.3866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	130,138	289,338,362	807,905
Total return of Russell 2000® Index	0.3466% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	365,743	795,241,026	20,793,708
Total return of Russell 2000® Index	0.3866% representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	209,380	469,234,296	(2,439,316)
Total return of Russell 2000® Index	0.3866% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	32,905	72,181,790	1,145,998

					$4,153,346,209	$144,869,363

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.4%
Money Market Funds - 108.4%
276,762,483	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$276,762,483
120,036,109	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	120,036,109

	TOTAL SHORT TERM INVESTMENTS (Cost $396,798,592) (b)	$396,798,592

	TOTAL INVESTMENTS (Cost $396,798,592) - 108.4%	$396,798,592
	Liabilities in Excess of Other Assets - (8.4)%	(30,743,442)

	TOTAL NET ASSETS - 100.0%	$366,055,150

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $396,798,592.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2893% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/9/2021	90,270	$199,310,430	$(1,658,581)
0.3166% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/9/2021	59,551	109,873,024	(23,384,525)
0.0366% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/13/2021	91,498	198,991,334	(5,093,087)
0.0866% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/16/2021	89,920	204,600,317	4,166,328
0.1866% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/19/2022	119,938	255,223,147	(12,815,020)
0.1866% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	2/16/2022	16,033	34,323,103	(1,506,268)
0.1866% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	7/20/2022	26,093	58,371,963	243,358

					$1,060,693,318	$(40,047,795)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 61.1%
6,015,593	iShares China Large-Cap ETF (a)	$243,872,141

	TOTAL INVESTMENT COMPANIES (Cost $259,504,926)	$243,872,141

SHORT TERM INVESTMENTS - 53.0%
Money Market Funds - 53.0%
149,704,772	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$149,704,772
62,019,891	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	62,019,891

	TOTAL SHORT TERM INVESTMENTS (Cost $211,724,663)	$211,724,663

	TOTAL INVESTMENTS (Cost $471,229,589) - 114.1% (c)	$455,596,804
	Liabilities in Excess of Other Assets - (14.1)%	(56,352,063)

	TOTAL NET ASSETS - 100.0%	$399,244,741

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $405,897,074.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares China Large- Cap ETF	0.3366% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	2,728,513	$116,131,651	$(5,493,033)
Total return of iShares China Large- Cap ETF	0.3393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	1/26/2022	11,896,971	523,238,655	(40,371,234)
Total return of iShares China Large- Cap ETF	0.4366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	3,847,942	179,294,117	(22,490,319)
Total return of iShares China Large- Cap ETF	0.4366% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	5,055,846	231,929,930	(26,958,033)

					$1,050,594,353	$(95,312,619)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.5%
Money Market Funds - 109.5%
25,894,506	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$25,894,506
25,866,992	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	25,866,992

	TOTAL SHORT TERM INVESTMENTS (Cost $51,761,498) (b)	$51,761,498

	TOTAL INVESTMENTS (Cost $51,761,498) - 109.5%	$51,761,498
	Liabilities in Excess of Other Assets - (9.5)%	(4,487,313)

	TOTAL NET ASSETS - 100.0%	$47,274,185

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,761,498.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.7543)% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/14/2021	1,164,961	$47,639,436	$410,125
0.1401% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	1/26/2023	2,333,455	93,264,006	(1,332,584)

					$140,903,442	$(922,459)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 41.9%
358,137	Vanguard FTSE Europe ETF (a)	$24,535,966

	TOTAL INVESTMENT COMPANIES (Cost $21,904,782)	$24,535,966

SHORT TERM INVESTMENTS - 34.8%
Money Market Funds - 34.8%
12,078,393	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$12,078,393
8,306,636	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	8,306,636

	TOTAL SHORT TERM INVESTMENTS (Cost $20,385,029)	$20,385,029

	TOTAL INVESTMENTS (Cost $42,289,811) - 76.7% (c)	$44,920,995
	Other Assets in Excess of Liabilities - 23.3%	13,632,454

	TOTAL NET ASSETS - 100.0%	$58,553,449

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,537,688.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	0.7866% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	183,065	$11,626,977	$1,039,866
Total return of Vanguard FTSE Europe ETF	0.7866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	595,433	40,510,150	327,351
Total return of Vanguard FTSE Europe ETF	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	493,857	30,179,400	4,045,547
Total return of Vanguard FTSE Europe ETF	0.5866% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2021	509,904	35,089,473	165,671
Total return of Vanguard FTSE Europe ETF	0.3366% representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	269,753	16,188,257	2,529,801
Total return of Vanguard FTSE Europe ETF	0.3366% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	70,776	4,412,792	498,930
Total return of Vanguard FTSE Europe ETF	0.3366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	39,943	2,623,094	140,200
Total return of Vanguard FTSE Europe ETF	0.3366% representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	43,157	2,928,649	27,845

					$143,558,792	$8,775,211

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 44.3%
1,590,288	iShares MSCI Emerging Markets ETF (a)(b)	$82,058,861

	TOTAL INVESTMENT COMPANIES (Cost $87,019,820)	$82,058,861

SHORT TERM INVESTMENTS - 73.4%
Money Market Funds - 73.4%
91,537,664	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$91,537,664
44,268,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	44,268,941

	TOTAL SHORT TERM INVESTMENTS (Cost $135,806,605)	$135,806,605

	TOTAL INVESTMENTS (Cost $222,826,425) - 117.7% (e)	$217,865,466
	Liabilities in Excess of Other Assets - (17.7)%	(32,835,265)

	TOTAL NET ASSETS - 100.0%	$185,030,201

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $101,922,767.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	(0.1108)% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/26/2021	100,000	$5,398,079	$(214,840)
Total return of iShares MSCI Emerging Markets ETF	0.8566% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/23/2021	5,776,616	308,010,403	(9,369,766)
Total return of iShares MSCI Emerging Markets ETF	0.4366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	990,795	53,756,079	(2,702,495)
Total return of iShares MSCI Emerging Markets ETF	0.4266% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	2,300,000	125,416,492	(6,487,849)

					$492,581,053	$(18,774,950)

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 54.8%
Money Market Funds - 54.8%
8,753,437	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$8,753,437
13,231,415	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	13,231,415

	TOTAL SHORT TERM INVESTMENTS (Cost $21,984,852) (b)	$21,984,852

	TOTAL INVESTMENTS (Cost $21,984,852) - 54.8%	$21,984,852
	Other Assets in Excess of Liabilities - 45.2%	18,111,019

	TOTAL NET ASSETS - 100.0%	$40,095,871

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,984,852.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.3166% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/7/2021	861,353	$44,818,466	$333,446
(0.2134)% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/9/2021	433,916	23,798,400	1,353,162
0.0866% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/13/2021	781,582	41,133,765	753,895
(0.0134)% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	2/16/2022	254,402	14,025,182	837,265

					$123,775,813	$3,277,768

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 30.4%
155,262	iShares MSCI Mexico ETF (a)(b)	$7,610,943

	TOTAL INVESTMENT COMPANIES (Cost $7,625,243)	$7,610,943

SHORT TERM INVESTMENTS - 82.2%
Money Market Funds - 82.2%
16,046,015	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$16,046,015
3	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	3
4,521,219	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	4,521,219

	TOTAL SHORT TERM INVESTMENTS (Cost $20,567,237)	$20,567,237

	TOTAL INVESTMENTS (Cost $28,192,480) - 112.6% (e)	$28,178,180
	Liabilities in Excess of Other Assets - (12.6)%	(3,143,176)

	TOTAL NET ASSETS - 100.0%	$25,035,004

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,415,949.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	0.0366% representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2021	453,462	$21,577,105	$693,636
Total return of iShares MSCI Mexico ETF	0.1866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	403,583	17,276,229	2,656,902
Total return of iShares MSCI Mexico ETF	(0.9134)% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	465,364	20,135,651	2,951,866
Total return of iShares MSCI Mexico ETF	0.3366% representing 1 month LIBOR rate + spread	Citibank N.A.	7/21/2022	54,501	2,693,036	(21,451)

					$61,682,021	$6,280,953

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 36.2%
169,881	iShares MSCI South Korea ETF (a)	$15,076,938

	TOTAL INVESTMENT COMPANIES (Cost $15,903,222)	$15,076,938

SHORT TERM INVESTMENTS - 69.6%
Money Market Funds - 69.6%
11,456,350	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$11,456,350
11,020,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	11,020,000
6,533,210	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	6,533,210

	TOTAL SHORT TERM INVESTMENTS (Cost $29,009,560)	$29,009,560

	TOTAL INVESTMENTS (Cost $44,912,782) - 105.8% (c)	$44,086,498
	Liabilities in Excess of Other Assets - (5.8)%	(2,427,339)

	TOTAL NET ASSETS - 100.0%	$41,659,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,459,090.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea ETF	0.5866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	702,117	$61,315,878	$866,728
Total return of iShares MSCI South Korea ETF	0.5893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	123,683	10,906,367	54,092
Total return of iShares MSCI South Korea ETF	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	192,971	17,467,046	(344,019)
Total return of iShares MSCI South Korea ETF	0.5366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	219,591	19,878,448	(410,749)

					$109,567,739	$166,052

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 65.3%
Computer and Electronic Product Manufacturing - 20.7%
46,717	Aerojet Rocketdyne Holdings, Inc.	$2,204,108
48,815	L3 Harris Technologies, Inc.	11,068,313
35,226	Mercury Computer Systems, Inc. (a)	2,324,916
18,360	Moog, Inc. Class A	1,429,694
28,501	Northrop Grumman Corp.	10,346,433
519,617	Raytheon Technologies Corp.	45,180,698

		72,554,162

Credit Intermediation and Related Activities - 0.2%
33,404	Smith & Wesson Brands, Inc.	783,324

Electrical Equipment, Appliance, and Component Manufacturing - 2.2%
40,577	Axon Enterprise, Inc. (a)	7,548,134

Fabricated Metal Product Manufacturing - 3.1%
59,684	BWX Technologies, Inc.	3,427,652
25,682	Curtiss-Wright Corp.	3,038,181
15,825	RBC Bearings, Inc. (a)	3,718,875
11,030	Sturm, Ruger & Co, Inc.	820,191

		11,004,899

Merchant Wholesalers, Durable Goods - 2.5%
52,547	Hexcel Corp. (a)	2,859,608
25,233	Huntington Ingalls Industries, Inc.	5,176,045
17,444	Kaman Corp.	773,641

		8,809,294

Miscellaneous Manufacturing - 2.8%
141,581	Textron, Inc.	9,770,505

Primary Metal Manufacturing - 2.3%
245,203	Howmet Aerospace, Inc. (a)	8,047,562

Professional, Scientific, and Technical Services - 3.9%
45,076	Maxar Technologies, Inc.	1,634,906
14,776	Parsons Corp. (a)	570,649
25,358	Teledyne Technologies, Inc. (a)	11,481,342

		13,686,897

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
39,116	PAE, Inc. (a)	348,915
83,054	Virgin Galactic Holdings, Inc. (a)(b)	2,490,789

		2,839,704

Textile Mills - 0.1%
3,265	National Presto Industries, Inc.	315,007

Transportation Equipment Manufacturing - 26.7%
20,832	AAR Corp. (a)	744,952
14,088	AeroVironment, Inc. (a)	1,424,297
188,534	Boeing Co. (a)	42,699,180
55,341	General Dynamics Corp.	10,848,496
46,311	HEICO Corp.	5,617,061
26,533	HEICO Corp. Class A	3,588,588
77,654	Kratos Defense & Security Solutions, Inc. (a)	2,112,189
34,248	Lockheed Martin Corp.	12,728,954
66,132	Spirit AeroSystems Holdings, Inc.	2,857,564
15,996	TransDigm Group, Inc. (a)	10,254,876
38,273	Triumph Group, Inc. (a)	729,101

		93,605,258

	TOTAL COMMON STOCKS (Cost $212,600,975)	$228,964,746

SHORT TERM INVESTMENTS - 20.8%
Money Market Funds - 20.8%
50,542,781	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$50,542,781
22,274,939	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	22,274,939

	TOTAL SHORT TERM INVESTMENTS (Cost $72,817,720)	$72,817,720

	TOTAL INVESTMENTS (Cost $285,418,695) - 86.1% (e)	$301,782,466
	Other Assets in Excess of Liabilities - 13.9%	48,705,630

	TOTAL NET ASSETS - 100.0%	$350,488,096

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $258,794,848.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.7366% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	3,878	$97,659,691	$8,141,320
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	7,597	206,730,338	827,999
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.5866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	1,602	44,807,411	(1,928,286)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.5366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	6,555	156,325,279	22,721,611
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/20/2021	2,758	74,318,902	886,379
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	3,886	92,843,433	13,315,711
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	1,199	31,869,242	837,289
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	2,054	54,163,851	1,904,583
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	630	16,720,219	459,632

					$775,438,366	$47,166,238

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 50.8%
Accommodation - 1.4%
1,019	Caesars Entertainment Inc. (a)	$89,020
1,361	Hilton Worldwide Holdings, Inc. (a)	178,903
1,305	Marriott International, Inc. Class A (a)	190,504
1,988	MGM Resorts International	74,610

		533,037

Administrative and Support Services - 1.2%
200	Booking Holdings, Inc. (a)	435,652

Amusement, Gambling, and Recreation Industries - 0.3%
1,604	Las Vegas Sands Corp. (a)	67,929
514	Wynn Resorts Ltd. (a)	50,542

		118,471

Apparel Manufacturing - 0.7%
1,705	Hanesbrands, Inc.	31,133
348	PVH Corp. (a)	36,408
236	Ralph Lauren Corp.	26,791
922	Under Armour, Inc. Class A (a)	18,855
960	Under Armour, Inc. Class C (a)	16,819
1,571	V F Corp.	125,994

		256,000

Building Material and Garden Equipment and Supplies Dealers - 6.3%
3,453	Lowe’s Companies, Inc.	665,359
5,127	The Home Depot, Inc.	1,682,630

		2,347,989

Clothing and Clothing Accessories Stores - 2.0%
1,014	Gap, Inc.	29,578
1,292	L Brands, Inc.	103,451
1,742	Ross Stores, Inc.	213,726
5,890	TJX Companies, Inc.	405,291

		752,046

Construction of Buildings - 1.2%
1,602	D.R. Horton, Inc.	152,879
1,347	Lennar Corp. Class A	141,637
17	NVR, Inc. (a)	88,784
1,292	PulteGroup, Inc.	70,892

		454,192

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
306	Whirlpool Corp.	67,791

Electronics and Appliance Stores - 0.3%
1,089	Best Buy Co., Inc.	122,349

Food Services and Drinking Places - 6.0%
138	Chipotle Mexican Grill, Inc. (a)	257,155
640	Darden Restaurants, Inc.	93,363
189	Domino’s Pizza, Inc.	99,318
3,644	McDonald’s Corp.	884,435
5,755	Starbucks Corp.	698,830
1,455	Yum! Brands, Inc.	191,172

		2,224,273

Funds, Trusts, and Other Financial Vehicles - 0.3%
732	Garmin Ltd. ADR (Switzerland)	115,070

General Merchandise Stores - 2.7%
1,153	Dollar General Corp.	268,234
1,133	Dollar Tree, Inc. (a)	113,062
2,417	Target Corp.	630,958

		1,012,254

Health and Personal Care Stores - 0.3%
268	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	89,994

Leather and Allied Product Manufacturing - 2.6%
5,387	NIKE, Inc. Class B	902,376
1,362	Tapestry, Inc. (a)	57,613

		959,989

Merchant Wholesalers, Durable Goods - 0.7%
651	Leggett & Platt, Inc.	31,267
1,357	LKQ Corp. (a)	68,868
285	Mohawk Industries, Inc. (a)	55,546
196	Pool Corp.	93,653

		249,334

Miscellaneous Manufacturing - 0.2%
624	Hasbro, Inc.	62,051

Miscellaneous Store Retailers - 0.6%
621	Etsy, Inc. (a)	113,960
563	Tractor Supply Co.	101,863

		215,823

Motor Vehicle and Parts Dealers - 1.5%
319	Advance Auto Parts, Inc.	67,647
105	AutoZone, Inc. (a)	170,475
797	CarMax, Inc. (a)	106,758
341	O’Reilly Automotive, Inc. (a)	205,910

		550,790

Nonstore Retailers - 11.7%
1,245	Amazon.com, Inc. (a)	4,142,850
3,162	eBay, Inc.	215,680

		4,358,530

Performing Arts, Spectator Sports, and Related Industries - 0.1%
725	Penn National Gaming, Inc. (a)	49,575

Plastics and Rubber Products Manufacturing - 0.1%
1,848	Newell Rubbermaid, Inc.	45,738

Support Activities for Transportation - 0.3%
691	Expedia, Inc. (a)	111,161

Transportation Equipment Manufacturing - 9.3%
1,322	Aptiv PLC ADR (Ireland) (a)	220,576
1,171	BorgWarner, Inc.	57,356
19,150	Ford Motor Co. (a)	267,142
6,235	General Motors Co. (a)	354,397
3,716	Tesla Motors, Inc. (a)	2,553,635

		3,453,106

Water Transportation - 0.6%
3,899	Carnival Corp. ADR (a)	84,414
1,807	Norwegian Cruise Line Holdings Ltd. ADR (a)	43,422
1,069	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	82,174

		210,010

Wholesale Electronic Markets and Agents and Brokers - 0.2%
706	Genuine Parts Co.	89,606

	TOTAL COMMON STOCKS (Cost $18,441,365)	$18,884,831

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
920,799	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$920,799
11,857,412	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	11,857,412

	TOTAL SHORT TERM INVESTMENTS (Cost $12,778,211)	$12,778,211

	TOTAL INVESTMENTS (Cost $31,219,576) - 85.2% (c)	$31,663,042
	Other Assets in Excess of Liabilities - 14.8%	5,520,728

	TOTAL NET ASSETS - 100.0%	$37,183,770

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,700,985.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Discretionary Select Sector Index	0.6893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/24/2021	10,597	$18,807,046	$510,367
Total return of Consumer Discretionary Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/8/2021	37,751	64,281,693	4,539,934
Total return of Consumer Discretionary Select Sector Index	0.5866% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	2,488	3,862,247	679,094

					$86,950,986	$5,729,395

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 65.8%
Administrative and Support Services - 1.0%
5,562	Teladoc Health, Inc. (a)	$825,679

Computer and Electronic Product Manufacturing - 4.0%
2,327	Arista Networks, Inc. (a)	885,168
43,522	Cisco Systems, Inc.	2,409,813

		3,294,981

Data Processing, Hosting, and Related Services - 1.6%
8,069	Match Group, Inc. (a)	1,285,150

Food Services and Drinking Places - 0.8%
2,834	Wayfair, Inc. (a)	684,014

Miscellaneous Store Retailers - 1.2%
5,183	Etsy, Inc. (a)	951,132

Motion Picture and Sound Recording Industries - 3.0%
4,711	Netflix, Inc. (a)	2,438,272

Nonstore Retailers - 7.6%
1,500	Amazon.com, Inc. (a)	4,991,385
18,278	eBay, Inc.	1,246,742

		6,238,127

Other Information Services - 9.9%
1,071	Alphabet, Inc. Class A (a)	2,885,842
1,014	Alphabet, Inc. Class C (a)	2,742,282
16,827	Pinterest, Inc. (a)	991,110
21,296	Twitter, Inc. (a)	1,485,396

		8,104,630

Professional, Scientific, and Technical Services - 14.4%
6,907	Bumble, Inc. (a)	351,428
9,838	Ciena Corp. (a)	571,981
23,882	Cloudera, Inc. (a)	379,008
11,693	Facebook, Inc. (a)	4,166,216
8,630	GoDaddy, Inc. (a)	723,626
20,781	Juniper Networks, Inc.	584,777
14,999	Nutanix, Inc. (a)	540,264
4,494	Okta, Inc. (a)	1,113,568
22,564	Snap, Inc. (a)	1,679,213
3,006	Snowflake, Inc. (a)	798,754
4,010	VeriSign, Inc. (a)	867,644

		11,776,479

Publishing Industries (except Internet) - 13.7%
7,004	Akamai Technologies, Inc. (a)	839,919
14,708	Box, Inc. (a)	351,815
6,147	Citrix Systems, Inc.	619,310
3,480	Coupa Software, Inc. (a)	755,160
9,166	Datadog, Inc. (a)	1,014,676
5,271	DocuSign, Inc. (a)	1,570,969
19,567	Dropbox, Inc. (a)	616,165
7,953	Fastly, Inc. (a)	382,301
10,174	Salesforce.com, Inc. (a)	2,461,396
4,025	Veeva Systems, Inc. (a)	1,339,158
5,342	Workday, Inc. (a)	1,252,165

		11,203,034

Real Estate - 1.0%
1,473	Zillow Group, Inc. Class A (a)	157,803
6,417	Zillow Group, Inc. Class C (a)	681,870

		839,673

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
19,571	CommScope Holding Co., Inc. (a)	414,122

Support Activities for Transportation - 1.1%
5,369	Expedia, Inc. (a)	863,711

Telecommunications - 6.0%
10,257	PayPal Holdings, Inc. (a)	2,826,111
25,865	Vonage Holdings Corp. (a)	368,835
4,596	Zoom Video Communications, Inc. (a)	1,737,748

		4,932,694

	TOTAL COMMON STOCKS (Cost $47,590,332)	$53,851,698

SHORT TERM INVESTMENTS - 40.1%
Money Market Funds - 40.1%
14,512,781	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$14,512,781
4,470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	4,470,000
13,820,859	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	13,820,859

	TOTAL SHORT TERM INVESTMENTS (Cost $32,803,640)	$32,803,640

	TOTAL INVESTMENTS (Cost $80,393,972) - 105.9% (c)	$86,655,338
	Liabilities in Excess of Other Assets - (5.9)%	(4,869,447)

	TOTAL NET ASSETS - 100.0%	$81,785,891

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,008,445.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Internet Composite Index	0.6393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	62,492	$62,770,021	$5,712,175
Total return of Dow Jones Internet Composite Index	0.7366% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	47,851	46,828,654	5,530,012
Total return of Dow Jones Internet Composite Index	0.3866% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	55,172	53,189,657	7,239,970
Total return of Dow Jones Internet Composite Index	0.5866% representing 1 month LIBOR rate + spread	Barclays	6/17/2022	9,174	10,426,798	(369,925)

					$173,215,130	$18,112,232

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.8%
Money Market Funds - 74.8%
4,301,451	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	$4,301,451

	TOTAL SHORT TERM INVESTMENTS (Cost $4,301,451) (b)	$4,301,451

	TOTAL INVESTMENTS (Cost $4,301,451) - 74.8%	$4,301,451
	Other Assets in Excess of Liabilities - 25.2%	1,451,802

	TOTAL NET ASSETS - 100.0%	$5,753,253

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,301,451.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.4393% representing 1 month LIBOR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/13/2021	15,744	$17,348,348	$89,476

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 67.4%
Administrative and Support Services - 1.4%
55,462	Broadridge Financial Solutions, Inc.	$9,622,102
18,184	FactSet Research System, Inc.	6,496,780
77,896	Moody’s Corp.	29,288,896
5,888	Upstart Holdings, Inc. (a)	711,035

		46,118,813

Credit Intermediation and Related Activities - 27.0%
177,675	Ally Financial, Inc.	9,125,388
3,621,074	Bank of America Corp.	138,904,399
19,078	Bank of Hawaii Corp.	1,597,019
384,890	Bank of New York Mellon Corp.	19,756,404
58,915	Bank OZK`	2,398,430
14,655	BOK Financial Corp.	1,231,167
992,394	Citigroup, Inc.	67,105,682
203,806	Citizens Financial Group, Inc.	8,592,461
66,914	Comerica, Inc.	4,594,315
51,016	Commerce Bancshares, Inc.	3,608,362
4,460	Credit Acceptance Corp. (a)(b)	2,162,074
146,172	Discover Financial Services	18,172,103
67,679	East West Bancorp, Inc.	4,815,361
152,674	F.N.B. Corp.	1,749,644
336,608	Fifth Third Bancorp	12,215,504
2,896	First Citizens BancShares, Inc. Class A	2,266,381
62,408	First Hawaiian, Inc.	1,718,092
262,445	First Horizon National Corp.	4,054,775
84,108	First Republic Bank	16,402,742
703,100	Huntington Bancshares, Inc.	9,899,648
1,444,219	JPMorgan Chase & Co.	219,203,560
463,997	KeyCorp	9,122,181
61,535	M&T Bank Corp.	8,236,460
216,449	New York Community Bancorp, Inc.	2,549,769
98,475	Northern Trust Corp.	11,112,904
42,467	OneMain Holdings, Inc.	2,590,487
56,500	PacWest Bancorp	2,249,830
203,904	People’s United Financial, Inc.	3,201,293
35,635	Pinnacle Financial Partners, Inc.	3,193,252
203,694	PNC Financial Services Group, Inc.	37,155,822
39,724	Popular, Inc. ADR	2,890,318
42,814	Prosperity Bancshares, Inc.	2,919,487
461,155	Regions Financial Corp.	8,877,234
64,884	Rocket Cos., Inc. (b)	1,118,600
27,031	Signature Bank	6,135,226
166,723	State Street Corp.	14,528,242
91,601	Sterling Bancorp	1,988,658
26,814	SVB Financial Group (a)	14,746,627
70,650	Synovus Financial Corp.	2,889,585
23,610	TFS Financial Corp.	459,923
644,835	Truist Financial Corp.	35,098,369
644,437	U.S. Bancorp	35,792,031
20,614	UWM Holdings Corp. (b)	157,285
43,155	Webster Financial Corp.	2,075,755
1,986,321	Wells Fargo & Co.	91,251,587
48,347	Western Alliance Bancorp	4,487,569
27,175	Wintrust Financial Corp.	1,940,295
77,388	Zions Bancorp	4,035,784

		860,378,084

Funds, Trusts, and Other Financial Vehicles - 0.2%
251,374	AGNC Investment Corp.	3,989,305
77,833	Carlyle Group, Inc.	3,928,232

		7,917,537

Insurance Carriers and Related Activities - 20.5%
322,188	Aflac, Inc.	17,720,340
6,477	Alleghany Corp. (a)	4,294,899
143,277	Allstate Corp.	18,633,174
32,518	American Financial Group, Inc.	4,113,202
412,040	American International Group, Inc.	19,510,094
107,406	AON PLC ADR (United Kingdom)	27,928,782
186,401	Arch Capital Group Ltd. ADR (a)	7,269,639
97,048	Arthur J. Gallagher & Co.	13,519,757
28,957	Assurant, Inc.	4,569,704
34,870	Assured Guaranty Ltd. ADR	1,667,135
55,369	Athene Holding Ltd. ADR (a)	3,577,945
37,131	Axis Capital Holdings Ltd. ADR	1,888,854
900,556	Berkshire Hathaway, Inc. Class B (a)	250,615,729
41,283	Brighthouse Financial, Inc. (a)	1,777,646
112,431	Brown & Brown, Inc.	6,116,246
214,903	Chubb Limited ADR (Switzerland)	36,262,732

71,858	Cincinnati Financial Corp.	8,470,621
13,251	CNA Financial Corp.	583,176
183,951	Equitable Holdings, Inc.	5,678,567
12,031	Erie Indemnity Co. Class A	2,224,412
19,014	Everest Re Group Ltd. ADR	4,807,310
51,050	First American Financial Corp.	3,436,175
48,651	Globe Life, Inc.	4,529,895
22,983	GoHealth, Inc. (a)	202,250
17,123	Hanover Insurance Group, Inc.	2,327,016
171,115	Hartford Financial Services Group, Inc.	10,886,336
29,235	Kemper Corp.	1,929,802
18,325	Lemonade, Inc. (a)(b)	1,595,374
90,877	Lincoln National Corp.	5,599,841
106,358	Loews Corp.	5,703,979
6,484	Markel Corp. (a)	7,820,806
243,900	Marsh & McLennan Companies, Inc.	35,906,958
12,759	Mercury General Corp.	776,130
355,646	MetLife, Inc.	20,520,774
162,025	MGIC Investment Corp.	2,242,426
134,233	Old Republic International Corp.	3,310,186
18,789	Primerica, Inc.	2,747,328
128,875	Principal Financial Group, Inc.	8,007,004
280,430	Progressive Corp.	26,685,719
189,217	Prudential Financial, Inc.	18,974,681
32,540	Reinsurance Group of America, Inc.	3,585,257
23,559	RenaissanceRe Holdings Ltd. ADR	3,597,224
120,563	Travelers Companies, Inc.	17,954,242
97,724	Unum Group	2,677,638
57,739	Voya Financial, Inc.	3,718,392
66,201	W.R. Berkley Corp.	4,843,927
1,443	White Mountains Insurance Group Ltd. ADR	1,632,855
61,615	Willis Towers Watson PLC ADR (Ireland)	12,697,619

		655,139,798

Management of Companies and Enterprises - 0.2%
27,376	Cullen/Frost Bankers, Inc.	2,937,992
105,446	Umpqua Holdings Corp.	1,989,766

		4,927,758

Merchant Wholesalers, Durable Goods - 0.1%
104,920	Jefferies Financial Group, Inc.	3,482,295

Real Estate - 0.4%
670,226	Annaly Capital Management, Inc.	5,690,219
207,501	New Residential Investment Corp.	2,025,210
131,523	Starwood Property Trust, Inc.	3,423,543

		11,138,972

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 17.6%
19,904	Affiliated Managers Group, Inc.	3,153,590
55,919	Ameriprise Financial, Inc.	14,402,498
85,607	Apollo Global Management, Inc. (b)	5,038,828
65,934	Ares Management Corp.	4,721,534
68,635	BlackRock, Inc.	59,518,213
51,001	CBOE Holdings, Inc.	6,042,088
753,170	Charles Schwab Corp.	51,177,902
172,109	CME Group, Inc.	36,509,482
19,173	Evercore, Inc.	2,534,671
132,522	FNF Group	5,911,806
138,671	Franklin Resources, Inc.	4,097,728
158,452	Goldman Sachs Group, Inc.	59,400,486
38,498	Interactive Brokers Group, Inc. Class A	2,381,486
266,943	IntercontinentalExchange, Inc.	31,987,780
159,947	Invesco Ltd. ADR	3,899,508
82,102	Janus Henderson Group PLC ADR (United Kingdom)	3,435,148
263,922	KKR & Co., Inc.	16,827,667
48,836	Lazard Ltd. Class A ADR	2,305,059
38,179	LPL Investment Holdings, Inc.	5,384,766
17,919	MarketAxess Holdings, Inc.	8,514,571
666,628	Morgan Stanley	63,982,955
11,216	Morningstar, Inc.	2,833,498
38,475	MSCI, Inc. Class A	22,929,561
54,780	NASDAQ OMX Group, Inc.	10,229,069
59,041	Raymond James Financial, Inc.	7,644,629
115,596	S&P Global, Inc.	49,558,317
28,900	Santander Consumer USA Holdings, Inc.	1,185,767
52,524	SEI Investments Co.	3,193,459
154,325	SLM Corp.	2,905,940
49,106	Stifel Financial Corp.	3,267,513
108,090	T. Rowe Price Group, Inc.	22,067,654
327,080	The Blackstone Group, Inc.	37,702,512
50,322	Tradeweb Markets, Inc.	4,364,427
44,749	Virtu Financial, Inc.	1,151,839

		560,261,951

	TOTAL COMMON STOCKS (Cost $1,757,536,551)	$2,149,365,208

SHORT TERM INVESTMENTS - 18.3%
Money Market Funds - 18.3%
298,045,542	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$298,045,542
20,892,799	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	20,892,800
265,981,500	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	265,981,500

	TOTAL SHORT TERM INVESTMENTS (Cost $584,919,842)	$584,919,842

	TOTAL INVESTMENTS (Cost $2,342,456,393) - 85.7% (e)	$2,734,285,050
	Other Assets in Excess of Liabilities - 14.3%	458,216,779

	TOTAL NET ASSETS - 100.0%	$3,192,501,829

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,248,141,469.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	10/20/2021	42,534	$79,556,910	$36,731,012
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	11/17/2021	95,000	180,434,939	79,181,557
Total return of Russell 1000® Financial Services Index	0.7366% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2021	573,261	1,501,727,047	54,377,750
Total return of Russell 1000® Financial Services Index	0.7366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2021	604,144	1,612,485,943	24,962,999
Total return of Russell 1000® Financial Services Index	0.4866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	546,637	1,254,393,147	237,032,299
Total return of Russell 1000® Financial Services Index	0.7893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	397,556	1,062,510,896	16,512,239
Total return of Russell 1000® Financial Services Index	0.5866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	271,994	709,266,104	29,669,224
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	30,000	64,264,003	17,631,724
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	15,000	34,686,383	6,148,042
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	60,000	136,614,377	26,726,744
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	3/16/2022	65,000	163,290,222	13,404,059
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	30,000	77,714,777	3,727,760
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	6,222	16,771,204	83,498
Total return of Russell 1000® Financial Services Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	5,856	16,097,699	(225,173)

					$6,909,813,651	$545,963,734

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.4%
Money Market Funds - 71.4%
2,720,118	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$2,720,118
75,802,427	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	75,802,427

	TOTAL SHORT TERM INVESTMENTS (Cost $78,522,545) (b)	$78,522,545

	TOTAL INVESTMENTS (Cost $78,522,545) - 71.4%	$78,522,545
	Other Assets in Excess of Liabilities - 28.6%	31,398,669

	TOTAL NET ASSETS - 100.0%	$109,921,214

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $78,522,545.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.5893% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Bank of America Merrill Lynch	12/9/2021	69,582	$186,666,727	$(2,070,656)
0.4366% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/9/2021	4,891	13,064,271	(197,410)
0.3366% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	J.P. Morgan	12/15/2021	47,310	127,710,781	(727,864)

					$327,441,779	$(2,995,930)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 62.9%
Ambulatory Health Care Services - 0.9%
1,800	DaVita, Inc. (a)	$216,450
2,508	Laboratory Corp. of America Holdings (a)	742,744
3,355	Quest Diagnostics, Inc.	475,739
31,048	Viatris, Inc.	436,846

		1,871,779

Chemical Manufacturing - 27.9%
45,643	Abbott Laboratories	5,521,890
45,370	AbbVie, Inc.	5,276,531
14,759	Amgen, Inc.	3,564,889
3,868	Biogen, Inc. (a)	1,263,792
57,385	Bristol-Myers Squibb Co.	3,894,720
4,376	Catalent, Inc. (a)	524,289
20,448	Eli Lilly and Company	4,979,088
32,218	Gilead Sciences, Inc.	2,200,167
4,803	Incyte Corp. (a)	371,512
67,646	Johnson & Johnson	11,648,641
65,043	Merck & Co., Inc.	4,999,855
6,500	Organon & Co. (a)	188,565
3,431	Perrigo Co. PLC ADR (Ireland)	164,791
143,793	Pfizer, Inc.	6,155,778
2,690	Regeneron Pharmaceuticals, Inc. (a)	1,545,701
6,650	Vertex Pharmaceuticals, Inc. (a)	1,340,507
1,896	West Pharmaceutical Services, Inc.	780,640
12,196	Zoetis, Inc.	2,472,129

		56,893,485

Computer and Electronic Product Manufacturing - 8.3%
7,795	Agilent Technologies, Inc.	1,194,428
554	Bio-Rad Laboratories, Inc. (a)	409,689
16,308	Danaher Corp.	4,851,467
6,582	Hologic, Inc. (a)	493,913
2,190	IDEXX Laboratories, Inc. (a)	1,485,981
3,750	Illumina, Inc. (a)	1,859,062
2,880	PerkinElmer, Inc.	524,822
10,096	Thermo Fisher Scientific, Inc.	5,451,941
1,585	Waters Corp. (a)	617,849

		16,889,152

Health and Personal Care Stores - 1.4%
33,819	CVS Health Corp.	2,785,333

Hospitals - 1.0%
6,751	HCA Healthcare, Inc.	1,675,598
2,003	Universal Health Services, Inc. Class B	321,301

		1,996,899

Insurance Carriers and Related Activities - 8.3%
6,290	Anthem, Inc.	2,415,423
14,970	Centene Corp. (a)	1,027,092
8,814	Cigna Corp.	2,022,725
3,313	Humana, Inc.	1,410,874
24,242	UnitedHealth Group, Inc.	9,993,037

		16,869,151

Machinery Manufacturing - 0.4%
598	Mettler-Toledo International, Inc. (a)	881,279

Merchant Wholesalers, Durable Goods - 0.1%
3,615	Henry Schein, Inc. (a)	289,742

Merchant Wholesalers, Nondurable Goods - 0.9%
3,799	AmerisourceBergen Corp.	464,124
7,453	Cardinal Health, Inc.	442,559
4,063	McKesson Corp.	828,161

		1,734,844

Miscellaneous Manufacturing - 11.2%
1,164	Abiomed, Inc. (a)	380,791
1,850	Align Technology, Inc. (a)	1,287,230
12,918	Baxter International, Inc.	999,207
7,470	Becton, Dickinson & Co.	1,910,452
36,500	Boston Scientific Corp. (a)	1,664,400
5,609	Dentsply Sirona, Inc.	370,418
2,484	DexCom, Inc. (a)	1,280,527
15,969	Edwards Lifesciences Corp. (a)	1,792,840
3,041	Intuitive Surgical, Inc. (a)	3,015,030
34,560	Medtronic PLC ADR (Ireland)	4,538,074
3,738	ResMed, Inc.	1,015,988
2,508	Steris PLC ADR (Ireland)	546,619
8,420	Stryker Corp.	2,281,315

1,200	Teleflex, Inc.	476,916
1,265	The Cooper Companies, Inc.	533,539
5,355	Zimmer Biomet Holdings, Inc.	875,114

		22,968,460

Professional, Scientific, and Technical Services - 2.5%
7,740	Cerner Corp.	622,218
1,291	Charles River Laboratories International, Inc. (a)	525,334
4,924	IQVIA Holdings, Inc. (a)	1,219,675
7,839	Moderna, Inc. (a)	2,771,870

		5,139,097

	TOTAL COMMON STOCKS (Cost $114,515,131)	$128,319,221

SHORT TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
2,135,946	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$2,135,946
16,170,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	16,170,000
34,903,894	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	34,903,894

	TOTAL SHORT TERM INVESTMENTS (Cost $53,209,840)	$53,209,840

	TOTAL INVESTMENTS (Cost $167,724,971) - 89.0% (c)	$181,529,061
	Other Assets in Excess of Liabilities - 11.0%	22,588,681

	TOTAL NET ASSETS - 100.0%	$204,117,742

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $108,338,364.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Health Care Select Sector Index	0.6366% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	68,003	$80,845,812	$10,156,619
Total return of Health Care Select Sector Index	0.6893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	80,326	95,653,037	12,042,650
Total return of Health Care Select Sector Index	0.6866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	110,244	124,900,384	23,120,554
Total return of Health Care Select Sector Index	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	104,250	133,431,431	5,806,455

					$434,830,664	$51,126,278

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 55.3%
Building Material and Garden Equipment and Supplies Dealers - 5.1%
53,358	Lowe’s Companies, Inc.	$10,281,553
33,091	The Home Depot, Inc.	10,860,136

		21,141,689

Construction of Buildings - 32.7%
32,283	Beazer Homes USA, Inc. (a)	589,488
31,864	Century Communities, Inc.	2,212,955
356,222	D.R. Horton, Inc.	33,994,266
52,336	Green Brick Partners , Inc. (a)	1,312,064
96,494	KB Home	4,095,205
16,751	Lennar Corp.	1,446,449
299,448	Lennar Corp. Class A	31,486,957
23,825	LGI Homes, Inc. (a)	4,071,693
60,282	M.D.C Holdings, Inc.	3,214,236
31,700	M/I Homes, Inc. (a)	2,051,307
41,099	Meritage Homes Corp. (a)	4,462,529
3,712	NVR, Inc. (a)	19,386,291
287,199	PulteGroup, Inc.	15,758,609
140,033	Taylor Morrison Home Corp. (a)	3,755,685
121,914	Toll Brothers, Inc.	7,225,843
128,599	TRI Pointe Group, Inc. (a)	3,101,809

		138,165,386

Fabricated Metal Product Manufacturing - 0.5%
19,090	PGT Innovations, Inc. (a)	431,052
13,917	Simpson Manufacturing Company, Inc.	1,565,384

		1,996,436

Furniture and Home Furnishings Stores - 1.0%
7,027	Ethan Allen Interiors, Inc.	167,032
33,625	Floor & Decor Holdings, Inc. (a)	4,102,586

		4,269,618

Furniture and Related Product Manufacturing - 0.1%
5,450	American Woodmark Corp. (a)	404,662

Management of Companies and Enterprises - 0.4%
45,139	AZEK Company, Inc. (a)	1,641,705

Merchant Wholesalers, Durable Goods - 4.9%
17,692	Beacon Roofing Supply, Inc. (a)	946,168
66,400	Builders FirstSource, Inc. (a)	2,954,800
44,376	Fortune Brands Home & Security, Inc.	4,325,329
42,706	Leggett & Platt, Inc.	2,051,169
11,021	Lennox International, Inc.	3,630,648
9,301	Lumber Liquidators Holdings, Inc. (a)	177,463
18,770	Mohawk Industries, Inc. (a)	3,658,273
10,551	Watsco, Inc.	2,980,024

		20,723,874

Merchant Wholesalers, Nondurable Goods - 2.5%
36,720	The Sherwin Williams Co.	10,686,622

Miscellaneous Store Retailers - 0.5%
9,273	Cavco Industries, Inc. (a)	2,179,155

Nonmetallic Mineral Product Manufacturing - 1.3%
13,582	Eagle Materials, Inc.	1,919,408
33,485	Owens Corning	3,219,918
10,770	Quanex Building Products Corp.	267,527

		5,406,853

Specialty Trade Contractors - 2.4%
24,506	Installed Building Products, Inc.	2,940,720
35,902	TopBuild Corp. (a)	7,276,976

		10,217,696

Wood Product Manufacturing - 3.9%
27,018	JELD-WEN Holding, Inc. (a)	715,437
32,777	Louisiana-Pacific Corp.	1,817,157
81,349	Masco Corp.	4,857,349
7,853	Masonite International Corp. ADR (a)	888,645
56,581	Skyline Champion Corp. (a)	3,191,168
36,982	Trex Company, Inc. (a)	3,590,952
19,817	UFP Industries, Inc.	1,471,610

		16,532,318

	TOTAL COMMON STOCKS (Cost $220,300,435)	$233,366,014

SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
97,528,236	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$97,528,236
8,161	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	8,161
28,893,643	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	28,893,643

	TOTAL SHORT TERM INVESTMENTS (Cost $126,430,040)	$126,430,040

	TOTAL INVESTMENTS (Cost $346,730,475) - 85.3% (c)	$359,796,054
	Other Assets in Excess of Liabilities - 14.7%	61,847,902

	TOTAL NET ASSETS - 100.0%	$421,643,956

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $79,026,605.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Home Construction Index	0.4366% representing 1 month LIBOR rate + spread	Barclays	11/26/2021	20,694	$206,012,565	$59,304,296
Total return of Dow Jones U.S. Select Home Construction Index	0.5366% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	16,634	185,473,006	27,420,740
Total return of Dow Jones U.S. Select Home Construction Index	1.2866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	1,700	21,161,940	548,882
Total return of Dow Jones U.S. Select Home Construction Index	0.5366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/16/2021	2,898	34,658,238	2,392,813
Total return of Dow Jones U.S. Select Home Construction Index	0.6393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/20/2021	8,332	105,543,681	967,759
Total return of Dow Jones U.S. Select Home Construction Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	8,964	95,532,870	19,223,420
Total return of Dow Jones U.S. Select Home Construction Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	9/21/2022	1,374	14,991,044	2,590,881
Total return of Dow Jones U.S. Select Home Construction Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	10/19/2022	96	1,114,353	113,641
Total return of Dow Jones U.S. Select Home Construction Index	0.8366% representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	20,000	240,574,455	15,099,336

					$905,062,152	$127,661,768

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 70.9%
Administrative and Support Services - 3.7%
1,629	Allegion PLC ADR (Ireland)	222,521
2,203	Equifax, Inc.	574,102
6,780	IHS Markit Ltd. ADR (United Kingdom)	792,175
2,041	Robert Half International, Inc.	200,447
4,008	Rollins, Inc.	153,627
7,031	Waste Management, Inc.	1,042,416

		2,985,288

Air Transportation - 2.1%
2,253	Alaska Air Group, Inc. (a)	130,741
11,610	American Airlines Group, Inc. (a)	236,612
11,579	Delta Air Lines, Inc. (a)	462,002
10,705	Southwest Airlines Co. (a)	540,817
5,857	United Continental Holdings, Inc. (a)	273,639

		1,643,811

Computer and Electronic Product Manufacturing - 8.6%
4,180	AMETEK, Inc.	581,229
6,128	Fortive Corp.	445,261
3,711	L3 Harris Technologies, Inc.	841,432
2,710	Northrop Grumman Corp.	983,784
7,302	Otis Worldwide Corp.	653,894
27,427	Raytheon Technologies Corp.	2,384,778
1,907	Roper Technologies, Inc.	936,985

		6,827,363

Couriers and Messengers - 4.7%
4,420	FedEx Corp.	1,237,379
13,095	United Parcel Service, Inc. Class B	2,505,859

		3,743,238

Electrical Equipment, Appliance, and Component Manufacturing - 4.4%
2,434	A.O. Smith Corp.	171,183
7,215	Eaton Corp PLC ADR (Ireland)	1,140,331
10,855	Emerson Electric Co.	1,095,161
1,140	Generac Holdings, Inc. (a)	478,070
2,101	Rockwell Automation, Inc.	645,890

		3,530,635

Fabricated Metal Product Manufacturing - 1.0%
3,009	Pentair PLC ADR (Ireland)	221,673
2,923	Stanley Black & Decker, Inc.	575,977

		797,650

Machinery Manufacturing - 13.0%
14,788	Carrier Global Corp.	817,037
9,917	Caterpillar, Inc.	2,050,340
2,647	Cummins, Inc.	614,369
5,646	Deere & Co.	2,041,537
19,864	General Electric Co.	2,057,909
1,374	IDEX Corp.	311,472
6,757	Ingersoll Rand, Inc. (a)	330,215
2,337	Parker Hannifin Corp.	729,214
979	Snap-on, Inc.	213,402
4,329	Trane Technologies PLC ADR (Ireland)	881,428
3,258	Xylem, Inc.	410,019

		10,456,942

Merchant Wholesalers, Durable Goods - 5.6%
3,770	Copart, Inc. (a)	554,190
10,397	Fastenal Co.	569,444
2,505	Fortune Brands Home & Security, Inc.	244,162
12,573	Honeywell International, Inc.	2,939,442
728	Huntington Ingalls Industries, Inc.	149,334

		4,456,572

Merchant Wholesalers, Nondurable Goods - 1.5%
5,203	Illinois Tool Works, Inc.	1,179,364

Miscellaneous Manufacturing - 0.9%
2,607	Dover Corp.	435,682
4,086	Textron, Inc.	281,975

		717,657

National Security and International Affairs - 0.3%
2,406	Leidos Holdings, Inc.	256,047

Nonmetallic Mineral Product Manufacturing - 2.6%
10,492	3M Co.	2,076,787

Nonstore Retailers - 0.4%
792	W.W. Grainger, Inc.	352,107

Personal and Laundry Services - 0.8%
1,597	Cintas Corp.	629,506

Primary Metal Manufacturing - 0.3%
7,076	Howmet Aerospace, Inc. (a)	232,234

Professional, Scientific, and Technical Services - 1.8%
2,357	Jacobs Engineering Group, Inc.	318,784
6,490	Nielsen Holdings PLC ADR (Ireland)	153,748
841	Teledyne Technologies, Inc. (a)	380,780
2,936	Verisk Analytics, Inc. Class A	557,664

		1,410,976

Rail Transportation - 7.0%
41,132	CSX Corp.	1,329,386
1,647	Kansas City Southern Railway Co.	441,067
4,530	Norfolk Southern Corp.	1,167,970
12,026	Union Pacific Corp.	2,630,808

		5,569,231

Rental and Leasing Services - 0.5%
1,309	United Rentals, Inc. (a)	431,381

Specialty Trade Contractors - 1.4%
12,975	Johnson Controls International PLC ADR (Ireland)	926,674
2,523	Quanta Services, Inc.	229,341

		1,156,015

Support Activities for Transportation - 1.1%
2,408	C.H. Robinson Worldwide, Inc.	214,721
3,057	Expeditors International of Washington, Inc.	392,060
1,512	J.B. Hunt Transport Services, Inc.	254,697

		861,478

Transportation Equipment Manufacturing - 7.7%
9,952	Boeing Co. (a)	2,253,929
4,144	General Dynamics Corp.	812,348
4,427	Lockheed Martin Corp.	1,645,383
6,284	Paccar, Inc.	521,509
994	TransDigm Group, Inc. (a)	637,244
3,217	Wabtec Corp.	273,027

		6,143,440

Truck Transportation - 0.6%
1,723	Old Dominion Freight Line, Inc.	463,745

Waste Management and Remediation Services - 0.6%
3,812	Republic Services, Inc.	451,188

Wood Product Manufacturing - 0.3%
4,594	Masco Corp.	274,308

	TOTAL COMMON STOCKS (Cost $54,764,688)	$56,646,963

SHORT TERM INVESTMENTS - 29.3%
Money Market Funds - 29.3%
7,559,993	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$7,559,993
910,175	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	910,175
14,902,097	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	14,902,097

	TOTAL SHORT TERM INVESTMENTS (Cost $23,372,265)	$23,372,265

	TOTAL INVESTMENTS (Cost $78,136,953) - 100.2% (c)	$80,019,228
	Liabilities in Excess of Other Assets - (0.2)%	(167,940)

	TOTAL NET ASSETS - 100.0%	$79,851,288

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,350,257.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	0.7366% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	15,837	$15,409,196	$1,103,127
Total return of Industrials Select Sector Index	0.6866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	23,956	24,562,894	387,334
Total return of Industrials Select Sector Index	0.3866% representing 1 month LIBOR rate + spread	Barclays	12/10/2021	37,032	32,954,441	5,800,807
Total return of Industrials Select Sector Index	0.6866% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	66,245	64,160,493	4,970,004
Total return of Industrials Select Sector Index	0.6893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/14/2021	32,627	33,284,706	682,160

					$170,371,730	$12,943,432

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 64.7%
Accommodation - 1.0%
3,368	Chatham Lodging Trust (a)	$41,359
50,585	Host Hotels & Resorts, Inc. (a)	805,819
16,919	Park Hotels & Resorts, Inc. (a)	313,002
11,824	Service Property Trust	131,601
7,578	Summit Hotel Properties, Inc. (a)	68,278
15,462	Sunstone Hotel Investors, Inc. (a)	178,431
8,152	Xenia Hotels & Resorts, Inc. (a)	144,127

		1,682,617

Administrative and Support Services - 0.5%
20,688	Iron Mountain, Inc.	905,307

Data Processing, Hosting and Related Services - 0.6%
8,645	CyrusOne, Inc.	616,129
4,634	QTS Realty Trust, Inc. Class A	360,108

		976,237

Forestry and Logging - 0.2%
9,885	Rayonier, Inc.	372,763

Funds, Trusts, and Other Financial Vehicles - 2.1%
6,188	Acadia Realty Trust	132,423
4,547	Agree Realty Corp.	341,707
15,068	Diamondrock Hospitality Co. (a)	129,736
2,846	EastGroup Properties, Inc.	501,522
9,259	First Industrial Realty Trust, Inc.	507,208
7,317	Franklin Street Properties Corp.	38,195
2,667	Getty Realty Corp.	84,251
2,563	Gladstone Commercial Corp. (b)	59,410
19,905	Lexington Realty Trust	261,751
6,695	Monmouth Real Estate Investment Corp. Class A	127,473
3,075	National Health Investors, Inc.	209,807
1,183	One Liberty Properties, Inc.	36,188
1,486	PS Business Parks, Inc.	228,354
1,014	Saul Centers, Inc.	46,238
11,093	SITE Centers Corp.	175,935
8,234	Spirit Realty Capital, Inc.	413,511
6,713	Tanger Factory Outlet Centers, Inc. (b)	115,262
2,987	UMH Properties, Inc.	69,537
988	Universal Health Realty Income Trust	59,033
2,158	Urstadt Biddle Properties, Inc. Class A	41,153

		3,578,694

Heavy and Civil Engineering Construction - 0.1%
2,323	St. Joe Co.	105,162

Paper Manufacturing - 0.1%
4,801	PotlatchDeltic Corp.	249,364

Professional, Scientific, and Technical Services - 1.5%
9,423	Extra Space Storage, Inc.	1,640,921
6,193	Lamar Advertising Co.	660,174
10,359	Outfront Media, Inc. (a)	247,477

		2,548,572

Real Estate - 53.8%
5,190	Alexander & Baldwin, Inc.	103,904
163	Alexander’s, Inc.	45,451
9,318	Alexandria Real Estate Equities, Inc.	1,876,086
3,688	American Assets Trust, Inc.	136,198
9,866	American Campus Communities, Inc.	496,358
20,365	American Homes 4 Rent	855,330
31,867	American Tower Corp.	9,011,988
17,148	Americold Realty Trust	666,200
10,680	Apartment Income REIT Corp.	562,195
10,680	Apartment Investment and Management Co.	74,333
15,205	Apple Hospitality REIT, Inc.	227,315
4,254	Armada Hoffler Properties, Inc.	55,302
10,007	AvalonBay Communities, Inc.	2,279,895
10,611	Boston Properties, Inc.	1,245,519
12,235	Brandywine Realty Trust	170,801
21,284	Brixmor Property Group, Inc.	489,958

10,458	Broadstone Net Lease, Inc.	272,117
6,999	Camden Property Trust	1,045,581
6,872	CareTrust REIT, Inc.	165,753
3,496	CatchMark Timber Trust, Inc.	40,868
24,067	CBRE Group, Inc. Class A (a)	2,321,503
935	Centerspace	84,150
3,114	City Office REIT, Inc.	40,077
8,235	Columbia Property Trust, Inc.	137,277
1,633	Community Healthcare Trust, Inc.	81,372
2,923	CorePoint Lodging, Inc. (a)	39,285
3,066	CoreSite Realty Corp.	423,752
8,043	Corporate Office Properties Trust	236,786
10,655	Cousins Properties, Inc.	423,217
30,930	Crown Castle International Corp.	5,972,274
14,011	CubeSmart	695,786
9,552	Cushman & Wakefield PLC ADR (United Kingdom) (a)	178,336
20,092	Digital Realty Trust, Inc.	3,097,383
34,666	DigitalBridge Group, Inc. (a)	241,275
17,091	Diversified Healthcare Trust	66,655
12,582	Douglas Emmett, Inc.	420,239
26,806	Duke Realty Corp.	1,363,889
5,889	Easterly Government Properties, Inc.	133,680
10,399	Empire State Realty Trust, Inc.	118,861
5,365	EPR Properties	269,859
8,718	Equity Commonwealth	229,196
12,417	Equity Lifestyle Properties, Inc.	1,040,545
25,386	Equity Residential	2,135,724
7,663	Essential Properties Realty Trust, Inc.	228,357
4,659	Essex Property Trust, Inc.	1,528,618
4,513	eXp World Holdings, Inc. (a)	162,107
4,956	Federal Realty Investment Trust	582,479
4,215	Five Point Holdings, LLC (a)	35,280
1,208	Forestar Group, Inc. (a)	24,728
5,460	Four Corners Property Trust, Inc.	156,757
437	FRP Holdings, Inc. (a)	26,277
15,862	Gaming & Leisure Properties, Inc.	750,907
1,877	Gladstone Land Corp.	43,772
4,068	Global Medical REIT, Inc.	63,298
6,428	Global Net Lease, Inc.	118,725
10,022	Healthcare Realty Trust, Inc.	319,501
15,682	Healthcare Trust of America, Inc. Class A	448,348
38,635	Healthpeak Properties, Inc.	1,428,336
7,451	Highwoods Properties, Inc.	355,338
2,964	Howard Hughes Corp. (a)	274,792
10,819	Hudson Pacific Properties, Inc.	294,926
7,309	Independence Realty Trust, Inc.	140,918
4,687	Industrial Logistics Properties Trust	127,018
1,716	Innovative Industrial Properties, Inc.	368,923
40,677	Invitation Homes, Inc.	1,654,740
5,296	iStar, Inc. (b)	128,322
8,489	JBG SMITH Properties	276,996
3,666	Jones Lang LaSalle, Inc. (a)	815,942
9,129	Kennedy-Wilson Holdings, Inc.	184,315
7,516	Kilroy Realty Corp.	520,633
31,011	Kimco Realty Corp.	661,465
6,043	Kite Realty Group Trust	121,827
5,413	Life Storage, Inc.	635,270
2,811	LTC Properties, Inc.	106,396
10,539	Macerich Co.	171,786
5,204	Mack-Cali Realty Corp. (a)	93,672
1,698	Marcus & Millichap, Inc. (a)	67,563
41,466	Medical Properties Trust, Inc.	872,030
10,789	MGM Growth Properties LLC	407,824
8,202	Mid-America Apartment Communities, Inc.	1,583,806
12,570	National Retail Properties, Inc.	614,296
5,943	National Storage Affiliates Trust	321,932
2,826	Netstreit Corp.	73,335
5,950	New Senior Investment Group, Inc.	54,859
11,406	Newmark Group, Inc.	146,909
1,612	NexPoint Residential Trust, Inc.	95,027

3,462	Office Properties Income Trust	100,329
16,621	Omega Healthcare Investors, Inc.	603,010
8,285	Opendoor Technologies, Inc. (a)(b)	122,784
12,564	Paramount Group, Inc.	122,625
9,420	Pebblebrook Hotel Trust	211,856
14,933	Physicians Realty Trust	282,980
8,886	Piedmont Office Realty Trust, Inc. Class A	169,012
3,584	Preferred Apartment Communities, Inc.	37,775
53,032	Prologis, Inc.	6,790,217
11,288	Public Storage	3,527,274
8,286	Realogy Holdings Corp. (a)	146,828
26,779	Realty Income Corp.	1,882,296
6,657	Redfin Corp. (a)	389,900
10,964	Regency Centers Corp.	717,155
8,480	Retail Opportunity Investments Corp.	149,842
15,386	Retail Properties of America, Inc. Class A	194,017
9,429	Rexford Industrial Realty, Inc.	580,072
11,831	RLJ Lodging Trust	169,775
5,825	RPT Realty	74,210
3,746	Ryman Hospitality Properties, Inc. (a)	287,318
15,110	Sabra Health Care REIT, Inc.	280,895
1,144	Safehold, Inc.	103,326
2,494	Seritage Growth Properties (a)(b)	39,580
23,556	Simon Property Group, Inc.	2,980,305
5,057	SL Green Realty Corp. (b)	376,544
11,360	Stag Industrial, Inc.	469,395
16,944	Store Capital Corp.	613,203
7,717	Sun Communities, Inc.	1,513,381
4,923	Terreno Realty Corp.	336,536
8,692	The GEO Group, Inc. (b)	60,149
1,106	The RMR Group LLC	43,399
21,288	UDR, Inc.	1,170,627
16,696	Uniti Group, Inc.	195,510
8,395	Urban Edge Properties	159,505
26,869	Ventas, Inc.	1,606,229
16,424	VEREIT, Inc.	804,283
38,482	VICI Properties, Inc.	1,200,254
11,662	Vornado Realty Trust	507,297
6,067	Washington REIT, Inc.	147,367
8,724	Weingarten Realty Investors	280,826
29,931	Welltower, Inc.	2,599,807
53,622	Weyerhaeuser Co.	1,808,670
12,578	WP Carey, Inc.	1,014,919

		91,531,905

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
7,808	American Finance Trust, Inc.	66,134
1,329	RE/MAX Holdings, Inc.	45,585

		111,719

Telecommunications - 4.7%
6,402	Equinix, Inc.	5,252,265
7,841	SBA Communications Corp.	2,673,703

		7,925,968

	TOTAL COMMON STOCKS (Cost $98,188,504)	$109,988,308

SHORT TERM INVESTMENTS - 34.9%
Money Market Funds - 34.9%
39,109,787	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$39,109,787
4,682,528	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	4,682,528
15,517,439	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	15,517,439

	TOTAL SHORT TERM INVESTMENTS (Cost $59,309,754)	$59,309,754

	TOTAL INVESTMENTS (Cost $157,498,258) - 99.6% (e)	$169,298,062
	Other Assets in Excess of Liabilities - 0.4%	795,775

	TOTAL NET ASSETS - 100.0%	$170,093,837

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,241,121.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI US IMI Real Estate 25/50 Index	0.7766% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	66,263	$73,927,725	$12,582,597
Total return of MSCI US IMI Real Estate 25/50 Index	0.5893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	58,763	60,540,907	16,710,644
Total return of MSCI US IMI Real Estate 25/50 Index	0.3366% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	65,765	71,063,234	14,951,610
Total return of MSCI US IMI Real Estate 25/50 Index	0.6866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	27,558	34,938,593	837,244
Total return of MSCI US IMI Real Estate 25/50 Index	0.6866% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	90,725	114,209,741	3,625,901

					$354,680,200	$48,707,996

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.2%
Money Market Funds - 82.2%
1,872,236	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$1,872,236
12,229,415	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	12,229,415

	TOTAL SHORT TERM INVESTMENTS (Cost $14,101,651) (b)	$14,101,651

	TOTAL INVESTMENTS (Cost $14,101,651) - 82.2%	$14,101,651
	Other Assets in Excess of Liabilities - 17.8%	3,060,952

	TOTAL NET ASSETS - 100.0%	$17,162,603

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,101,651.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4166% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Credit Suisse Capital LLC	12/7/2021	4,037	$4,454,131	$(818,415)
0.3893% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Bank of America Merrill Lynch	12/9/2021	22,881	27,655,054	(2,128,436)
0.4866% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	UBS Securities LLC	12/9/2021	7,797	9,921,664	(178,936)
(0.1634)% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	J.P. Morgan	12/16/2021	5,040	6,274,737	(275,777)

					$48,305,586	$(3,401,564)

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 59.6%
Administrative and Support Services - 2.4%
8,781	Royalty Pharma PLC ADR (United Kingdom)	$335,434

Ambulatory Health Care Services - 3.5%
2,813	Axsome Therapeutics, Inc. (a)	136,684
25,062	Viatris, Inc.	352,622

		489,306

Chemical Manufacturing - 46.5%
6,723	Aclaris Therapeutics, Inc. (a)	100,374
4,962	Aerie Pharmaceuticals, Inc. (a)	78,300
1,332	Amphastar Pharmaceuticals, Inc. (a)	27,906
6,300	Antares Pharma, Inc. (a)	27,720
8,226	BioDelivery Sciences International, Inc. (a)	30,930
5,854	Bristol-Myers Squibb Co.	397,311
7,757	Cara Therapeutics, Inc. (a)	92,851
5,120	Cassava Sciences, Inc. (a)	355,994
3,615	Catalent, Inc. (a)	433,113
2,524	Collegium Pharmaceutical, Inc. (a)	62,822
4,742	Corcept Therapeutics, Inc. (a)	98,491
8,376	Durect Corp. (a)	11,810
11,697	Elanco Animal Health, Inc. (a)	426,590
1,759	Eli Lilly and Company	428,317
4,291	Innoviva, Inc. (a)	60,846
3,383	Intra-Cellular Therapies, Inc. (a)	116,138
2,118	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	359,043
2,390	Johnson & Johnson	411,558
1,808	Marinus Pharmaceuticals, Inc. (a)	26,578
4,653	Merck & Co., Inc.	357,676
8,615	Nektar Therapeutics (a)	136,031
2,138	NGM Biopharmaceuticals, Inc. (a)	43,594
1,330	Organon & Co. (a)	38,583
4,233	Pacira Pharmaceuticals, Inc. (a)	249,535
7,901	Perrigo Co. PLC ADR (Ireland)	379,485
9,819	Pfizer, Inc.	420,351
914	Phathom Pharmaceuticals, Inc. (a)	29,339
2,147	Prestige Consumer Healthcare, Inc. (a)	112,825
10,035	Provention Bio, Inc. (a)	60,913
655	Relmada Therapeutics, Inc. (a)	17,030
3,237	Revance Therapeutics, Inc. (a)	94,132
4,034	Supernus Pharmaceuticals, Inc. (a)	106,215
70,206	TherapeuticsMD, Inc. (a)	70,206
2,765	Theravance Biopharma, Inc. ADR (a)	35,890
2,163	Zoetis, Inc.	438,440
5,932	Zogenix, Inc. (a)	96,158
416,469	Zomedica Corp. ADR (Canada) (a)	253,380

		6,486,475

Computer and Electronic Product Manufacturing - 0.8%
10,073	Ocular Therapeutix, Inc. (a)	110,904

Merchant Wholesalers, Nondurable Goods - 1.6%
11,496	Amneal Pharmaceuticals, Inc. (a)	56,676
29,288	Endo International PLC ADR (Ireland) (a)	148,197
945	Phibro Animal Health Corp.	22,368

		227,241

Professional, Scientific, and Technical Services - 4.4%
2,782	Arvinas, Inc. (a)	281,260
5,718	Omeros Corp. (a)	82,911
2,038	Reata Pharmaceuticals, Inc. (a)	255,382

		619,553

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
5,764	Nuvation Bio, Inc. (a)	49,801

	TOTAL COMMON STOCKS (Cost $8,841,083)	$8,318,714

SHORT TERM INVESTMENTS - 39.4%
Money Market Funds - 39.4%
3,187,866	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,187,866
430,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	430,000
1,876,865	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	1,876,865

	TOTAL SHORT TERM INVESTMENTS (Cost $5,494,731)	$5,494,731

TOTAL INVESTMENTS (Cost $ 14,335,814) - 99.0% (c)	$13,813,445
Other Assets in Excess of Liabilities - 1.0%	139,351

TOTAL NET ASSETS - 100.0%	$13,952,796

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,588,847.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Pharmaceuticals Select Industry Index	0.6866 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	3,848	$22,389,839	$(88,390)
Total return of S&P Pharmaceuticals Select Industry Index	0.4366 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2021	1,594	9,307,385	(68,637)
Total return of S&P Pharmaceuticals Select Industry Index	0.6420 % representing 1 month LIBOR rate + spread	Barclays	7/28/2022	347	2,120,075	(108,721)

					$33,817,299	$(265,748)

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 63.2%
Credit Intermediation and Related Activities - 58.1%
10,059	1st Source Corp.	$460,602
8,069	Allegiance Bancshares, Inc.	294,276
69,414	Ameris Bancorp	3,374,215
221,738	Associated Banc-Corp	4,390,412
34,973	Atlantic Union Bankshares Corp.	1,240,492
12,887	BancFirst Corp.	714,971
109,584	BancorpSouth Bank	2,827,267
35,033	Bank of Hawaii Corp.	2,932,612
109,130	Bank OZK	4,442,682
87,080	BankUnited, Inc.	3,446,626
25,509	Banner Corp.	1,352,997
39,762	Berkshire Hills Bancorp, Inc.	1,075,165
31,529	BOK Financial Corp.	2,648,751
42,182	Brookline Bancorp, Inc.	606,155
152,666	Cadence Bancorporation	2,900,654
6,116	Camden National Corp.	273,813
53,210	Cathay General Bancorp	2,015,063
99,450	CIT Group, Inc.	4,797,468
109,943	Citizens Financial Group, Inc.	4,635,197
8,879	City Holding Co.	671,785
51,382	Columbia Banking System, Inc.	1,795,287
71,293	Comerica, Inc.	4,894,977
59,464	Commerce Bancshares, Inc.	4,205,889
32,359	Community Bank System, Inc.	2,318,199
20,819	ConnectOne Bancorp, Inc.	547,540
31,459	Customers Bancorp, Inc. (a)	1,139,445
76,164	CVB Financial Corp.	1,451,686
19,686	Eagle Bancorp, Inc.	1,083,321
73,004	East West Bancorp, Inc.	5,194,235
127,072	Eastern Bankshares, Inc.	2,319,064
22,617	Enterprise Financial Services Corp.	1,008,040
325,163	F.N.B. Corp.	3,726,368
19,682	FB Financial Corp.	744,176
129,673	Fifth Third Bancorp	4,705,833
13,979	First Bancorp	559,160
278,833	First BanCorp ADR	3,382,244
23,034	First Busey Corp.	543,602
6,136	First Citizens BancShares, Inc. Class A	4,801,972
64,291	First Commonwealth Financial Corp.	846,712
52,190	First Financial Bancorp	1,174,275
75,082	First Financial Bankshares, Inc.	3,667,005
7,068	First Financial Corp.	283,073
100,976	First Hawaiian, Inc.	2,779,869
287,472	First Horizon National Corp.	4,441,442
105,306	First Midwest Bancorp, Inc.	1,889,190
27,578	First Republic Bank	5,378,262
19,617	Flushing Finanicial Corp.	432,555
134,287	Fulton Financial Corp.	2,057,277
62,557	Glacier Bancorp, Inc.	3,225,439
53,052	Great Western Bancorp, Inc.	1,634,002
63,157	Hancock Holding Co.	2,760,592
26,895	Hanmi Financial Corp. Class A	490,296
33,288	HarborOne Bancorp, Inc.	453,050
22,672	Heartland Financial USA, Inc.	1,034,297
36,768	Heritage Commerce Corp.	398,565
15,584	Heritage Financial Corp.	376,977
86,356	Hilltop Holdings, Inc.	2,735,758
121,080	Hope Bancorp, Inc.	1,604,310
363,563	Huntington Bancshares, Inc.	5,118,967
26,943	Independent Bank Corp. (Massachusetts)	1,904,331
15,617	Independent Bank Corp. (Michigan)	328,426
26,205	Independent Bank Group, Inc.	1,826,489
27,986	International Bancshares Corp.	1,093,693
341,773	Investors Bancorp, Inc.	4,723,303
239,778	KeyCorp	4,714,036
22,506	Lakeland Bancorp, Inc.	368,423
16,191	Lakeland Financial Corp.	1,082,692
54,027	Live Oak Bancshares, Inc.	3,251,885
33,910	M&T Bank Corp.	4,538,854
12,746	Midland States Bancorp, Inc.	313,679
22,517	NBT Bancorp, Inc.	784,717
5,560	Nicolet Bankshares, Inc. (a)	402,488
47,126	OceanFirst Financial Corp.	918,957
41,770	OFG Bancorp ADR ADR	964,887

114,577	Old National Bancorp	1,843,544
54,245	Pacific Premier Bancorp, Inc.	2,060,225
120,469	PacWest Bancorp	4,797,076
5,804	Park National Corp.	661,134
287,630	People’s United Financial, Inc.	4,515,791
59,059	Pinnacle Financial Partners, Inc.	5,292,277
27,805	PNC Financial Services Group, Inc.	5,071,910
66,274	Popular, Inc. ADR	4,822,096
9,742	Preferred Bank	574,583
57,619	Prosperity Bancshares, Inc.	3,929,040
244,460	Regions Financial Corp.	4,705,855
36,266	Renasant Corp.	1,275,838
19,686	S&T Bancorp, Inc.	579,753
25,055	Sandy Spring Bancorp, Inc.	1,042,037
32,943	Seacoast Banking Corp. of Florida	1,001,138
21,186	Signature Bank	4,808,586
54,594	Silvergate Capital Corp. (a)	5,612,263
71,816	Simmons First National Corp.	1,954,832
17,777	Southside Bancshares, Inc.	640,683
202,183	Sterling Bancorp	4,389,393
9,364	SVB Financial Group (a)	5,149,825
110,101	Synovus Financial Corp.	4,503,131
77,239	Texas Capital Bancshares, Inc. (a)	4,864,512
64,733	The Bancorp, Inc. (a)	1,512,810
5,634	Tompkins Financial Corp.	432,409
15,095	TriCo Bancshares	595,196
24,252	Triumph Bancorp, Inc. (a)	1,859,158
90,719	Truist Financial Corp.	4,937,835
32,455	Trustmark Corp.	974,299
30,377	UMB Financial Corp.	2,843,287
69,204	United Bankshares, Inc.	2,390,306
56,632	United Community Banks, Inc.	1,631,568
14,164	Univest Corp. of Pennsylvania	387,527
358,602	Valley National Bancorp	4,622,380
9,435	Washington Trust Bancorp, Inc.	459,956
92,135	Webster Financial Corp.	4,431,694
38,390	WesBanco, Inc.	1,239,229
14,432	Westamerica Bancorp	801,698
54,104	Western Alliance Bancorp	5,021,933
55,454	Wintrust Financial Corp.	3,959,416
95,184	Zions Bancorp	4,963,846

		276,681,083

Activities - 0.2%
27,024	First Merchants Corp.	1,100,688

Management of Companies and Enterprises - 4.7%
39,655	Banc of California, Inc.	678,894
15,197	Bryn Mawr Bank Corp.	594,659
24,401	Central Pacific Financial Corp.	624,666
45,242	Cullen/Frost Bankers, Inc.	4,855,371
24,876	First Foundation, Inc.	586,327
26,776	First Interstate BancSystem, Inc.	1,122,450
91,988	Home Bancshares, Inc.	1,948,306
24,277	National Bank Holdings Corp.	860,862
27,557	ServisFirst Bancshares, Inc.	1,958,752
54,491	South State Corp.	3,751,160
220,928	Umpqua Holdings Corp.	4,168,911
38,825	Veritex Holdings, Inc.	1,302,579

		22,452,937

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
7,375	QCR Holdings, Inc.	362,039
16,388	TriState Capital Holdings, Inc. (a)	332,840

		694,879

	TOTAL COMMON STOCKS (Cost $309,313,804)	$300,929,587

SHORT TERM INVESTMENTS - 38.2%
Money Market Funds - 38.2%
67,614,795	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$67,614,795
47,479,361	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	47,479,361
66,663,131	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	66,663,131

	TOTAL SHORT TERM INVESTMENTS (Cost $181,757,287)	$181,757,287

	TOTAL INVESTMENTS (Cost $491,071,091) - 101.4% (c)	$482,686,874
	Liabilities in Excess of Other Assets - (1.4)%	(6,330,619)

	TOTAL NET ASSETS - 100.0%	$476,356,255

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $482,686,874.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	0.4866 % representing 1 month LIBOR rate + spread	Barclays	12/9/2021	350,000	$704,906,648	$(15,484,421)
Total return of S&P Regional Banks Select Industry Index	0.6893 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	147,124	285,001,791	3,748,852
Total return of S&P Regional Banks Select Industry Index	0.6366 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	43,032	86,421,265	(1,972,749)
Total return of S&P Regional Banks Select Industry Index	0.9366 % representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	35,000	67,614,728	1,071,817

					$1,143,944,432	$(12,636,501)

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 70.0%
Administrative and Support Services - 0.9%
17,628	Revolve Group, Inc. (a)	$1,227,085

Broadcasting (except Internet) - 0.6%
73,860	Qurate Retail, Inc.	875,980

Clothing and Clothing Accessories Stores - 13.6%
23,478	Abercrombie & Fitch Co. Class A (a)	887,703
24,260	Academy Sports & Outdoors Inc. (a)	898,833
29,483	American Eagle Outfitters, Inc.	1,016,279
13,331	Boot Barn Holdings, Inc. (a)	1,152,065
36,256	Caleres, Inc.	896,973
10,405	Childrens Place Retail Stores, Inc. (a)	877,454
11,932	Citi Trends, Inc. (a)	951,577
59,627	Designer Brands, Inc. (a)	868,765
31,318	Gap, Inc.	913,546
9,733	Genesco, Inc. (a)	559,161
36,702	Guess?, Inc.	819,189
15,100	L Brands, Inc.	1,209,057
28,689	Nordstrom, Inc. (a)	949,606
8,427	Ross Stores, Inc.	1,033,909
15,948	Shoe Carnival, Inc.	537,448
13,536	Signet Jewelers Ltd. ADR	870,906
24,710	The Buckle, Inc.	1,039,797
49,748	The RealReal, Inc. (a)	821,339
15,388	TJX Companies, Inc.	1,058,848
26,187	Urban Outfitters, Inc. (a)	973,633
17,071	Zumiez, Inc. (a)	745,149

		19,081,237

Computer and Electronic Product Manufacturing - 0.6%
25,618	Blink Charging Co, (a)(b)	884,590

Data Processing, Hosting and Related Services - 0.9%
11,020	Shutterstock Inc.	1,195,560

Electronics and Appliance Stores - 0.7%
8,842	Best Buy Co., Inc.	993,399

Food and Beverage Stores - 2.9%
29,666	Grocery Outlet Holding Corp. (a)	982,538
10,360	Ingles Markets, Inc.	619,114
26,140	Kroger Co.	1,063,898
34,892	Sprouts Farmers Market, Inc. (a)	857,645
9,453	Weis Markets, Inc.	497,700

		4,020,895

Food Services and Drinking Places - 1.2%
4,877	Casey’s General Stores, Inc.	964,232
3,131	Wayfair, Inc. (a)(b)	755,698

		1,719,930

Gasoline Stations - 0.2%
11,489	TravelCenters of America Inc. (a)	332,262

General Merchandise Stores - 9.5%
14,708	Big Lots, Inc.	847,328
21,226	BJ’s Wholesale Club Holdings, Inc. (a)	1,074,885
3,230	Burlington Stores, Inc. (a)	1,081,404
2,650	Costco Wholesale Corp.	1,138,758
5,988	Dillard’s, Inc. Class A (b)	1,097,421
4,834	Dollar General Corp.	1,124,582
10,001	Dollar Tree, Inc. (a)	998,000
5,334	Five Below, Inc. (a)	1,037,036
18,452	Kohl’s Corp.	937,361
51,997	Macy’s, Inc. (a)	883,949
10,439	PriceSmart, Inc.	936,796
4,344	Target Corp.	1,134,001
7,189	Wal-Mart Stores, Inc.	1,024,792

		13,316,313

Health and Personal Care Stores - 3.3%
49,602	Albertsons Companies, Inc. Class A (b)	1,071,403
30,831	Petmed Express, Inc. (b)	967,785
45,396	Rite Aid Corp. (a)	690,019
2,990	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,004,042
18,295	Walgreens Boots Alliance, Inc.	862,610

		4,595,859

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
957	Winmark Corp.	201,755

Machinery Manufacturing - 0.7%
37,366	Leslie’s, Inc. (a)	909,862

Merchant Wholesalers, Durable Goods - 0.4%
3,657	America’s Car-Mart, Inc. (a)	581,463

Merchant Wholesalers, Nondurable Goods - 1.1%
93,338	Chicos FAS, Inc. (a)	576,829
16,156	Foot Locker, Inc.	921,861

		1,498,690

Miscellaneous Manufacturing - 1.4%
20,963	National Vision Holdings, Inc. (a)	1,131,583
42,515	Petco Health & Wellness Co., Inc. (a)(b)	877,084

		2,008,667

Miscellaneous Store Retailers - 6.3%
26,650	1-800-Flowers.com, Inc. (a)	812,825
13,539	Chewy, Inc. (a)	1,133,214
6,102	Etsy, Inc. (a)	1,119,778
11,574	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,077,539
100,285	Party City Holdings Inc. (a)	856,434
15,913	Rent-A-Center, Inc.	910,542
48,718	Sally Beauty Holdings, Inc. (a)	921,745
20,209	The ODP Corp. (a)	956,492
5,493	Tractor Supply Co.	993,848

		8,782,417

Motor Vehicle and Parts Dealers - 11.4%
5,073	Advance Auto Parts, Inc.	1,075,780
5,713	Asbury Automotive Group, Inc. (a)	1,173,793
10,334	AutoNation, Inc. (a)	1,253,824
726	AutoZone, Inc. (a)	1,178,712
8,659	CarMax, Inc. (a)	1,159,873
54,402	CarParts.com, Inc. (a)	958,019
3,684	Carvana Co. (a)	1,243,571
6,372	Group 1 Automotive, Inc.	1,107,071
21,076	MarineMax, Inc. (a)	1,133,678
7,332	Murphy USA, Inc.	1,081,543
1,892	O’Reilly Automotive, Inc. (a)	1,142,465
7,915	OneWater Marine. Inc.	371,847
12,626	Penske Automotive Group, Inc.	1,118,664
21,672	Sonic Automotive, Inc.	1,182,208
22,873	Vroom, Inc. (a)(b)	847,216

		16,028,264

Nonstore Retailers - 3.8%
303	Amazon.com, Inc. (a)	1,008,260
6,564	DoorDash, Inc. (a)	1,144,040
15,073	eBay, Inc.	1,028,129
11,941	Lands’ End, Inc. (a)	457,698
11,224	Overstock.com, Inc. (a)	781,639
15,788	Stitch Fix, Inc. (a)	851,289

		5,271,055

Printing and Related Support Activities - 0.2%
38,707	Arko Corp. (a)	321,268

Professional, Scientific, and Technical Services - 2.8%
15,144	Franchise Group, Inc.	514,290
21,859	Groupon, Inc. (a)	795,012
91,078	Quotient Technology, Inc. (a)	989,107
5,086	Stamps.Com., Inc. (a)	1,661,901

		3,960,310

Publishing Industries (except Internet) - 0.7%
52,294	Porch Group, Inc. (a)	969,008

Repair and Maintenance - 1.3%
18,435	Conn’s, Inc. (a)	409,994
24,420	Liquidity Services, Inc. (a)	484,493
15,865	Monro Muffler Brake, Inc.	920,170

		1,814,657

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.4%
25,695	Camping World Holdings, Inc.	1,011,355
120,749	Shift Technologies, Inc. (a)(b)	1,020,329

		2,031,684

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 3.2%
34,641	Big 5 Sporting Goods Corp. (b)	759,331
10,103	Dick’s Sporting Goods, Inc.	1,052,126
4,336	GameStop Corp. Class A (a)(b)	698,616
12,133	Hibbett Sports, Inc.	1,075,712
55,201	Sportsman’s Warehouse Holdings, Inc. (a)	975,402

		4,561,187

Truck Transportation - 0.8%
3,030	Lithia Motors, Inc. Class A	1,142,977

	TOTAL COMMON STOCKS (Cost $93,365,107)	$98,326,374

SHORT TERM INVESTMENTS - 36.2%
Money Market Funds - 36.2%
17,769,319	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$17,769,319
20,295,187	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	20,295,187
12,814,049	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	12,814,049

	TOTAL SHORT TERM INVESTMENTS (Cost $50,878,555)	$50,878,555

	TOTAL INVESTMENTS (Cost $144,243,662) - 106.2% (e)	$149,204,929
	Liabilities in Excess of Other Assets - (6.2)%	(8,745,192)

	TOTAL NET ASSETS - 100.0%	$140,459,737

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan. (c) Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,209,482.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	0.7366 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	1,513	$14,556,188	$452,028
Total return of S&P Retail Select Industry® Index	0.6366 % representing 1 month LIBOR rate + spread	Barclays	12/9/2021	10,879	106,410,249	1,543,785
Total return of S&P Retail Select Industry® Index	0.4866 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	11,777	107,205,657	9,732,113
Total return of S&P Retail Select Industry® Index	0.6366 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	1,281	13,054,893	(343,478)
Total return of S&P Retail Select Industry® Index	(0.0134)% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	7,103	50,393,654	20,312,718

					$291,620,641	$31,697,166

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 63.8%
Accommodation - 2.8%
12,833	Caesars Entertainment Inc. (a)	$1,121,091
48,432	Host Hotels & Resorts, Inc. (a)	771,522
6,548	Marriott International, Inc. Class A (a)	955,877
27,904	MGM Resorts International	1,047,237

		3,895,727

Administrative and Support Services - 1.2%
357	Booking Holdings, Inc. (a)	777,639
11,002	Live Nation Entertainment, Inc. (a)	867,948

		1,645,587

Air Transportation - 3.1%
14,157	Alaska Air Group, Inc. (a)	821,531
43,535	American Airlines Group, Inc. (a)	887,243
21,103	Delta Air Lines, Inc. (a)	842,009
13,563	Southwest Airlines Co. (a)	685,203
22,279	United Continental Holdings, Inc. (a)	1,040,875

		4,276,861

Amusement, Gambling, and Recreation Industries - 0.5%
7,165	Wynn Resorts Ltd. (a)	704,535

Apparel Manufacturing - 0.6%
8,519	PVH Corp. (a)	891,258

Broadcasting (except Internet) - 0.5%
16,988	Dish Network Corp. (a)	711,627

Chemical Manufacturing - 1.8%
5,256	Albemarle Corp.	1,082,946
7,287	LyondellBasell Industries N.V. Class A ADR (Netherlands)	723,818
22,453	Mosaic Co.	701,207

		2,507,971

Clothing and Clothing Accessories Stores - 1.4%
26,876	Gap, Inc.	783,973
13,877	L Brands, Inc.	1,111,131

		1,895,104

Computer and Electronic Product Manufacturing - 8.8%
7,555	Enphase Energy, Inc. (a)	1,432,428
6,480	Microchip Technology, Inc.	927,418
10,296	Micron Technology, Inc. (a)	798,764
2,836	Monolithic Power Systems, Inc.	1,274,101
5,680	NVIDIA Corp.	1,107,543
5,150	NXP Semiconductors NV ADR (Netherlands)	1,062,908
5,289	Qorvo, Inc. (a)	1,002,742
6,068	Qualcomm, Inc.	908,986
5,392	Skyworks Solutions, Inc.	994,878
7,895	Teradyne, Inc.	1,002,665
10,833	Trimble, Inc. (a)	926,221
11,606	Western Digital Corp. (a)	753,578

		12,192,232

Credit Intermediation and Related Activities - 7.2%
10,308	Citigroup, Inc.	697,027
17,721	Citizens Financial Group, Inc.	747,118
10,970	Comerica, Inc.	753,200
7,907	Discover Financial Services	982,998
20,842	Fifth Third Bancorp	756,356
51,367	Huntington Bancshares, Inc.	723,248
36,567	KeyCorp	718,907
38,840	Regions Financial Corp.	747,670
8,786	State Street Corp.	765,612
1,373	SVB Financial Group (a)	755,095
19,754	Synchrony Financial	928,833
13,131	Truist Financial Corp.	714,720
13,388	Zions Bancorp	698,184

		9,988,968

Insurance Carriers and Related Activities - 2.9%
16,079	American International Group, Inc.	761,341
15,608	Lincoln National Corp.	961,765
12,489	Principal Financial Group, Inc.	775,941
7,335	Prudential Financial, Inc.	735,554
29,751	Unum Group	815,177

		4,049,778

Machinery Manufacturing - 2.6%
7,432	Applied Materials, Inc.	1,039,960
31,190	Baker Hughes, a GE Co.	662,476
1,611	Lam Research Corp.	1,026,867
59,405	NOV, Inc. (a)	820,383

		3,549,686

Management of Companies and Enterprises - 0.6%
5,031	Capital One Financial Corp.	813,513

Merchant Wholesalers, Durable Goods - 1.8%
3,032	KLA-Tencor Corp.	1,055,621
13,837	Leggett & Platt, Inc.	664,591
3,763	Mohawk Industries, Inc. (a)	733,409

		2,453,621

Mining (except Oil and Gas) - 0.6%
22,344	Freeport-McMoRan Copper & Gold, Inc.	851,306

Miscellaneous Manufacturing - 1.4%
1,614	Align Technology, Inc. (a)	1,123,021
12,825	Textron, Inc.	885,054

		2,008,075

Oil and Gas Extraction - 4.2%
52,571	APA Corp.	985,706
41,235	Devon Energy Corp.	1,065,512
10,309	EOG Resources, Inc.	751,114
87,264	Marathon Oil Corp.	1,011,390
49,713	Occidental Petroleum Corp.	1,297,509
9,971	Phillips 66	732,171

		5,843,402

Performing Arts, Spectator Sports, and Related Industries - 0.7%
13,953	Penn National Gaming, Inc. (a)	954,106

Petroleum and Coal Products Manufacturing - 1.8%
14,287	ConocoPhillips	800,929
15,850	Marathon Petroleum Corp.	875,237
11,346	Valero Energy Corp.	759,842

		2,436,008

Primary Metal Manufacturing - 0.7%
30,865	Howmet Aerospace, Inc. (a)	1,012,989

Professional, Scientific, and Technical Services - 1.4%
4,590	CDW Corp.	841,577
29,232	DXC Technology Co. (a)	1,168,695

		2,010,272

Publishing Industries (except Internet) - 1.5%
2,830	Paycom Software, Inc. (a)	1,132,000
6,790	PTC, Inc. (a)	919,706

		2,051,706

Real Estate - 3.9%
9,644	CBRE Group, Inc. Class A (a)	930,260
40,830	Kimco Realty Corp.	870,904
7,897	Simon Property Group, Inc.	999,129
14,769	Ventas, Inc.	882,891
10,347	Welltower, Inc.	898,740
23,290	Weyerhaeuser Co.	785,572

		5,367,496

Rental and Leasing Services - 0.6%
2,615	United Rentals, Inc. (a)	861,773

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
3,029	Ameriprise Financial, Inc.	780,149
11,004	Dow, Inc.	684,009
22,662	Franklin Resources, Inc.	669,662
33,099	Invesco Ltd.	806,954

		2,940,774

Support Activities for Mining - 3.2%
13,711	Diamondback Energy, Inc.	1,057,530
48,858	Halliburton Co.	1,010,384
10,919	Hess Corp.	834,648
4,947	Pioneer Natural Resources Co.	719,145
28,876	Schlumberger Ltd. (France) ADR	832,495

		4,454,202

Support Activities for Transportation - 0.6%
5,597	Expedia, Inc. (a)	900,389

Transportation Equipment Manufacturing - 2.4%
5,912	Aptiv PLC ADR (Ireland)(a)	986,417
4,831	Boeing Co. (a)	1,094,125
1,765	Tesla Motors, Inc. (a)	1,212,908

		3,293,450

Utilities - 0.6%
16,637	ONEOK, Inc.	864,624

Water Transportation - 2.3%
45,082	Carnival Corp. ADR (Panama)(a)	976,025
45,924	Norwegian Cruise Line Holdings Ltd. ADR (Bermuda)(a)	1,103,554
14,200	Royal Caribbean Cruises Ltd. ADR (Liberia)(a)	1,091,554
		3,171,133

	TOTAL COMMON STOCKS (Cost $84,836,878)	$88,598,173

SHORT TERM INVESTMENTS - 13.3%
Money Market Funds - 13.3%
5,769,726	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$5,769,726
11,082,062	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	11,082,062
1,685,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	1,685,416

	TOTAL SHORT TERM INVESTMENTS (Cost $18,537,204)	$18,537,204

	TOTAL INVESTMENTS (Cost $103,374,082) - 77.1% (c)	$107,135,377
	Other Assets in Excess of Liabilities - 22.9%	31,837,568

	TOTAL NET ASSETS - 100.0%	$138,972,945

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $104,069,365.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	0.5866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	10,629	$173,376,706	$9,037,801
Total return of S&P 500® High Beta Index	0.6393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	4,444	63,893,194	12,694,701
Total return of S&P 500® High Beta Index	0.6566% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2021	2,761	47,396,251	(105,786)
Total return of S&P 500® High Beta Index	0.5666% representing 1 month LIBOR rate + spread	J.P. Morgan	3/2/2022	1,342	23,470,871	(485,738)

					$308,137,022	$21,140,978

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments

(Unaudited) July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.5%
Money Market Funds - 67.5%
2,543,360	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$2,543,360
7,790,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	7,790,000
5,798,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	5,798,000

	TOTAL SHORT TERM INVESTMENTS (Cost $16,131,360) (b)	$16,131,360

	TOTAL INVESTMENTS (Cost $16,131,360) - 67.5%	$16,131,360
	Other Assets in Excess of Liabilities - 32.5%	7,780,792

	TOTAL NET ASSETS - 100.0%	$23,912,152

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,131,360.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.3393% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/9/2021	383	$5,526,720	$(1,084,087)
0.3866% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/9/2021	1,055	18,006,397	(63,451)
0.1866% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Barclays	4/5/2022	1,785	28,872,050	(1,752,403)
(0.1634)% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	7/29/2022	967	16,596,410	23,860

					$69,001,577	$(2,876,081)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 71.8%
Ambulatory Health Care Services - 3.4%
63,619	ALX Oncology Holdings, Inc. (a)	$3,725,529
41,599	CareDx, Inc. (a)	3,495,980
121,591	Invitae Corp. (a)(b)	3,403,332
36,874	Keros Therapeutics, Inc. (a)	1,356,963
36,548	Natera, Inc. (a)	4,185,477
251,032	Organogenesis Holdings, Inc. (a)	3,850,831
72,440	Prelude Therapeutics, Inc. (a)(b)	2,320,977
140,688	TCR² Therapeutics, Inc. (a)	1,750,159
66,525	Y-mAbs Therapeutics, Inc. (a)	2,201,977

		26,291,225

Apparel Manufacturing - 0.2%
127,058	Sana Biotechnology, Inc. (a)(b)	2,069,775

Chemical Manufacturing - 46.1%
32,900	AbbVie, Inc.	3,826,270
138,447	Acadia Pharmaceuticals Inc. (a)	2,994,609
28,427	Acceleron Pharma, Inc. (a)	3,555,081
651,623	Adverum Biotechnologies, Inc. (a)	1,479,184
65,736	Agios Pharmaceuticals, Inc. (a)	3,161,244
865,783	Akebia Therapeutics, Inc. (a)	2,138,484
44,020	Albireo Pharma, Inc. (a)	1,259,412
194,171	Aldeyra Therapeutics, Inc. (a)(b)	1,728,122
151,668	Alkermes PLC ADR (Ireland) (a)	3,923,651
99,743	AlloVir, Inc. (a)	1,909,081
23,003	Alnylam Pharmaceuticals, Inc. (a)	4,116,157
264,172	Altimmune, Inc. (a)(b)	2,396,040
15,657	Amgen, Inc.	3,781,792
357,441	Amicus Therapeutics, Inc. (a)	3,320,627
110,396	Arcturus Therapeutics Holdings Inc. (a)(b)	3,456,499
152,504	Arcus Biosciences Inc. (a)	4,790,151
54,961	Arcutis Biotherapeutics, Inc. (a)	1,282,240
58,237	Arena Pharmaceuticals, Inc. (a)	3,602,541
118,753	Avid Bioservices, Inc. (a)	3,046,014
42,765	Beam Therapeutics Inc. (a)(b)	3,934,380
227,177	BioCryst Pharmaceuticals, Inc. (a)	3,662,093
9,581	Biogen, Inc. (a)	3,130,400
46,241	BioMarin Pharmaceutical, Inc. (a)	3,548,072
111,325	bluebird bio, Inc. (a)	2,828,768
43,675	Blueprint Medicines Corp. (a)	3,837,722
59,373	BridgeBio Pharma, Inc. (a)	3,173,487
279,669	Catalyst Pharmaceuticals, Inc. (a)	1,633,267
114,243	Celldex Therapeutics, Inc. (a)	4,998,131
311,652	ChemoCentryx, Inc. (a)	4,606,217
154,891	Chimerix, Inc. (a)	1,026,927
37,044	Chinook Thereapeutics, Inc. (a)	482,683
656,720	Clovis Oncology, Inc. (a)(b)	3,171,958
261,760	Coherus BioSciences, Inc. (a)	3,415,968
52,399	Cortexyme, Inc. (a)(b)	2,961,067
76,492	Cue Biopharma Inc. (a)	797,047
473,907	Curis, Inc. (a)(b)	3,596,954
284,171	CytomX Therapeutics, Inc. (a)	1,537,365
107,186	Deciphera Pharmaceuticals, Inc. (a)	3,268,101
50,610	Denali Therapeutics, Inc. (a)	2,582,628
101,585	Dicerna Pharmaceuticals, Inc. (a)	3,810,453
29,913	Eagle Pharmaceuticals, Inc. (a)	1,390,954
59,765	Emergent Biosolutions, Inc. (a)	3,938,513
35,664	Enanta Pharmaceuticals, Inc. (a)	1,506,804
143,961	Esperion Therapeutics, Inc. (a)(b)	2,215,560
145,663	FibroGen, Inc. (a)	1,893,619
254,040	Flexion Therapeutics, Inc. (a)	1,506,457
138,390	Forma Therapeutics Holdings, Inc. (a)	3,167,747
175,590	G1 Therapeutics, Inc. (a)(b)	3,039,463
127,230	Generation Bio Co. (a)	2,765,980
647,705	Geron Corp. (a)	790,200
55,182	Gilead Sciences, Inc.	3,768,379
164,241	Gossamer Bio, Inc. (a)	1,290,934
88,729	Halozyme Therapeutics, Inc. (a)	3,667,170
86,654	Harpoon Therapeutics, Inc. (a)	848,343
246,511	Heron Therapeutics, Inc. (a)	3,046,876
40,694	Horizon Therapeutics PLC ADR (Ireland) (a)	4,070,214
179,816	Humanigen, Inc. (a)(b)	2,898,634
249,907	ImmunityBio, Inc. (a)	2,738,981
585,783	Immunogen, Inc. (a)	3,286,243
45,985	Incyte Corp. (a)	3,556,940
126,292	Insmed, Inc. (a)	3,106,783
44,504	Intellia Therapeutics, Inc. (a)	6,312,892
176,055	Intercept Pharmaceuticals, Inc. (a)	3,042,230
100,086	Ionis Pharmaceuticals, Inc. (a)	3,717,194
323,613	Ironwood Pharmaceuticals, Inc. Class A (a)	4,294,345
612,578	Kadmon Holdings, Inc. (a)	2,303,293
86,911	KalVista Pharmaceuticals, Inc. (a)	1,750,388
27,916	Karuna Therapeutics, Inc. (a)	3,188,566
367,805	Karyopharm Therapeutics, Inc. (a)	3,063,816
149,997	Kiniksa Pharmaceuticals, Ltd. ADR (a)	2,299,454
32,547	Krystal Biotech, Inc. (a)	1,902,047
30,698	Ligand Pharmaceuticals, Inc. (a)	3,484,530
177,933	MacroGenics, Inc. (a)	4,441,208
35,150	Madrigal Pharmaceuticals, Inc. (a)	3,069,298
937,285	MannKind Corp. (a)(b)	3,842,868
170,950	Mersana Therapeutics Inc. (a)	1,880,450
42,423	Morphic Holding, Inc. (a)	2,444,413
167,960	Myovant Sciences, Ltd. ADR (United Kingdom) (a)	3,446,539
127,685	Myriad Genetics, Inc. (a)	4,038,677
38,506	Neurocrine Biosciences, Inc. (a)	3,589,144
18,081	Novavax, Inc. (a)	3,242,466
1,020,404	OPKO Health, Inc. (a)(b)	3,510,190

69,329	ORIC Pharmaceuticals Inc. (a)	1,154,328
102,889	Passage Bio, Inc. (a)	1,214,090
50,548	PMV Pharmaceuticals, Inc. (a)	1,719,137
49,733	Prothena Corp. PLC ADR (Ireland) (a)	2,491,623
88,396	PTC Therapeutics, Inc. (a)	3,388,219
74,402	Puma Biotechnology, Inc. (a)	559,503
7,233	Regeneron Pharmaceuticals, Inc. (a)	4,156,154
93,269	REGENXBIO, Inc. (a)	3,014,454
99,561	Replimune Group Inc. (a)	3,258,632
120,814	Rhythm Pharmaceuticals, Inc. (a)	2,088,874
599,657	Rigel Pharmaceuticals, Inc. (a)	2,398,628
82,207	Rocket Pharmaceuticals, Inc. (a)	2,944,655
137,519	Rubius Therapeutics, Inc., (a)(b)	2,955,283
47,995	Sage Therapeutics, Inc. (a)	2,098,821
304,236	Sangamo Therapeutics, Inc. (a)	2,914,581
44,140	Sarepta Therapeutics, Inc. (a)	2,991,809
102,590	Scholar Rock Holding Corp. (a)	3,205,937
24,218	Seagen Inc. (a)	3,714,799
184,813	Seres Therapeutics, Inc. (a)	1,312,172
893,140	Sesen Bio, Inc. (a)(b)	3,331,412
527,187	Spectrum Pharmaceuticals, Inc. (a)	1,697,542
34,764	Spero Therapeutics, Inc. (a)	463,752
46,196	SpringWorks Therapeutics, Inc. (a)	3,958,997
47,729	Stoke Therapeutics, Inc. (a)	1,366,481
128,297	Sutro Biopharma, Inc. (a)	2,184,898
201,057	Syndax Pharmaceuticals Inc. (a)	2,931,411
100,496	TG Therapeutics, Inc. (a)	3,516,355
177,475	Translate Bio, Inc. (a)	4,905,409
195,953	Travere Therapeutics, Inc. (a)	2,694,354
50,635	Turning Point Therapeutics, Inc. (a)	3,231,526
33,124	Twist Bioscience Corp. (a)	4,075,908
37,333	Ultragenyx Pharmaceutical, Inc. (a)	2,980,293
105,278	uniQure N.V. ADR (Netherlands) (a)	3,054,115
21,176	United Therapeutics Corp. (a)	3,852,550
101,774	Vanda Pharmaceuticals, Inc. (a)	1,659,934
105,023	Veracyte, Inc. (a)	4,679,825
347,520	Verastem, Inc.(a)	1,122,490
65,940	Vericel Corp. (a)	3,490,864
19,672	Vertex Pharmaceuticals, Inc. (a)	3,965,482
70,009	Xencor, Inc. (a)	2,154,877
547,573	Ziopharm Oncology, Inc (a)(b)	1,242,991

		351,272,854

Health and Personal Care Stores - 0.1%
52,754	Neoleukin Therapeutics, Inc. (a)	368,750

Hospitals - 0.2%
37,039	BIOATLA, Inc. (a)	1,518,229

Merchant Wholesalers, Nondurable Goods - 3.6%
68,465	Akero Therapeutics, Inc. (a)	1,467,890
40,415	Allakos, Inc. (a)	3,215,417
230,058	Atara Biotherapeutics, Inc. (a)	2,933,240
100,272	Bioxcel Therapeutics Inc. (a)	2,565,961
71,078	C4 Therapeutics, Inc. (a)	3,066,305
93,394	Global Blood Therapeutics, Inc. (a)	2,552,458
57,056	Protagonist Therapeutics Inc. (a)	2,820,278
110,944	Relay Therapeutics, Inc. (a)	3,599,023
269,836	Viking Therapeutics, Inc. (a)	1,659,491
67,609	Zentalis Pharmaceuticals, Inc. (a)	3,597,475

		27,477,538

Miscellaneous Manufacturing - 1.8%
28,886	Anika Therapeutics, Inc. (a)	1,159,195
417,140	Inovio Pharmaceuticals, Inc. (a)(b)	3,503,976
136,132	MiMedx Group, Inc. (a)(b)	1,668,978
22,051	Mirati Therapeutics, Inc. (a)	3,529,483
598,715	Ocugen, Inc. (a)(b)	4,017,378

		13,879,010

Nursing and Residential Care Facilities - 0.2%
116,746	Radius Health, Inc. (a)	1,766,367

Professional, Scientific, and Technical Services - 14.0%
610,702	Agenus, Inc. (a)	3,163,436
138,311	Alector, Inc. (a)	3,324,305
145,455	Allogene Therapeutics, Inc. (a)	3,192,737
69,808	AnaptysBio, Inc. (a)	1,604,188
244,896	Anavex Life Sciences Corp. (a)(b)	4,395,883
40,320	Annexon, Inc. (a)	849,139
61,121	Apellis Pharmaceuticals, Inc. (a)	3,911,133
68,984	Applied Molecular Transport Inc. (a)	1,933,622
406,518	Ardelyx, Inc. (a)	707,341
42,776	Arrowhead Pharmaceuticals, Inc. (a)	2,963,949
592,885	Athenex, Inc. (a)	2,235,177
70,165	Avidity Biosciences, Inc. (a)	1,354,886
39,636	Avita Medical, Inc. (a)(b)	734,455
158,539	AVROBIO, Inc. (a)	1,166,847
36,142	Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,554,253
170,906	CEL-SCI Corp. (a)(b)	1,372,375
180,420	Cytokinetics, Inc. (a)	5,354,866
413,512	Dynavax Technologies Corp. (a)	3,862,202
101,433	Editas Medicine, Inc. (a)	4,245,985
320,275	Epizyme, Inc. (a)	2,123,423
31,123	Exact Sciences Corp. (a)	3,356,304
165,202	Exelixis, Inc. (a)	2,783,654
42,306	Fate Therapeutics, Inc. (a)	3,502,937
37,383	IGM Biosciences Inc. (a)	2,542,418
138,799	Iveric Bio, Inc. (a)	1,197,835
45,385	Kodiak Sciences, Inc. (a)	3,805,078
169,320	Kura Oncology, Inc. (a)	3,206,921
75,110	Kymera Therapeutics, Inc. (a)	4,520,120
17,335	Moderna, Inc. (a)	6,129,656
78,863	Nkarta, Inc. (a)	2,504,689
114,494	Nurix Therapeutics, Inc. (a)	3,519,546
337,316	Precigen, Inc. (a)(b)	1,851,865
148,598	Precision BioSciences, Inc. (a)	1,465,176
110,779	Revolution Medicines, Inc. (a)	3,172,711

41,486	Shattuck Labs, Inc. (a)	914,351
427,936	Sorrento Therapeutics Inc. (a)(b)	3,513,355
76,994	Vaxcyte, Inc. (a)	1,669,230
83,372	Vir Biotechnology, Inc. (a)	2,972,212

		105,678,260

Real Estate - 0.3%
751,277	VBI Vaccines Inc. ADR (Canada) (a)(b)	2,238,805

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
60,890	Cerevel Therapeutics Holdings, Inc. (a)	1,500,330
93,615	DermTech, Inc. (a)(b)	3,151,081
301,511	Immunovant Inc. (a)	3,153,805

		7,805,216

Specialty Trade Contractors - 0.4%
434,306	Vaxart, Inc. (a)(b)	3,122,660

Support Activities for Transportation - 0.5%
161,870	Iovance Biotherapeutics, Inc. (a)	3,604,845

	TOTAL COMMON STOCKS (Cost $620,226,818)	$547,093,534

SHORT TERM INVESTMENTS - 48.1%
Money Market Funds - 48.1%
264,201,205	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$264,201,205
102,440,496	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	102,440,496

	TOTAL SHORT TERM INVESTMENTS (Cost $366,641,701)	$366,641,701

	TOTAL INVESTMENTS (Cost $986,868,519) - 119.9% (e)	$913,735,235
	Liabilities in Excess of Other Assets - (19.9)%	(151,940,844)

	TOTAL NET ASSETS - 100.0%	$761,794,391

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $770,277,083.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Biotechnology Select Industry Index	0.5393 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	21,378	$222,765,858	$(17,824,577)
Total return of S&P Biotechnology Select Industry Index	0.7966 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	38,586	380,336,207	(10,408,169)
Total return of S&P Biotechnology Select Industry Index	0.3366 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/16/2021	63,703	646,752,196	(35,805,271)
Total return of S&P Biotechnology Select Industry Index	0.6366 % representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	24,550	258,876,906	(23,873,943)
Total return of S&P Biotechnology Select Industry Index	0.6366 % representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	9,500	93,826,735	(2,810,918)
Total return of S&P Biotechnology Select Industry Index	0.6366 % representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	23,500	249,635,616	(24,408,709)

					$1,852,193,518	$(115,131,587)

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.6%
Money Market Funds - 61.6%
4,478,750	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$4,478,750
27,490,376	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	27,490,376

	TOTAL SHORT TERM INVESTMENTS (Cost $31,969,126) (b)	$31,969,126

	TOTAL INVESTMENTS (Cost $31,969,126) - 61.6%	$31,969,126
	Other Assets in Excess of Liabilities - 38.4%	19,936,536

	TOTAL NET ASSETS - 100.0%	$51,905,662

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,969,126.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.3393 % representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/9/2021	3,637	$39,994,377	$5,113,995
0.2666 % representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/13/2021	2,989	28,913,712	245,351
(0.2634)% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2021	5,011	50,030,709	1,936,316
(0.0634)% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2021	4,597	44,695,060	598,249

					$163,633,858	$7,893,911

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 60.0%
Chemical Manufacturing - 0.2%
60,341	CMC Materials, Inc.	$8,727,722

Computer and Electronic Product Manufacturing - 47.7%
1,147,496	Advanced Micro Devices, Inc. (a)	121,852,600
558,365	Analog Devices, Inc.	93,481,468
389,074	Broadcom, Inc.	188,856,520
238,291	Cree, Inc. (a)	22,103,873
3,217,467	Intel Corp.	172,842,327
281,809	Lattice Semiconductor Corp. (a)	15,992,661
1,690,864	Marvell Technology, Inc.	102,314,181
564,473	Microchip Technology, Inc.	80,787,376
1,092,116	Micron Technology, Inc. (a)	84,726,359
114,297	MKS Instruments, Inc.	17,880,623
94,422	Monolithic Power Systems, Inc.	42,420,028
1,131,369	NVIDIA Corp.	220,605,641
434,656	NXP Semiconductors NV ADR (Netherlands)	89,708,652
881,257	ON Semiconductor Corp. (a)	34,421,899
232,404	Qorvo, Inc. (a)	44,061,474
1,366,018	Qualcomm, Inc.	204,629,496
340,691	Skyworks Solutions, Inc.	62,860,896
782,999	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	91,329,003
343,088	Teradyne, Inc.	43,572,176
968,132	Texas Instruments, Inc.	184,545,322

		1,918,992,575

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
110,576	IPG Photonics Corp. (a)	24,123,260

Machinery Manufacturing - 7.9%
665,327	Applied Materials, Inc.	93,099,207
136,068	ASML Holding NV ADR (Netherlands)	104,328,778
153,359	Brooks Automation, Inc.	13,650,485
216,501	II-VI, Inc. (a)(b)	15,113,935
141,365	Lam Research Corp.	90,107,465

		316,299,870

Merchant Wholesalers, Durable Goods - 3.3%
279,672	Entegris, Inc.	33,739,630
289,932	KLA-Tencor Corp.	100,942,725

		134,682,355

Primary Metal Manufacturing - 0.3%
92,311	Silicon Laboratories, Inc. (a)	13,753,416

	TOTAL COMMON STOCKS (Cost $2,226,351,555)	$2,416,579,198

SHORT TERM INVESTMENTS - 38.3%
Money Market Funds - 38.3%
1,346,155,446	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)	$1,346,155,446
58,344,307	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	58,344,307
137,785,415	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	137,785,415

	TOTAL SHORT TERM INVESTMENTS (Cost $1,542,285,168)	$1,542,285,168

	TOTAL INVESTMENTS (Cost $3,768,636,723) - 98.3% (d)	$3,958,864,366
	Other Assets in Excess of Liabilities - 1.7%	66,688,672

	TOTAL NET ASSETS - 100.0%	$4,025,553,038

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,958,864,366.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PHLX Semiconductor Sector Index	0.4866% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	391,413	$1,193,081,641	$122,255,678
Total return of PHLX Semiconductor Sector Index	0.5893% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	233,396	681,095,806	105,058,306
Total return of PHLX Semiconductor Sector Index	0.8266% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	615,799	1,896,470,396	174,371,019
Total return of PHLX Semiconductor Sector Index	0.3866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	280,888	852,707,481	91,535,673
Total return of PHLX Semiconductor Sector Index	0.3766% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	616,162	1,823,566,897	247,757,744
Total return of PHLX Semiconductor Sector Index	0.9366% representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	740,298	2,187,639,911	298,615,071

					$8,634,562,132	$1,039,593,491

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.7%
Money Market Funds - 75.7%
19,333,521	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$19,333,521
6,210,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	6,210,000
72,595,278	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	72,595,278

	TOTAL SHORT TERM INVESTMENTS (Cost $98,138,799) (b)	$98,138,799

	TOTAL INVESTMENTS (Cost $98,138,799) - 75.7%	$98,138,799
	Other Assets in Excess of Liabilities - 24.3%	31,559,943

	TOTAL NET ASSETS - 100.0%	$129,698,742

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,138,799.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0866% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	8/18/2021	2,566	5,229,766	(3,503,490)
0.0866% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Barclays	12/9/2021	8,378	27,166,783	(964,704)
0.3893% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Bank of America Merrill Lynch	12/9/2021	7,138	19,520,781	(4,575,492)
0.3666% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/9/2021	21,357	70,280,299	(1,403,924)
(0.0634)% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	J.P. Morgan	12/9/2021	8,087	25,602,231	(1,553,696)
0.0866% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/13/2021	65,624	203,013,136	(17,581,281)
0.0866% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	2/16/2022	2,773	8,554,802	(773,747)

					$359,367,798	$(30,356,334)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 61.2%
Administrative and Support Services - 4.6%
100,431	Accenture PLC Class A ADR (Ireland)	$31,904,920
67,232	Automatic Data Processing, Inc.	14,093,844
18,348	Broadridge Financial Solutions, Inc.	3,183,195
13,173	FleetCor Technologies, Inc. (a)	3,401,532
13,598	Gartner, Inc. (a)	3,599,799
267,301	Visa, Inc. Class A (b)	65,860,293

		122,043,583

Amusement, Gambling, and Recreation Industries - 0.4%
46,636	Global Payments, Inc.	9,019,869

Computer and Electronic Product Manufacturing - 28.1%
191,963	Advanced Micro Devices, Inc. (a)	20,384,551
94,425	Amphenol Corp. Class A	6,844,868
58,273	Analog Devices, Inc.	9,756,066
2,478,438	Apple, Inc.	361,504,967
8,688	Arista Networks, Inc. (a)	3,304,828
64,506	Broadcom, Inc.	31,311,212
665,829	Cisco Systems, Inc.	36,866,952
21,437	Enphase Energy, Inc. (a)	4,064,455
21,417	Fortinet, Inc. (a)	5,830,564
189,819	HP, Inc.	5,480,074
638,001	Intel Corp.	34,273,414
141,183	International Business Machines Corp.	19,901,156
29,096	Keysight Technologies, Inc. (a)	4,787,747
42,395	Maxim Integrated Products, Inc.	4,235,684
43,222	Microchip Technology, Inc.	6,185,933
177,177	Micron Technology, Inc. (a)	13,745,392
6,796	Monolithic Power Systems, Inc.	3,053,171
26,807	Motorola Solutions, Inc.	6,002,623
35,168	NetApp, Inc.	2,799,021
393,717	NVIDIA Corp.	76,770,878
43,571	NXP Semiconductors NV ADR (Netherlands)	8,992,619
17,791	Qorvo, Inc. (a)	3,372,996
178,227	Qualcomm, Inc.	26,698,405
31,463	Seagate Technology Holdings PLC ADR (Ireland)	2,765,598
26,091	Skyworks Solutions, Inc.	4,814,050
26,274	Teradyne, Inc.	3,336,798
145,915	Texas Instruments, Inc.	27,814,317
39,654	Trimble, Inc. (a)	3,390,417
48,410	Western Digital Corp. (a)	3,143,261
38,836	Xilinx, Inc.	5,819,186
8,453	Zebra Technologies Corp. Class A (a)	4,670,113

		751,921,316

Credit Intermediation and Related Activities - 2.6%
97,986	Fidelity National Information Services, Inc.	14,604,813
138,213	MasterCard, Inc. Class A	53,341,925
64,664	Western Union Co.	1,500,852

		69,447,590

Data Processing, Hosting and Related Services - 0.4%
94,096	Fiserv, Inc. (a)	10,831,390

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
5,675	IPG Photonics Corp. (a)	1,238,058
52,178	TE Connectivity Ltd. ADR (Switzerland)	7,694,690

		8,932,748

Machinery Manufacturing - 1.3%
144,988	Applied Materials, Inc.	20,288,171
22,530	Lam Research Corp.	14,360,847

		34,649,018

Merchant Wholesalers, Durable Goods - 0.3%
24,219	KLA-Tencor Corp.	8,432,087

Nonmetallic Mineral Product Manufacturing - 0.2%
122,397	Corning, Inc.	5,123,538

Professional, Scientific, and Technical Services - 1.7%
22,152	CDW Corp.	4,061,569
83,338	Cognizant Technology Solutions Corp. Class A	6,127,843
40,260	DXC Technology Co. (a)	1,609,595
9,417	F5 Networks, Inc. (a)	1,944,705
11,731	Jack Henry & Associates, Inc.	2,042,250
51,782	Juniper Networks, Inc.	1,457,146
50,672	Paychex, Inc.	5,767,487
31,198	ServiceNow, Inc. (a)	18,340,992
15,663	VeriSign, Inc. (a)	3,389,003

		44,740,590

Publishing Industries (except Internet) - 19.4%
75,520	Adobe Systems, Inc. (a)	46,945,498
25,747	Akamai Technologies, Inc. (a)	3,087,580
13,773	ANSYS, Inc. (a)	5,074,800
34,756	Autodesk, Inc. (a)	11,161,194
43,962	Cadence Design Systems, Inc. (a)	6,490,989
19,616	Citrix Systems, Inc.	1,976,312
206,331	Hewlett Packard Enterprise Co.	2,991,799
43,181	Intuit, Inc.	22,884,634
1,189,971	Microsoft Corp.	339,034,638
91,633	NortonLifeLock, Inc.	2,274,331
287,043	Oracle Corp.	25,012,927
7,754	Paycom Software, Inc. (a)	3,101,600
16,618	PTC, Inc. (a)	2,250,908
152,518	Salesforce.com, Inc. (a)	36,898,680
24,102	Synopsys, Inc. (a)	6,941,135
6,439	Tyler Technologies, Inc. (a)	3,172,109

		519,299,134

Telecommunications - 1.9%
185,605	PayPal Holdings, Inc. (a)	51,139,747

	TOTAL COMMON STOCKS (Cost $1,360,629,939)	$1,635,580,610

SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
324,149,279	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)	$324,149,279
186,485,959	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	186,485,959
115,514,936	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	115,514,936

	TOTAL SHORT TERM INVESTMENTS (Cost $626,150,174)	$626,150,174

	TOTAL INVESTMENTS (Cost $1,986,780,113) - 84.6% (d)	$2,261,730,784
	Other Assets in Excess of Liabilities - 15.4%	412,757,868

	TOTAL NET ASSETS - 100.0%	$2,674,488,652

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,628,875,528.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	0.5366 % representing 1 month LIBOR rate + spread	Barclays	12/9/2021	1,024,618	$1,495,445,081	$87,519,725
Total return of Technology Select Sector Index	0.6893 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	670,332	859,338,998	178,067,704
Total return of Technology Select Sector Index	0.7266 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	483,810	605,444,672	143,176,783
Total return of Technology Select Sector Index	0.5366 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	473,206	664,822,364	66,632,409
Total return of Technology Select Sector Index	0.7866 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	569,763	760,284,212	120,322,362
Total return of Technology Select Sector Index	0.8366 % representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	627,886	847,957,421	122,073,088
Total return of Technology Select Sector Index	0.8366 % representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	135,000	186,800,923	21,749,087
Total return of Technology Select Sector Index	0.8366 % representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	150,000	209,176,334	22,455,275

					$5,629,270,005	$761,996,433

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.3%
Money Market Funds - 82.3%
17,834,275	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$17,834,275
18,480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	18,480,000
11,192,638	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	11,192,638

	TOTAL SHORT TERM INVESTMENTS (Cost $47,506,913) (b)	$47,506,913

	TOTAL INVESTMENTS (Cost $47,506,913) - 82.3%	$47,506,913
	Other Assets in Excess of Liabilities - 17.7%	10,251,241

	TOTAL NET ASSETS - 100.0%	$57,758,154

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,506,913.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4893% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/9/2021	11,938	$14,980,161	$(3,519,040)
0.0866% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Barclays	12/9/2021	52,448	78,549,793	(2,496,933)
0.4366% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/9/2021	31,640	40,880,243	(8,129,983)
0.0866% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/9/2021	3,958	5,752,418	(366,021)
0.3366% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2021	5,473	7,241,890	(1,236,376)
0.0866% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	3/16/2022	697	911,054	(168,569)
0.0866% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	4/20/2022	6,000	7,977,186	(1,313,254)

					$156,292,745	$(17,230,176)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 59.7%
Air Transportation - 6.0%
25,017	Alaska Air Group, Inc. (a)	$1,451,737
25,017	American Airlines Group, Inc. (a)	509,847
25,017	Delta Air Lines, Inc. (a)	998,178
25,017	JetBlue Airways Corp. (a)	370,001
25,017	Southwest Airlines Co. (a)	1,263,859
25,017	United Continental Holdings, Inc. (a)	1,168,794

		5,762,416

Couriers and Messengers - 12.2%
25,017	FedEx Corp.	7,003,509
25,017	United Parcel Service, Inc. Class B	4,787,253

		11,790,762

Rail Transportation - 20.1%
25,017	CSX Corp.	808,549
25,017	Kansas City Southern Railway Co.	6,699,553
25,017	Norfolk Southern Corp.	6,450,133
25,017	Union Pacific Corp.	5,472,719

		19,430,954

Rental and Leasing Services - 4.1%
25,017	Avis Budget Group, Inc. (a)	2,070,657
25,017	Ryder System, Inc.	1,905,045

		3,975,702

Support Activities for Transportation - 11.7%
25,017	C.H. Robinson Worldwide, Inc.	2,230,766
25,017	Expeditors International of Washington, Inc.	3,208,430
25,017	J.B. Hunt Transport Services, Inc.	4,214,114
25,017	Matson, Inc.	1,679,141

		11,332,451

Truck Transportation - 4.1%
25,017	Landstar System, Inc.	3,927,669

Water Transportation - 1.5%
25,017	Kirby Corp. (a)	1,448,734

	TOTAL COMMON STOCKS (Cost $57,916,363)	$57,668,688

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
346,281	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$346,281
28,011,488	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	28,011,488

	TOTAL SHORT TERM INVESTMENTS (Cost $28,357,769)	$28,357,769

	TOTAL INVESTMENTS (Cost $86,274,132) - 89.1% (c)	$86,026,457
	Other Assets in Excess of Liabilities - 10.9%	10,585,038

	TOTAL NET ASSETS - 100.0%	$96,611,495

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $74,133,586.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Transportation Average Index	0.7866 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	2,838	$39,109,461	$1,955,930
Total return of Dow Jones Transportation Average Index	0.6866 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	3,401	43,282,563	6,044,934
Total return of Dow Jones Transportation Average Index	0.5866 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/10/2021	1,367	21,291,955	(1,526,981)
Total return of Dow Jones Transportation Average Index	0.5866 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	8,449	124,410,439	(2,198,440)

					$228,094,418	$4,275,443

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
COMMON STOCKS - 65.3%
Utilities - 65.3%
10,975	AES Corp.	$260,107
4,119	Alliant Energy Corp.	241,085
4,210	Ameren Corp.	353,303
8,233	American Electric Power Co., Inc.	725,492
2,989	American Water Works Co., Inc.	508,459
2,152	Atmos Energy Corp.	212,166
9,563	CenterPoint Energy, Inc.	243,474
4,768	CMS Energy Corp.	294,615
5,646	Consolidated Edison, Inc.	416,505
13,287	Dominion Energy, Inc.	994,798
3,192	DTE Energy Co.	374,485
12,672	Duke Energy Corp.	1,331,954
6,251	Edison International	340,679
3,307	Entergy Corp.	340,356
3,776	Evergy, Inc.	246,271
5,657	Eversource Energy	488,029
16,097	Exelon Corp.	753,340
8,962	FirstEnergy Corp.	343,424
32,313	NextEra Energy, Inc.	2,517,183
6,462	NiSource, Inc.	160,064
4,032	NRG Energy, Inc.	166,280
1,857	Pinnacle West Capital Corp.	155,152
12,676	PPL Corp.	359,618
8,320	Public Service Enterprise Group, Inc.	517,754
5,191	Sempra Energy	678,204
17,441	Southern Co.	1,113,957
5,197	WEC Energy Group, Inc.	489,246
8,866	Xcel Energy, Inc.	605,104

		15,231,104

	TOTAL COMMON STOCKS (Cost $15,044,933)	$15,231,104

SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
4,790,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03%(b)	$4,790,000
671,795	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01%(b)	671,795

	TOTAL SHORT TERM INVESTMENTS (Cost $5,461,795)	$5,461,795

	TOTAL INVESTMENTS (Cost $20,506,728) - 88.7%(c)	$20,692,899
	Other Assets in Excess of Liabilities - 11.3%	2,623,502

	TOTAL NET ASSETS - 100.0%	$23,316,401

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,731,405.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Utilities Select Sector Index	0.5366 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	11,894	$7,729,045	$228,367
Total return of Utilities Select Sector Index	0.5866 % representing 1 month LIBOR rate + spread	Barclays	6/29/2022	70,000	44,951,642	1,850,089

					$52,680,687	$2,078,456

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 65.6%
109,463	iShares 7-10 Year Treasury Bond ETF(a)	$12,884,890

	TOTAL INVESTMENT COMPANIES (Cost $12,199,119)	$12,884,890

SHORT TERM INVESTMENTS - 33.1%
Money Market Funds - 33.1%
4,701,951	Dreyfus Government Cash Management Institutional Shares, 0.03%(b)	$4,701,951
440,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03%(b)	440,000
1,353,669	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01%(b)	1,353,669

	TOTAL SHORT TERM INVESTMENTS (Cost $6,495,620)	$6,495,620

	TOTAL INVESTMENTS (Cost $18,694,739) - 98.7%(c)	$19,380,510
	Other Assets in Excess of Liabilities - 1.3%	253,788

	TOTAL NET ASSETS - 100.0%	$19,634,298

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,319,087.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.2393% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	124,361	$14,218,421	$433,455
Total return of iShares 7-10 Year Treasury Bond ETF	0.2866% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	126,777	14,778,677	155,282
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5434)% representing 1 month LIBOR rate + spread	BNP Paribas	3/16/2022	113,013	13,224,781	153,280
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5434)% representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	4,230	482,070	17,603
Total return of iShares 7-10 Year Treasury Bond ETF	0.7366% representing 1 month LIBOR rate + spread	Barclays	5/6/2022	22,565	2,568,203	87,099

					$45,272,152	$846,719

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.0%
Money Market Funds - 71.0%
2,993,399	Dreyfus Government Cash Management Institutional Shares, 0.03%(a)	$2,993,399
250,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03%(a)	250,000
12,157,338	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01%(a)	12,157,338

	TOTAL SHORT TERM INVESTMENTS (Cost $15,400,737)(b)	$15,400,737

	TOTAL INVESTMENTS (Cost $15,400,737) - 71.0%	$15,400,737
	Other Assets in Excess of Liabilities - 29.0%	6,276,525

	TOTAL NET ASSETS - 100.0%	$21,677,262

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,400,737.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1893 % representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/9/2021	179,273	$20,574,481	$(541,745)
(0.8634)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/15/2021	247,316	28,505,889	(676,855)
(0.8434)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	3/16/2022	96,503	11,292,781	(145,547)
(0.8434)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	4/20/2022	19,848	2,259,223	(88,793)
(0.2634)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	5/6/2022	5,659	644,391	(23,282)
(0.8434)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	5/18/2022	3,880	443,312	(15,374)

					$63,720,077	$(1,491,596)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 64.3%
1,690,298	iShares 20+ Year Treasury Bond ETF(a)(b)	$252,733,357

	TOTAL INVESTMENT COMPANIES (Cost $246,620,948)	$252,733,357

SHORT TERM INVESTMENTS - 37.2%
Money Market Funds - 37.2%
50,484,446	Dreyfus Government Cash Management Institutional Shares, 0.03%(c)(d)	$50,484,446
95,882,715	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01%(c)	95,882,715

	TOTAL SHORT TERM INVESTMENTS (Cost $146,367,161)	$146,367,161

	TOTAL INVESTMENTS (Cost $392,988,109) - 101.5%(e)	$399,100,518
	Liabilities in Excess of Other Assets - (1.5)%	(5,745,944)

	TOTAL NET ASSETS - 100.0%	$393,354,574

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $261,029,866.

Long Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	0.3893 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	1,019,993	$153,013,433	$(112,174)
Total return of iShares 20+ Year Treasury Bond ETF	0.5266 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	860,291	133,647,450	(4,361,174)
Total return of iShares 20+ Year Treasury Bond ETF	0.3866 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	681,833	105,225,603	(2,875,972)
Total return of iShares 20+ Year Treasury Bond ETF	(0.3134)% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2021	131,519	19,185,838	605,435
Total return of iShares 20+ Year Treasury Bond ETF	0.2866 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	2,274,833	331,890,553	8,500,633
Total return of iShares 20+ Year Treasury Bond ETF	0.3566 % representing 1 month LIBOR rate + spread	BNP Paribas	4/20/2022	244,292	34,069,670	3,141,483
Total return of iShares 20+ Year Treasury Bond ETF	0.3566 % representing 1 month LIBOR rate + spread	BNP Paribas	5/18/2022	285,725	39,940,113	2,954,206
Total return of iShares 20+ Year Treasury Bond ETF	0.3566 % representing 1 month LIBOR rate + spread	BNP Paribas	6/15/2022	191,686	26,384,235	2,371,576
Total return of iShares 20+ Year Treasury Bond ETF	0.3566 % representing 1 month LIBOR rate + spread	BNP Paribas	7/20/2022	422,432	61,350,734	1,934,929
Total return of iShares 20+ Year Treasury Bond ETF	0.3566 % representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	89,528	13,271,184	114,997

					$917,978,813	$12,273,939

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.6%
Money Market Funds - 110.6%
168,465,855	Dreyfus Government Cash Management Institutional Shares, 0.03%(a)	$168,465,855
138,622,881	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01%(a)	138,622,881

	TOTAL SHORT TERM INVESTMENTS (Cost $307,088,736)(b)	$307,088,736

	TOTAL INVESTMENTS (Cost $307,088,736) - 110.6%	$307,088,736
	Liabilities in Excess of Other Assets - (10.6)%	(29,354,129)

	TOTAL NET ASSETS - 100.0%	$277,734,607

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $307,088,736.

Short Total Return Swap Contracts (Unaudited)

July 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.6434)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/7/2021	1,013,766	$151,936,000	$(956,231)
(0.4108)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/9/2021	1,002,705	138,246,319	(12,464,707)
0.3166 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/9/2021	817,749	124,671,413	1,641,657
(0.1134)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/10/2021	573,319	79,493,546	(6,467,197)
(0.0134)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/13/2021	1,397,936	207,016,439	(2,005,775)
0.1366 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	6/15/2022	199,605	27,726,923	(2,716,369)
0.1366 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	7/20/2022	528,350	75,684,559	(3,511,517)
0.1366 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	8/17/2022	39,166	5,804,793	(51,784)

					$810,579,992	$(26,531,923)

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2021:

		Asset Class							Liability Class
		Level 1						Level 2	Level 1	Level 2
	Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
578315	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$166,014,504	37,832,025	$12,351,045	$—	$(102,025)	$—
919520	Direxion Connected Consumer ETF	—	8,543,639	—	26,880	16,041	—	—	—	—
438382	Direxion Dynamic Hedge ETF	5,543,755	—	—	—	68,234	—	1,219	(3,679)	—
438379	Direxion Fallen Knives ETF	—	9,143,583	—	18,331	—	—	—	—	—
185285	Direxion Flight to Safety Strategy ETF (Consolidated)	9,746,184	3,837,438	—	324,986	945,727	10,130	—	—	—
438370	Direxion High Growth ETF	—	13,951,947	—	13,501	—	—	—	—	—
974251	Direxion Hydrogen ETF	—	34,018,777	—	3,687,985	—	—	—	—	—
993272	Direxion Low Priced Stock ETF	—	5,209,322	—	—	9,831	—	—	—	—
919522	Direxion Moonshot Innovators ETF	—	157,929,644	—	18,972,082	—	—	—	—	—
185258	Direxion MSCI USA ESG - Leaders vs. Laggards ETF	—	8,364,764	—	684,723	445,583	—	233,614	—	(804,539)
523475	Direxion NASDAQ-100® Equal Weighted Index Shares	—	407,969,141	—	4,093,826	432,631	—	—	—	—
185267	Direxion S&P 500® High minus Low Quality ETF	—	11,401,874	—	609,477	—	—	872,915	—	(552,165)
438368	Direxion Work From Home ETF	—	117,457,170	—	146,481	—	—	—	—	—
927094	Direxion World Without Waste ETF	—	5,731,861	—	101,039	—	—	—	—	—
602254	Direxion Russell 1000® Growth Over Value ETF	28,319,155	—	—	1,683,228	1,356,025	—	861,089	—	(438,011)
602218	Direxion Russell 1000® Value Over Growth ETF	40,800,189	—	—	1,777,144	—	—	1,207,001	—	(2,115,835)
497822	Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	135,438,120	—	—	5,815,085	—	—
856921	Direxion Daily S&P 500® Bear 1X Shares	—	—	—	119,635,882	—	—	—	—	(9,975,676)
497821	Direxion Daily CSI 300 China A Share Bull 2X Shares	44,545,905	—	—	73,650,461	—	—	586,040	—	(1,063,900)
357559	Direxion Daily CSI China Internet Index Bull 2X Shares	84,999,366	—	—	88,835,512	19,194,259	—	—	—	(54,254,714)
577717	Direxion Daily S&P 500® Bull 2X Shares	33,386,724	—	—	20,234	798,612	—	1,662,293	—	—
297342	Direxion Daily Latin America Bull 2X Shares	4,221,053	—	—	16,790,661	—	—	520,868	—	(794,444)
641160	Direxion Daily MSCI Brazil Bull 2X Shares	98,497,089	—	—	156,878,849	—	—	7,103,035	—	(11,487,503)
812826	Direxion Daily MSCI India Bull 2X Shares	24,861,002	—	—	63,988,837	—	—	7,232,465	—	—
662329	Direxion Daily Russia Bull 2X Shares	29,270,311	—	—	35,123,311	—	—	6,746,372	—	(3,735)
992517	Direxion Daily 5G Communications Bull 2X Shares	—	4,346,996	—	—	770,519	—	171,607	—	—
942084	Direxion Daily Cloud Computing Bull 2X Shares	—	20,370,271	—	4,875,126	4,905,268	—	2,508,309	—	—
942098	Direxion Daily Cloud Computing Bear 2X Shares	—	—	—	9,180,274	7,985,037	—	—	—	(2,837,971)
522143	Direxion Daily Energy Bull 2X Shares	—	417,547,785	—	174,606,284	—	—	31,709,549	—	(25,089,782)
522142	Direxion Daily Energy Bear 2X Shares	—	—	—	15,779,169	21,150,592	—	668,237	—	(2,217,944)
234060	Direxion Daily Global Clean Energy Bull 2X Shares	4,260,396	—	—	—	716,167	—	—	—	(31,135)
662249	Direxion Daily Gold Miners Index Bull 2X Shares	435,632,517	—	—	509,608,113	—	—	9,611,392	—	(15,205,601)
662241	Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	72,106,802	—	—	7,490,936	—	(2,344,841)
315868	Direxion Daily Junior Gold Miners Index Bull 2X Shares	196,711,709	—	—	510,038,875	—	—	—	—	(88,545,143)
315869	Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	69,825,017	—	—	16,101,848	—	(1,228,892)
275769	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	17,210,862	—	—	9,057,965	14,085,764	—	3,785,505	—	—
697158	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	400,029,768	—	373,281,539	—	—	216,546,898	—	(21,567,813)
697159	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	31,891,366	35,243,311	—	—	—	(11,227,900)
992516	Direxion Daily Travel & Vacation Bull 2X Shares	—	8,145,893	—	580,199	739,895	—	—	—	(709,618)
297336	Direxion Daily Mid Cap Bull 3X Shares	66,477,042	—	—	24,183,321	17,245,167	—	17,466,222	—	—
522145	Direxion Daily S&P 500® Bull 3X Shares	1,933,941,732	—	—	789,235,647	—	—	545,998,934	—	—
522141	Direxion Daily S&P 500® Bear 3X Shares	—	—	—	465,485,662	—	—	—	—	(69,012,127)
522147	Direxion Daily Small Cap Bull 3X Shares	1,093,260,690	—	—	956,208,229	209,578,818	—	147,308,679	—	(2,439,316)
522146	Direxion Daily Small Cap Bear 3X Shares	—	—	—	396,798,592	—	—	4,409,686	—	(44,457,481)
297330	Direxion Daily FTSE China Bull 3X Shares	243,872,141	—	—	211,724,663	41,867,052	—	—	—	(95,312,619)
297331	Direxion Daily FTSE China Bear 3X Shares	—	—	—	51,761,498	—	—	410,125	—	(1,332,584)
504712	Direxion Daily FTSE Europe Bull 3X Shares	24,535,966	—	—	20,385,029	14,452,735	—	8,775,211	—	—
522230	Direxion Daily MSCI Emerging Markets Bull 3X Shares	82,058,861	—	—	135,806,605	26,636,691	—	—	—	(18,774,950)
522229	Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	21,984,852	16,146,842	—	3,277,768	—	—
402071	Direxion Daily MSCI Mexico Bull 3X Shares	7,610,943	—	—	20,567,237	—	—	6,302,404	—	(21,451)

		Asset Class							Liability Class
		Level 1						Level 2	Level 1	Level 2
	Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
813462	Direxion Daily MS CI South Korea Bull 3X Shares	15,076,938	—	—	29,009,560	—	—	920,820	—	(754,768)
983881	Direxion Daily Aerospace & Defense Bull 3X Shares	—	228,964,746	—	72,817,720	57,451,712	—	49,094,524	—	(1,928,286)
469077	Direxion Daily Consumer Discretionary Bull 3X Shares	—	18,884,831	—	12,778,211	7,617,016	—	5,729,395	—	—
132783	Direxion Daily Dow Jones Internet Bull 3X Shares	—	53,851,698	—	32,803,640	—	—	18,482,157	—	(369,925)
132785	Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	4,301,451	1,368,312	—	89,476	—	—
522140	Direxion Daily Financial Bull 3X Shares	—	2,149,365,208	—	584,919,842	586,188,431	—	546,188,907	—	(225,173)
522144	Direxion Daily Financial Bear 3X Shares	—	—	—	78,522,545	34,585,008	—	—	—	(2,995,930)
812854	Direxion Daily Healthcare Bull 3X Shares	—	128,319,221	—	53,209,840	21,742,319	—	51,126,278	—	—
493026	Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	233,366,014	—	126,430,040	73,500,808	—	127,661,768	—	—
402067	Direxion Daily Industrials Bull 3X Shares	—	56,646,963	—	23,372,265	—	—	12,943,432	—	—
297334	Direxion Daily MSCI Real Estate Bull 3X Shares	—	109,988,308	—	59,309,754	—	—	48,707,996	—	—
297335	Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	14,101,651	6,462,124	—	—	—	(3,401,564)
197878	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	8,318,714	—	5,494,731	1,272,830	—	—	—	(265,748)
691007	Direxion Daily Regional Banks Bull 3X Shares	—	300,929,587	—	181,757,287	14,737,784	—	4,820,669	—	(17,457,170)
662225	Direxion Daily Retail Bull 3X Shares	—	98,326,374	—	50,878,555	—	—	32,040,644	—	(343,478)
132735	Direxion Daily S&P 500® High Beta Bull 3X Shares	—	88,598,173	—	18,537,204	34,973,479	—	21,732,502	—	(591,524)
132778	Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	16,131,360	10,875,204	—	23,860	—	(2,899,941)
697154	Direxion Daily S&P Biotech Bull 3X Shares	—	547,093,534	—	366,641,701	—	—	—	—	(115,131,587)
697155	Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	31,969,126	18,250,464	—	7,893,911	—	—
812868	Direxion Daily Semiconductor Bull 3X Shares	—	2,416,579,198	—	1,542,285,168	—	—	1,039,593,491	—	—
812876	Direxion Daily Semiconductor Bear 3X Shares	—	—	—	98,138,799	40,956,820	—	—	—	(30,356,334)
297332	Direxion Daily Technology Bull 3X Shares	—	1,635,580,610	—	626,150,174	420,316,602	—	761,996,433	—	—
297333	Direxion Daily Technology Bear 3X Shares	—	—	—	47,506,913	27,782,927	—	—	—	(17,230,176)
983880	Direxion Daily Transportation Bull 3X Shares	—	57,668,688	—	28,357,769	14,337,333	—	8,000,864	—	(3,725,421)
402062	Direxion Daily Utilities Bull 3X Shares	—	15,231,104	—	5,461,795	2,892,115	—	2,078,456	—	—
297504	Direxion Daily 7-10 Year Treasury Bull 3X Shares	12,884,890	—	—	6,495,620	—	—	846,719	—	—
297505	Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	15,400,737	7,833,251	—	—	—	(1,491,596)
297506	Direxion Daily 20+ Year Treasury Bull 3X Shares	252,733,357	—	—	146,367,161	—	—	19,623,259	—	(7,349,320)
297507	Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	307,088,736	—	—	1,641,657	—	(28,173,580)